UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02753

Guggenheim Variable Funds Trust

(Exact name of registrant as specified in charter)

702 King Farm Boulevard, Suite 200
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Amy J. Lee, Chief Executive Officer and President
Guggenheim Variable Funds Trust
702 King Farm Boulevard, Suite 200
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code: 301-296-5100

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Attached hereto.

Series A (StylePlus—Large Core Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 19.0%
Consumer, Non-cyclical - 6.0%
Pfizer, Inc.	24,002	$856,872
Abbott Laboratories	13,052	696,455
Merck & Company, Inc.	9,581	613,472
Amgen, Inc.	3,088	575,757
Sysco Corp.	9,986	538,745
Archer-Daniels-Midland Co.	12,381	526,316
UnitedHealth Group, Inc.	2,621	513,324
Cardinal Health, Inc.	7,537	504,376
JM Smucker Co.	4,580	480,579
Tyson Foods, Inc. — Class A	6,350	447,358
Cigna Corp.	2,352	439,683
Anthem, Inc.	2,250	427,230
Gilead Sciences, Inc.	5,186	420,170
Kroger Co.	20,928	419,816
McKesson Corp.	2,648	406,759
General Mills, Inc.	7,837	405,643
United Rentals, Inc.*	2,812	390,137
Humana, Inc.	1,588	386,884
Aetna, Inc.	2,408	382,896
Nielsen Holdings plc	8,906	369,154
Mylan N.V.*	11,499	360,724
HCA Healthcare, Inc.*	4,473	356,006
Johnson & Johnson	2,509	326,195
Altria Group, Inc.	4,735	300,294
Procter & Gamble Co.	3,070	279,308
Express Scripts Holding Co.*	3,997	253,090
Mondelez International, Inc. — Class A	6,149	250,018
AbbVie, Inc.	2,559	227,393
Kimberly-Clark Corp.	1,921	226,063
Zimmer Biomet Holdings, Inc.	1,912	223,876
Eli Lilly & Co.	2,608	223,088
Western Union Co.	11,001	211,219
AmerisourceBergen Corp. — Class A	2,501	206,958
Conagra Brands, Inc.	5,711	192,689
Centene Corp.*	1,974	191,024
DaVita, Inc.*	2,955	175,497
Kraft Heinz Co.	2,062	159,908
PepsiCo, Inc.	1,408	156,894
Medtronic plc	1,883	146,441
Molson Coors Brewing Co. — Class B	1,749	142,788
Colgate-Palmolive Co.	1,955	142,422
Total Consumer, Non-cyclical		14,553,521
Technology - 2.7%
Apple, Inc.	9,835	1,515,769
Microsoft Corp.	11,683	870,267
Intel Corp.	17,239	656,462
International Business Machines Corp.	4,157	603,098
HP, Inc.	26,885	536,625
Oracle Corp.	9,631	465,659
NetApp, Inc.	10,053	439,919
Western Digital Corp.	4,706	406,598
Applied Materials, Inc.	5,771	300,611
QUALCOMM, Inc.	3,611	187,194
Seagate Technology plc	4,434	147,076
CA, Inc.	4,246	141,731
Broadcom Ltd.	548	132,912
Total Technology		6,403,921
Industrial - 2.6%
United Technologies Corp.	5,615	651,789
Caterpillar, Inc.	4,703	586,511
Johnson Controls International plc	13,029	524,938
Republic Services, Inc. — Class A	7,626	503,774
FedEx Corp.	2,011	453,642
Norfolk Southern Corp.	3,213	424,887
Stericycle, Inc.*	5,639	403,865
Fluor Corp.	9,454	398,014
Ingersoll-Rand plc	3,752	334,566
Textron, Inc.	6,178	332,871
Jacobs Engineering Group, Inc.	5,605	326,603
Waste Management, Inc.	4,124	322,785
Cummins, Inc.	1,677	281,786
Corning, Inc.	7,682	229,845
Eaton Corporation plc	2,032	156,037
Deere & Co.	1,193	149,829
General Electric Co.	5,593	135,239
Total Industrial		6,216,981
Communications - 2.3%
Cisco Systems, Inc.	25,892	870,748
Alphabet, Inc. — Class C*	869	833,466
Verizon Communications, Inc.	16,493	816,239
Amazon.com, Inc.*	693	666,215
AT&T, Inc.	14,054	550,495
Omnicom Group, Inc.	6,841	506,713
Facebook, Inc. — Class A*	2,488	425,125
Juniper Networks, Inc.	8,242	229,375
Comcast Corp. — Class A	5,549	213,525
Netflix, Inc.*	1,165	211,273
Expedia, Inc.	1,133	163,084
Viacom, Inc. — Class B	5,340	148,666
Total Communications		5,634,924
Consumer, Cyclical - 2.0%
CVS Health Corp.	9,606	781,160
Wal-Mart Stores, Inc.	7,633	596,443
Ford Motor Co.	45,583	545,628
Walgreens Boots Alliance, Inc.	6,492	501,312
General Motors Co.	11,168	450,964
American Airlines Group, Inc.	6,009	285,368
Ralph Lauren Corp. — Class A	3,187	281,380
Southwest Airlines Co.	4,997	279,732
United Continental Holdings, Inc.*	4,360	265,437
Delta Air Lines, Inc.	5,452	262,895
Alaska Air Group, Inc.	2,768	211,115
Lowe's Companies, Inc.	1,734	138,616
Home Depot, Inc.	800	130,848
Total Consumer, Cyclical		4,730,898
Financial - 1.9%
JPMorgan Chase & Co.	6,957	664,463
Prudential Financial, Inc.	5,427	576,999
Aflac, Inc.	6,644	540,755
Principal Financial Group, Inc.	8,003	514,913
Capital One Financial Corp.	4,564	386,388
Alliance Data Systems Corp.	1,554	344,289

Series A (StylePlus—Large Core Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 19.0% (continued)
Financial - 1.9% (continued)
Berkshire Hathaway, Inc. — Class B*	1,625	$297,895
Lincoln National Corp.	3,356	246,599
Northern Trust Corp.	2,051	188,548
Charles Schwab Corp.	3,466	151,603
Discover Financial Services	2,303	148,497
Citigroup, Inc.	2,028	147,517
Wells Fargo & Co.	2,628	144,934
Bank of America Corp.	5,487	139,041
Total Financial		4,492,441
Energy - 1.0%
ConocoPhillips	13,221	661,710
Anadarko Petroleum Corp.	11,914	581,999
Exxon Mobil Corp.	5,322	436,298
Marathon Oil Corp.	27,016	366,337
Noble Energy, Inc.	5,816	164,942
Valero Energy Corp.	2,032	156,322
Total Energy		2,367,608
Utilities - 0.4%
FirstEnergy Corp.	14,998	462,388
American Electric Power Company, Inc.	4,113	288,897
Public Service Enterprise Group, Inc.	4,968	229,770
Total Utilities		981,055
Basic Materials - 0.1%
DowDuPont, Inc.	4,145	286,958
Total Common Stocks
(Cost $42,900,790)		45,668,307

MUTUAL FUNDS† - 76.0%
Guggenheim Strategy Fund III[1]	2,395,432	59,981,630
Guggenheim Variable Insurance Strategy Fund III[1]	2,389,569	59,978,188
Guggenheim Strategy Fund II1	1,451,846	36,383,265
Guggenheim Strategy Fund I1	1,043,803	26,209,892
Total Mutual Funds
(Cost $181,474,595)		182,552,975

MONEY MARKET FUND† - 4.4%
Dreyfus Treasury Securities Cash Management Fund - Institutional Class 0.90%[2]	10,596,306	10,596,306
Total Money Market Fund
(Cost $10,596,306)		10,596,306
Total Investments - 99.4%
(Cost $234,971,691)		$238,817,588
Other Assets & Liabilities, net - 0.6%		1,446,867
Total Net Assets - 100.0%		$240,264,455

Futures Contracts
Description	Contracts	Expiration date	Notional Amount	Unrealized Gain
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	38	Dec 2017	$4,779,450	$19,843

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Value	Unrealized Gain
OTC Equity Index Swap Agreements††
UBS	S&P 500 Index	156.92%	At Maturity	10/5/17	75,242	$189,561,685	$11,884,707

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7 day yield as of September 30, 2017.

plc	Public Limited Company

See Sector Classification in Other Information section.

Series A (StylePlus—Large Core Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

The following table summarizes the inputs used to value the Fund's investments at September 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$45,668,307	$—	$—	$—	$—	$45,668,307
Equity Futures Contracts	—	19,843	—	—	—	19,843
Equity Index Swap Agreements	—	—	—	11,884,707	—	11,884,707
Money Market Fund	10,596,306	—	—	—	—	10,596,306
Mutual Funds	182,552,975	—	—	—	—	182,552,975
Total Assets	$238,817,588	$19,843	$—	$11,884,707	$—	$250,722,138

*	Other financial instruments include futures contracts and swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2017, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2016, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000089180416001923/gug65857-ncsr.htm.

Transactions during the period ended September 30, 2017, in which the portfolio company is an "affiliated person", were as follows:
Security Name	Value 12/31/16	Additions	Reductions	Realized Gain)	Change in Unrealized	Value 9/30/17	Shares 9/30/17	Investment Income
Guggenheim Strategy Fund I	$21,897,209	$5,204,878	$(999,990)	$8,768	$99,027	$26,209,892	1,043,803	$346,303
Guggenheim Strategy Fund II	57,260,566	894,787	(21,999,993)	119,825	108,080	36,383,265	1,451,846	898,914
Guggenheim Strategy Fund III	36,004,831	23,856,635	–	–	120,164	59,981,630	2,395,432	857,852
Guggenheim Variable Insurance Strategy Fund III	58,544,462	1,268,329	–	–	165,397	59,978,188	2,389,569	1,272,485
	$173,707,068	$31,224,629	$(22,999,983)	$128,593	$492,668	$182,552,975	–	$3,375,554

Series B (Large Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 98.7%
Financial - 29.0%
JPMorgan Chase & Co.	96,900	$9,254,919
Berkshire Hathaway, Inc. — Class B*	43,881	8,044,265
Bank of America Corp.	260,201	6,593,493
Citigroup, Inc.	87,506	6,365,186
Wells Fargo & Co.	91,802	5,062,880
BB&T Corp.	66,310	3,112,591
Zions Bancorporation	61,010	2,878,452
SunTrust Banks, Inc.	47,058	2,812,657
T. Rowe Price Group, Inc.	30,433	2,758,752
Charles Schwab Corp.	62,301	2,725,046
Welltower, Inc. REIT	33,719	2,369,772
Allstate Corp.	24,086	2,213,744
Unum Group	42,142	2,154,720
Piedmont Office Realty Trust, Inc. — Class A REIT	105,881	2,134,561
E*TRADE Financial Corp.*	48,400	2,110,724
Omega Healthcare Investors, Inc. REIT	59,084	1,885,370
Assured Guaranty Ltd.	45,969	1,735,330
Morgan Stanley	35,168	1,694,043
Host Hotels & Resorts, Inc. REIT	80,059	1,480,291
American International Group, Inc.	21,007	1,289,620
KeyCorp	65,606	1,234,705
Regions Financial Corp.	77,187	1,175,558
Prudential Financial, Inc.	10,662	1,133,584
Federated Investors, Inc. — Class B	29,732	883,040
Equity Commonwealth REIT*	24,046	730,998
Rayonier, Inc. REIT	22,373	646,356
Liberty Property Trust REIT	15,002	615,982
Hartford Financial Services Group, Inc.	8,000	443,440
Total Financial		75,540,079
Consumer, Non-cyclical - 18.3%
Johnson & Johnson	54,930	7,141,448
Pfizer, Inc.	129,305	4,616,189
Merck & Company, Inc.	63,152	4,043,623
Procter & Gamble Co.	39,813	3,622,187
HCA Healthcare, Inc.*	41,234	3,281,814
Hormel Foods Corp.	72,329	2,324,654
Bunge Ltd.	33,095	2,298,778
Tyson Foods, Inc. — Class A	30,664	2,160,279
Express Scripts Holding Co.*	31,634	2,003,065
Zimmer Biomet Holdings, Inc.	14,894	1,743,938
United Therapeutics Corp.*	14,510	1,700,427
Quest Diagnostics, Inc.	17,766	1,663,608
UnitedHealth Group, Inc.	8,407	1,646,511
Archer-Daniels-Midland Co.	29,749	1,264,630
DaVita, Inc.*	20,476	1,216,070
AmerisourceBergen Corp. — Class A	14,674	1,214,274
Post Holdings, Inc.*	13,632	1,203,297
Medtronic plc	13,805	1,073,615
Akorn, Inc.*	28,319	939,908
Philip Morris International, Inc.	6,476	718,901
Ingredion, Inc.	5,513	665,088
JM Smucker Co.	6,166	646,998
Dr Pepper Snapple Group, Inc.	5,528	489,062
Total Consumer, Non-cyclical		47,678,364
Industrial - 10.8%
WestRock Co.	50,722	2,877,459
Corning, Inc.	83,608	2,501,551
Orbital ATK, Inc.	18,761	2,498,214
General Electric Co.	99,292	2,400,880
Republic Services, Inc. — Class A	34,617	2,286,799
Crown Holdings, Inc.*	35,204	2,102,383
Owens Corning	26,813	2,073,986
United Technologies Corp.	17,470	2,027,918
Carlisle Companies, Inc.	16,492	1,653,983
Eagle Materials, Inc.	14,243	1,519,728
Honeywell International, Inc.	10,534	1,493,089
Eaton Corporation plc	19,215	1,475,520
Jabil, Inc.	44,250	1,263,338
Snap-on, Inc.	7,495	1,116,830
Timken Co.	20,143	977,943
Total Industrial		28,269,621
Consumer, Cyclical - 10.0%
Wal-Mart Stores, Inc.	53,182	4,155,642
Southwest Airlines Co.	47,872	2,679,874
Lear Corp.	14,116	2,443,197
DR Horton, Inc.	56,704	2,264,191
CVS Health Corp.	27,334	2,222,801
Goodyear Tire & Rubber Co.	65,368	2,173,486
Target Corp.	31,509	1,859,346
PVH Corp.	13,030	1,642,562
Carnival Corp.	23,493	1,516,943
PACCAR, Inc.	20,547	1,486,370
JetBlue Airways Corp.*	78,603	1,456,514
MGM Resorts International	43,478	1,416,948
Lowe's Companies, Inc.	8,212	656,467
Total Consumer, Cyclical		25,974,341
Energy - 9.9%
Chevron Corp.	58,240	6,843,201
Exxon Mobil Corp.	74,505	6,107,920
Kinder Morgan, Inc.	134,804	2,585,541
Marathon Oil Corp.	160,387	2,174,848
Valero Energy Corp.	25,827	1,986,871
Hess Corp.	41,670	1,953,906
Concho Resources, Inc.*	10,527	1,386,616
Diamondback Energy, Inc.*	13,314	1,304,239
Whiting Petroleum Corp.*	158,014	862,756
Laredo Petroleum, Inc.*	44,160	570,989
Total Energy		25,776,887
Utilities - 6.8%
Exelon Corp.	73,492	2,768,443
FirstEnergy Corp.	86,284	2,660,136
Public Service Enterprise Group, Inc.	57,292	2,649,755
Ameren Corp.	41,879	2,422,281
Edison International	28,058	2,165,236
OGE Energy Corp.	58,959	2,124,293
UGI Corp.	45,281	2,121,868
Duke Energy Corp.	8,550	717,516
Total Utilities		17,629,528
Technology - 6.2%
Intel Corp.	116,620	4,440,890

Series B (Large Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 98.7% (continued)
Technology - 6.2% (continued)
Xerox Corp.	73,067	$2,432,400
Apple, Inc.	11,326	1,745,563
QUALCOMM, Inc.	32,234	1,671,011
Oracle Corp.	29,154	1,409,596
VMware, Inc. — Class A*	11,833	1,292,045
CSRA, Inc.	39,036	1,259,692
Qorvo, Inc.*	17,000	1,201,560
NCR Corp.*	16,583	622,194
Total Technology		16,074,951
Basic Materials - 3.8%
Nucor Corp.	39,318	2,203,380
DowDuPont, Inc.	30,061	2,081,123
Reliance Steel & Aluminum Co.	25,607	1,950,485
Steel Dynamics, Inc.	47,993	1,654,319
Cabot Corp.	21,835	1,218,393
Freeport-McMoRan, Inc.*	54,442	764,366
Total Basic Materials		9,872,066
Communications - 3.5%
Cisco Systems, Inc.	120,244	4,043,805
AT&T, Inc.	66,905	2,620,669
Time Warner, Inc.	14,005	1,434,812
Verizon Communications, Inc.	21,246	1,051,465
Total Communications		9,150,751
Diversified - 0.4%
Leucadia National Corp.	36,622	924,706
Total Common Stocks
(Cost $206,680,753)		256,891,294

MONEY MARKET FUND† - 1.4%
Dreyfus Treasury Securities Cash Management Fund - Institutional Class 0.90%[1]	3,591,194	3,591,194
Total Money Market Fund
(Cost $3,591,194)		3,591,194
Total Investments - 100.1%
(Cost $210,271,947)		$260,482,488
Other Assets & Liabilities, net - (0.1)%		(149,498)
Total Net Assets - 100.0%		$260,332,990

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
[1]	Rate indicated is the 7 day yield as of September 30, 2017.

plc	Public Limited Company
REIT	Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$256,891,294	$—	$—	$256,891,294
Money Market Fund	3,591,194	—	—	3,591,194
Total Assets	$260,482,488	$—	$—	$260,482,488

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2017, there were no transfers between levels.

Series D (World Equity Income Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 99.6%
Financial - 26.3%
Visa, Inc. — Class A	19,000	$1,999,560
Mastercard, Inc. — Class A	12,300	1,736,760
Marsh & McLennan Companies, Inc.	17,800	1,491,817
Banco Bilbao Vizcaya Argentaria S.A.	165,000	1,474,489
Intercontinental Exchange, Inc.	20,700	1,422,090
CME Group, Inc. — Class A	10,400	1,411,072
Credit Agricole S.A.	77,100	1,401,487
Cincinnati Financial Corp.	18,300	1,401,231
BNP Paribas S.A.	17,100	1,379,358
ING Groep N.V.	74,500	1,373,597
Chubb Ltd.	9,000	1,282,950
Swiss Re AG	13,500	1,222,824
Annaly Capital Management, Inc. REIT	98,100	1,195,839
Hang Seng Bank Ltd.	46,000	1,121,214
AXA S.A.	36,500	1,103,930
Bank of Montreal	14,400	1,089,690
Credit Suisse Group AG*	67,900	1,075,084
Henderson Land Development Company Ltd.	161,260	1,068,318
Westfield Corp. REIT	165,900	1,020,042
Kinnevik AB — Class B	30,500	994,435
Everest Re Group Ltd.	4,300	982,077
Welltower, Inc. REIT	12,300	864,444
Bank Hapoalim BM	123,500	863,903
Hysan Development Company Ltd. — Class A*	179,500	844,473
First Capital Realty, Inc.	52,200	823,240
H&R Real Estate Investment Trust REIT	46,800	807,834
RioCan Real Estate Investment Trust REIT	41,600	797,750
Assurant, Inc.	8,100	773,712
Raiffeisen Bank International AG*	19,800	663,549
Intesa Sanpaolo SpA	184,900	653,848
JPMorgan Chase & Co.	6,800	649,468
National Australia Bank Ltd. ADR	24,800	612,658
Ascendas Real Estate Investment Trust REIT	309,600	607,117
Investec plc	80,300	585,805
Smart Real Estate Investment Trust REIT	24,000	566,213
Liberty Property Trust REIT	11,700	480,402
Canadian Imperial Bank of Commerce	5,400	472,419
Toronto-Dominion Bank	7,200	405,331
CI Financial Corp.	18,000	393,647
Reinsurance Group of America, Inc. — Class A	2,800	390,684
ASX Ltd.	9,500	390,624
Ageas	7,500	352,441
Equity Residential REIT	5,300	349,429
Wells Fargo & Co.	6,200	341,930
Prologis, Inc. REIT	5,300	336,338
U.S. Bancorp	5,977	320,307
Lloyds Banking Group plc	281,700	255,628
Nasdaq, Inc.	3,000	232,710
Total Financial		42,083,768
Consumer, Non-cyclical - 20.3%
Johnson & Johnson	20,900	2,717,209
Pfizer, Inc.	59,300	2,117,010
UnitedHealth Group, Inc.	10,800	2,115,180
AbbVie, Inc.	23,400	2,079,324
Merck & Company, Inc.	29,300	1,876,079
Gilead Sciences, Inc.	22,000	1,782,440
Roche Holding AG	6,900	1,761,684
Procter & Gamble Co.	17,662	1,606,889
Amgen, Inc.	8,300	1,547,535
Diageo plc	46,700	1,534,809
Automatic Data Processing, Inc.	12,600	1,377,432
Wesfarmers Ltd.	40,200	1,303,009
Western Union Co.	61,700	1,184,640
Stryker Corp.	6,800	965,736
Becton Dickinson and Co.	4,600	901,370
Cardinal Health, Inc.	13,000	869,960
Reed Elsevier plc	35,700	782,513
George Weston Ltd.	8,300	722,668
Woolworths Ltd.	35,300	697,916
Coca-Cola Amatil Ltd.	112,400	681,399
Swedish Match AB	18,700	655,844
Orkla ASA	62,200	638,095
Orion Oyj — Class B	12,400	575,374
Eli Lilly & Co.	6,100	521,794
MEIJI Holdings Company Ltd.	6,500	515,286
Zoetis, Inc.	5,500	350,680
British American Tobacco plc	5,300	331,720
Quest Diagnostics, Inc.	2,900	271,556
Total Consumer, Non-cyclical		32,485,151
Technology - 13.2%
Apple, Inc.	15,800	2,435,096
Microsoft Corp.	22,500	1,676,025
International Business Machines Corp.	11,100	1,610,388
Accenture plc — Class A	11,400	1,539,798
Texas Instruments, Inc.	16,300	1,461,132
Paychex, Inc.	24,300	1,457,028
Canon, Inc.	41,900	1,431,794
Cie Generale des Etablissements Michelin — Class B*	9,000	1,313,675
Fidelity National Information Services, Inc.	13,900	1,298,121
Adobe Systems, Inc.*	8,600	1,282,948
CA, Inc.	36,700	1,225,046
Lam Research Corp.	5,800	1,073,232
Broadridge Financial Solutions, Inc.	12,200	986,004
Seagate Technology plc	26,700	885,639
Oracle Corporation Japan	8,400	659,936
NTT Data Corp.	52,500	561,767
Electronic Arts, Inc.*	2,600	306,956
Total Technology		21,204,585
Industrial - 11.4%
3M Co.	8,400	1,763,161
Honeywell International, Inc.	12,200	1,729,228
Lockheed Martin Corp.	4,928	1,529,109

Series D (World Equity Income Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Industrial - 11.4% (continued)
United Parcel Service, Inc. — Class B	10,900	$1,308,981
Waste Management, Inc.	16,100	1,260,147
Pentair plc	18,200	1,236,872
FUJIFILM Holdings Corp.	31,200	1,210,899
TE Connectivity Ltd.	13,800	1,146,228
SKF AB — Class B	50,200	1,093,832
Skanska AB — Class B	44,300	1,026,182
Mizuho Financial Group, Inc.	536,600	939,956
Deere & Co.	5,900	740,981
Republic Services, Inc. — Class A	10,300	680,418
MTR Corporation Ltd.	90,400	527,712
Vinci S.A.	5,500	522,633
Harris Corp.	3,600	474,048
Raytheon Co.	2,300	429,134
Toyo Seikan Group Holdings Ltd.	22,300	372,592
BAE Systems plc	33,300	281,523
Total Industrial		18,273,636
Communications - 8.9%
Facebook, Inc. — Class A*	11,800	2,016,266
Verizon Communications, Inc.	34,100	1,687,610
Shaw Communications, Inc. — Class B	58,800	1,353,295
Alphabet, Inc. — Class C*	1,200	1,150,932
AT&T, Inc.	27,300	1,069,341
Cisco Systems, Inc.	30,000	1,008,900
SES S.A.	45,100	986,646
BCE, Inc.	20,600	965,065
Telefonica Deutschland Holding AG	162,500	911,890
TELUS Corp.	22,400	805,622
Elisa Oyj	15,400	662,886
Amazon.com, Inc.*	500	480,675
Motorola Solutions, Inc.	4,600	390,402
Rogers Communications, Inc. — Class B	7,400	381,543
Kakaku.com, Inc.	25,300	322,433
Total Communications		14,193,506
Consumer, Cyclical - 7.2%
McDonald's Corp.	9,000	1,410,120
Commonwealth Bank of Australia ADR*	21,600	1,274,724
Li & Fung Ltd.	2,265,700	1,136,979
Home Depot, Inc.	6,800	1,112,208
Berkeley Group Holdings plc	21,300	1,060,463
Sekisui House Ltd.	55,200	930,384
Iida Group Holdings Company Ltd.	49,900	889,614
Ford Motor Co.	58,500	700,245
Crown Resorts Ltd.	78,400	695,400
Harvey Norman Holdings Ltd.	198,500	604,015
LVMH Moet Hennessy Louis Vuitton SE	2,100	579,417
Compass Group plc	26,365	559,176
Vail Resorts, Inc.	1,800	410,616
Yue Yuen Industrial Holdings Ltd.	65,600	249,416
Total Consumer, Cyclical		11,612,777
Utilities - 7.0%
Southern Co.	28,700	1,410,318
Duke Energy Corp.	15,000	1,258,800
CLP Holdings Ltd.	118,138	1,210,640
PPL Corp.	31,700	1,203,015
Dominion Energy, Inc.	13,600	1,046,248
CenterPoint Energy, Inc.	29,400	858,774
DTE Energy Co.	7,200	772,992
Emera, Inc.	18,900	715,791
NextEra Energy, Inc.	3,500	512,925
AGL Energy Ltd.	25,500	467,363
Engie S.A.	27,300	463,658
WEC Energy Group, Inc.	7,100	445,738
Entergy Corp.	5,300	404,708
Sempra Energy	2,200	251,086
SCANA Corp.	5,100	247,299
Total Utilities		11,269,355
Basic Materials - 2.9%
LyondellBasell Industries N.V. — Class A	13,500	1,337,175
DowDuPont, Inc.	17,500	1,211,525
Mitsubishi Chemical Holdings Corp.	121,800	1,160,412
Nissan Chemical Industries Ltd.	14,400	506,790
Mondi plc	17,900	480,848
Total Basic Materials		4,696,750
Energy - 1.8%
Woodside Petroleum Ltd.	51,900	1,184,448
OMV AG	17,800	1,036,948
Inter Pipeline Ltd.	16,200	335,588
Exxon Mobil Corp.	4,000	327,920
Total Energy		2,884,904
Diversified - 0.6%
Jardine Matheson Holdings Ltd.	14,300	906,048
Total Common Stocks
(Cost $142,919,517)		159,610,480

MONEY MARKET FUND† - 0.1%
Goldman Sachs Financial Square Treasury Instruments Fund 0.86%[1]	134,399	134,399
Total Money Market Fund
(Cost $134,399)		134,399
Total Investments - 99.7%
(Cost $143,053,916)		$159,744,879
Other Assets & Liabilities, net - 0.3%		548,698
Total Net Assets - 100.0%		$160,293,577

Series D (World Equity Income Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
[1]	Rate indicated is the 7 day yield as of September 30, 2017.

ADR	American Depositary Receipt
plc	Public Limited Company
REIT	Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$159,610,480	$—	$—	$159,610,480
Money Market Fund	134,399	—	—	134,399
Total Assets	$159,744,879	$—	$—	$159,744,879

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2017, there were no transfers between levels.

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 0.1%
Financial - 0.1%
Rescap Liquidating Trust*	9,655	$71,930
Total Common Stocks
(Cost $487,486)		71,930

PREFERRED STOCKS†† - 0.9%
Financial - 0.7%
Woodbourne Capital Trust III (1 Month USD LIBOR + 250 bps) 3.14%*,†††,1,2,3	300,000	226,255
Woodbourne Capital Trust IV (1 Month USD LIBOR + 250 bps) 3.14%*,†††,1,2,3	300,000	226,255
Woodbourne Capital Trust I (1 Month USD LIBOR + 250 bps) 3.13%*,†††,1,2,3	300,000	226,254
Woodbourne Capital Trust II (1 Month USD LIBOR + 250 bps) 3.13%*,†††,1,2,3	300,000	226,254
Total Financial		905,018
Industrial - 0.2%
Seaspan Corp. 6.38% due 04/30/19	8,540	221,357
Total Preferred Stocks
(Cost $1,419,296)		1,126,375

MUTUAL FUNDS† - 9.5%
Guggenheim Total Return Bond Fund - Institutional Class[4]	225,870	6,114,305
Guggenheim Strategy Fund I4	124,227	3,119,346
Guggenheim Limited Duration Fund - Institutional Class[4]	116,573	2,896,844
Total Mutual Funds
(Cost $11,919,622)		12,130,495

MONEY MARKET FUND† - 1.6%
Dreyfus Treasury Securities Cash Management Fund - Institutional Class 0.90%[5]	2,091,632	2,091,632
Total Money Market Fund
(Cost $2,091,632)		2,091,632

Face Amount
ASSET-BACKED SECURITIES†† - 40.9%
Collateralized Loan Obligations - 25.2%
Fortress Credit Opportunities III CLO, LP
2017-3A, 2.95% (3 Month USD LIBOR + 165 bps) due 04/28/26[1,6]	$1,300,000	1,305,593
2017-3A, 3.55% (3 Month USD LIBOR + 225 bps) due 04/28/26[1,6]	300,000	300,189
2017-3A, 4.40% (3 Month USD LIBOR + 310 bps) due 04/28/26[1,6]	200,000	200,371
KVK CLO Ltd.
2017-1A, 3.12% (3 Month USD LIBOR + 180 bps) due 05/15/26[1,6]	1,000,000	1,007,029
2013-1A, due 04/14/25[6,7]	900,000	317,018
Northwoods Capital XIV Ltd.
2017-14A, 3.01% (3 Month USD LIBOR + 170 bps) due 11/12/25[1,6]	1,250,000	1,252,025
Great Lakes CLO Ltd.
2012-1A, 5.40% (3 Month USD LIBOR + 410 bps) due 01/15/23[1,6]	1,000,000	999,968
2014-1A, 5.00% (3 Month USD LIBOR + 370 bps) due 04/15/25[1,6]	250,000	250,006
Grayson CLO Ltd.
2006-1A, 1.72% (3 Month USD LIBOR + 41 bps) due 11/01/21[1,6]	1,250,000	1,245,678
WhiteHorse VIII Ltd.
2014-1A, 3.36% (3 Month USD LIBOR + 205 bps) due 05/01/26[1,6]	1,100,000	1,102,688
FDF II Ltd.
2016-2A, 4.29% due 05/12/31[6]	1,000,000	1,024,134
Nelder Grove CLO Ltd.
2017-1A, 3.11% (3 Month USD LIBOR + 180 bps) due 08/28/26[1,6]	1,000,000	1,007,152
Fortress Credit Opportunities V CLO Ltd.
2017-5A, 3.65% (3 Month USD LIBOR + 235 bps) due 10/15/26[1,6]	1,000,000	1,006,897
Steele Creek CLO Ltd.
2017-1A, 3.17% (3 Month USD LIBOR + 185 bps) due 08/21/26[1,6]	1,000,000	1,006,353
York CLO 1 Ltd.
2017-1A, 3.01% (3 Month USD LIBOR + 170 bps) due 01/22/27[1,6]	1,000,000	1,006,107
OZLM IX Ltd.
2017-9A, 2.96% (3 Month USD LIBOR + 165 bps) due 01/20/27[1,6]	1,000,000	1,005,768
Flagship CLO VIII Ltd.
2017-8A, 3.00% (3 Month USD LIBOR + 170 bps) due 01/16/26[1,6]	1,000,000	1,005,067
Fortress Credit BSL II Ltd.
2017-2A, 2.96% (3 Month USD LIBOR + 165 bps) due 10/19/25[1,6]	1,000,000	1,004,719
Marathon CLO VII Ltd.
2017-7A, 2.96% (3 Month USD LIBOR + 165 bps) due 10/28/25[1,6]	1,000,000	1,003,504

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Face Amount	Value
ASSET-BACKED SECURITIES†† - 40.9% (continued)
Collateralized Loan Obligations - 25.2% (continued)
Resource Capital Corporation Ltd.
2017-CRE5, 2.03% (1 Month USD LIBOR + 80 bps) due 07/15/34[1,6]	$1,000,000	$1,002,184
Venture XII CLO Ltd.
2017-12A, 2.95% (3 Month USD LIBOR + 163 bps) due 02/28/26[1,6]	1,000,000	1,001,395
OCP CLO Ltd.
2016-2A, 4.16% (3 Month USD LIBOR + 285 bps) due 11/22/25[1,6]	1,000,000	1,000,841
Oaktree EIF I Ltd.
2016-A1, 3.90% (3 Month USD LIBOR + 260 bps) due 10/18/27[1,6]	1,000,000	1,000,616
Hunt CRE Ltd.
2017-FL1, 2.23% (1 Month USD LIBOR + 100 bps) due 08/15/34[1,6]	1,000,000	1,000,603
Marathon CLO IV Ltd.
2012-4A, 4.32% (3 Month USD LIBOR + 300 bps) due 05/20/23[1,6]	1,000,000	1,000,153
CIFC Funding Ltd.
2017-3A, 2.26% (3 Month USD LIBOR + 95 bps) due 07/22/26[1,6]	1,000,000	999,985
Vibrant CLO II Ltd.
2017-2A, 2.76% (3 Month USD LIBOR + 145 bps) due 07/24/24[1,6]	1,000,000	999,343
NXT Capital CLO LLC
2017-1A, 3.13% (3 Month USD LIBOR + 170 bps) due 04/20/29[1,6]	1,000,000	998,878
Dryden 37 Senior Loan Fund
2015-37A, due 04/15/27[6,7]	1,000,000	920,584
Rockwall CDO II Ltd.
2007-1A, 1.86% (3 Month USD LIBOR + 55 bps) due 08/01/24[1,6]	675,073	674,492
Ivy Hill Middle Market Credit Fund VII Ltd.
2013-7A, 4.76% (3 Month USD LIBOR + 345 bps) due 10/20/25[1,6]	600,000	599,980
Newstar Trust
2012-2A, 4.56% (3 Month USD LIBOR + 325 bps) due 01/20/23[1,6]	500,000	501,494
Cent CLO
2014-16A, 3.56% (3 Month USD LIBOR + 225 bps) due 08/01/24[1,6]	500,000	500,535
Treman Park CLO Ltd.
2015-1A, due 04/20/27[6,7]	500,000	431,036
Babson CLO Ltd.
2014-IA, due 07/20/25[6,7]	550,000	271,767
2012-2A, due 05/15/23[6,7]	750,000	154,295
ACIS CLO Ltd.
2013-1A, 4.25% (3 Month USD LIBOR + 295 bps) due 04/18/24[1,6]	400,000	397,201
Black Diamond CLO Ltd.
2013-1A, 4.56% (3 Month USD LIBOR + 325 bps) due 02/01/23[1,6]	359,194	359,323
Halcyon Loan Advisors Funding Ltd.
2012-2A, 5.83% (3 Month USD LIBOR + 450 bps) due 12/20/24[1,6]	350,000	349,987
Eastland CLO Ltd.
2007-1A, 1.71% (3 Month USD LIBOR + 40 bps) due 05/01/22[1,6]	283,373	282,076
Gallatin CLO VII Ltd.
2014-1A, 4.20% (3 Month USD LIBOR + 290 bps) due 07/15/23[1,6]	250,000	249,559
NewStar Arlington Senior Loan Program LLC
2014-1A, 4.61% (3 Month USD LIBOR + 330 bps) due 07/25/25[1,6]	250,000	247,747
Copper River CLO Ltd.
2007-1A, due 01/20/21[1,3,7]	600,000	81,756
Keuka Park CLO Ltd.
2013-1A, due 10/21/24[6,7]	245,739	28,278
Total Collateralized Loan Obligations		32,104,374
Transport-Aircraft - 8.2%
Apollo Aviation Securitization Equity Trust
2014-1, 5.13% (WAC) due 12/15/29[1]	874,484	883,228
2016-1A, 4.88% due 03/17/36[6]	850,000	873,085
2014-1, 7.38% (WAC) due 12/15/29[1]	524,690	528,625
Castlelake Aircraft Securitization Trust
2017-1, 3.97% due 07/15/42	986,100	984,580
2015-1A, 4.70% due 12/15/40[6]	778,846	788,861

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Face Amount	Value
ASSET-BACKED SECURITIES†† - 40.9% (continued)
Transport-Aircraft - 8.2% (continued)
Willis Engine Securitization Trust II
2012-A, 5.50% due 09/15/37[6]	$1,524,155	$1,506,148
Emerald Aviation Finance Ltd.
2013-1, 4.65% due 10/15/38[6]	885,343	909,495
2013-1, 6.35% due 10/15/38[6]	177,069	181,772
AIM Aviation Finance Ltd.
2015-1A, 4.21% due 02/15/40[6]	815,476	820,375
Rise Ltd.
2014-1A, 4.74% due 02/12/39	780,491	788,296
Raspro Trust
2005-1A, 1.93% (3 Month USD LIBOR + 63 bps) due 03/23/24[1,6]	792,279	750,685
Turbine Engines Securitization Ltd.
2013-1A, 5.13% due 12/13/48[3]	636,478	625,775
Falcon Aerospace Ltd.
2017-1, 4.58% due 02/15/42[6]	480,550	487,915
AABS Ltd.
2013-1 A, 4.87% due 01/10/38	249,547	252,043
Total Transport-Aircraft		10,380,883
Whole Business - 2.0%
Taco Bell Funding LLC
2016-1A, 4.97% due 05/25/46[6]	990,000	1,048,301
Jimmy Johns Funding LLC
2017-1A, 3.61% due 07/30/47[6]	1,000,000	1,005,280
Domino's Pizza Master Issuer LLC
2017-1A, 2.49% (3 Month USD LIBOR + 125 bps) due 07/25/47[1,6]	500,000	499,915
Total Whole Business		2,553,496
Collateralized Debt Obligations - 1.6%
Anchorage Credit Funding Ltd.
2016-4A, 3.50% due 02/15/35[6]	1,000,000	1,000,881
Putnam Structured Product Funding Ltd.
2003-1A, 2.23% (1 Month USD LIBOR + 100 bps) due 10/15/38[1,6]	731,441	690,506
N-Star REL CDO VIII Ltd.
2006-8A, 1.60% (1 Month USD LIBOR + 36 bps) due 02/01/41[1,6]	266,272	264,975
RAIT CRE CDO I Ltd.
2006-1X A1B, 1.56% (1 Month USD LIBOR + 33 bps) due 11/20/46[1]	52,059	51,966
Total Collateralized Debt Obligations		2,008,328
Automotive - 1.6%
Hertz Vehicle Financing II, LP
2015-1A, 2.73% due 03/25/21[6]	1,000,000	1,000,592
Hertz Vehicle Financing LLC
2016-4A, 2.65% due 07/25/22[6]	1,000,000	984,643
Total Automotive		1,985,235
Net Lease - 1.0%
Store Master Funding I-VII
2016-1A, 3.96% due 10/20/46[6]	1,229,855	1,228,439
Transport-Container - 0.8%
Textainer Marine Containers Ltd.
2017-2A, 3.52% due 06/20/42[6]	1,078,774	1,074,467
Insurance - 0.4%
Chesterfield Financial Holdings LLC
2014-1A, 4.50% due 12/15/34[6]	550,500	554,515
Diversified Payment Rights - 0.1%
CIC Receivables Master Trust
REGD, 4.89% due 10/07/21†††	159,121	163,519
Total Asset-Backed Securities
(Cost $53,492,217)		52,053,256

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 19.6%
Residential Mortgage Backed Securities - 8.7%
American Home Mortgage Investment Trust
2006-1, 1.64% (1 Month USD LIBOR + 40 bps) due 03/25/46[1]	925,229	865,564
2007-1, 2.08% due 05/25/47[8]	3,047,783	588,832
GSAA Trust
2005-10, 2.21% (1 Month USD LIBOR + 65 bps) due 06/25/35[1]	1,050,000	1,008,791
CSMC Series
2015-12R, 1.73% (1 Month USD LIBOR + 50 bps) due 11/30/37[1,6]	1,021,030	1,006,014

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 19.6% (continued)
Residential Mortgage Backed Securities - 8.7% (continued)
American Home Mortgage Assets Trust
2007-1, 1.59% (1 Year CMT Rate + 70 bps) due 02/25/47[1]	$1,457,771	$972,118
CIT Mortgage Loan Trust
2007-1, 2.69% (1 Month USD LIBOR + 145 bps) due 10/25/37[1,6]	679,879	684,559
2007-1, 2.59% (1 Month USD LIBOR + 135 bps) due 10/25/37[1,6]	269,168	270,511
Wachovia Asset Securitization Issuance II LLC Trust
2007-HE2A, 1.37% (1 Month USD LIBOR + 13 bps) due 07/25/37[1,6]	919,077	861,950
Luminent Mortgage Trust
2006-2, 1.44% (1 Month USD LIBOR + 20 bps) due 02/25/46[1]	1,013,078	822,184
LSTAR Commercial Mortgage Trust
2016-7, 3.24% (1 Month USD LIBOR + 200 bps) due 12/01/21[1,6]	753,588	753,588
HarborView Mortgage Loan Trust
2006-14, 1.39% (1 Month USD LIBOR + 15 bps) due 01/25/47[1]	743,021	672,675
Bayview Opportunity Master Fund IVb Trust
2017-NPL1, 3.60% due 01/28/32[6]	541,239	539,840
LSTAR Securities Investment Ltd.
2016-4, 3.24% (1 Month USD LIBOR + 200 bps) due 10/01/21[1,6]	518,333	515,926
NRPL Trust
2015-1A, 3.88% due 11/01/54[6]	432,418	433,230
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 1.73% (1 Year CMT Rate + 84 bps) due 11/25/46[1]	467,190	374,953
VOLT XL LLC
2015-NP14, 4.38% due 11/27/45[6]	367,501	368,753
UCFC Manufactured Housing Contract
1997-2, 7.38% due 10/15/28	175,791	186,506
Morgan Stanley Re-REMIC Trust
2010-R5, 2.51% due 06/26/36[6]	120,226	101,596
Nomura Resecuritization Trust
2012-1R, 1.68% (1 Month USD LIBOR + 44 bps) due 08/27/47[1,6]	28,346	28,305
Total Residential Mortgage Backed Securities		11,055,895
Government Agency - 6.6%
Fannie Mae
2.91% due 07/01/27	1,300,000	1,308,187
2.94% due 10/01/32	1,200,000	1,183,128
3.11% due 10/01/29	500,000	499,690
2.86% due 09/01/29	500,000	495,680
3.08% due 10/01/32†††	500,000	494,426
2.96% due 11/01/29	500,000	494,065
2.99% due 09/01/29	500,000	490,556
2.90% due 11/01/29	500,000	490,000
Freddie Mac Multifamily Structured Pass Through Certificates
2017-KW03, 3.02% due 06/25/27	1,050,000	1,059,323
2017-K067, 3.28% due 08/25/27	500,000	512,374
Fannie Mae-Aces
2017-M11, 2.98% due 08/25/29	900,000	893,977
2017-M8, 3.06% (WAC) due 05/25/27[1]	500,000	507,466
Total Government Agency		8,428,872
Commercial Mortgage Backed Securities - 3.2%
Cosmopolitan Hotel Trust
2016-CSMO, 3.88% (1 Month USD LIBOR + 265 bps) due 11/15/33[1,6]	1,000,000	1,004,369
Citigroup Commercial Mortgage Trust
2017-P7, 1.29% (WAC) due 04/14/50[1]	5,992,520	493,225
2016-GC37, 1.81% (WAC) due 04/10/49[1]	3,817,726	440,460
Wells Fargo Commercial Mortgage Trust
2016-C32, 1.51% (WAC) due 01/15/59[1]	5,281,761	425,619
2016-NXS5, 1.72% (WAC) due 01/15/59[1]	4,933,067	421,022
BANK
2017-BNK4, 1.62% (WAC) due 05/15/50[1]	4,984,220	496,557

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 19.6% (continued)
Commercial Mortgage Backed Securities - 3.2% (continued)
CFCRE Commercial Mortgage Trust
2016-C3, 1.24% (WAC) due 01/10/48[1]	$5,918,522	$416,585
COMM Mortgage Trust
2015-CR26, 1.20% (WAC) due 10/10/48[1]	6,912,218	415,180
Total Commercial Mortgage Backed Securities		4,113,017
Military Housing - 1.1%
GMAC Commercial Mortgage Asset Corp.
2007-HCKM, 6.11% due 08/10/52†††,3	971,895	1,073,908
2003-PRES, 6.24% due 10/10/41[6]	231,249	261,996
Total Military Housing		1,335,904
Total Collateralized Mortgage Obligation
(Cost $24,370,050)		24,933,688

CORPORATE BONDS†† - 10.0%
Financial - 6.4%
Citigroup, Inc.
6.25% [2,12]	950,000	1,068,750
5.95% [2,12]	370,000	398,213
Bank of America Corp.
6.30% [2,12]	1,200,000	1,355,999
Mid-Atlantic Military Family Communities LLC
5.30% due 08/01/50[6]	939,322	929,545
Hospitality Properties Trust
5.25% due 02/15/26	600,000	643,461
American Equity Investment Life Holding Co.
5.00% due 06/15/27	540,000	559,642
BBC Military Housing-Navy Northeast LLC
6.30% due 10/15/49†††	485,000	522,971
Northern Trust Corp.
4.60% (3 Month USD LIBOR + 320 bps) [1,2]	500,000	512,500
Pacific Northwest Communities LLC
5.91% due 06/15/50[3]	400,000	441,308
Wilton Re Finance LLC
5.88% due 03/30/33[6,12]	375,000	395,625
Atlantic Marine Corporations Communities LLC
5.43% due 12/01/50[3]	331,250	330,270
MetLife, Inc.
9.25% due 04/08/38[6]	200,000	297,000
ACC Group Housing LLC
6.35% due 07/15/54[3]	250,000	292,197
Voya Financial, Inc.
5.65% due 05/15/53[12]	250,000	265,500
KeyCorp
5.00% (3 Month USD LIBOR + 361 bps) [1,2]	200,000	207,000
Cadence Bank North America
6.25% due 06/28/29[12]	60,000	61,800
Total Financial		8,281,781
Energy - 1.3%
Buckeye Partners, LP
3.95% due 12/01/26	366,000	361,074
4.35% due 10/15/24	145,000	149,319
Sunoco Logistics Partners Operations, LP
5.95% due 12/01/25	340,000	385,139
ConocoPhillips
6.50% due 02/01/39	250,000	333,333
Equities Corp.
2.11% (3 Month USD LIBOR + 77 bps) due 10/01/20[1]	300,000	300,618
Hess Corp.
4.30% due 04/01/27	150,000	148,678
Total Energy		1,678,161
Basic Materials - 1.0%
Yamana Gold, Inc.
4.95% due 07/15/24	865,000	886,625
BHP Billiton Finance USA Ltd.
6.75% (USD 5 Year Swap Rate + 509 bps) due 10/19/75[1,6]	300,000	353,250
Total Basic Materials		1,239,875
Consumer, Cyclical - 0.6%
Northern Group Housing LLC
6.80% due 08/15/53[3]	600,000	737,568
Communications - 0.4%
Discovery Communications LLC
3.95% due 03/20/28	300,000	297,850
SFR Group S.A.
7.38% due 05/01/26[6]	200,000	216,000
Total Communications		513,850
Diversified - 0.3%
HRG Group, Inc.
7.88% due 07/15/19	325,000	331,500
Total Corporate Bonds
(Cost $12,078,351)		12,782,735
U.S. GOVERNMENT SECURITIES†† - 6.8%
U.S. Treasury Bond
due 11/15/44[9]	13,487,500	6,121,843
due 11/15/46[9]	5,920,000	2,520,610
Total U.S. Treasury Bond		8,642,453
Total U.S. Government Securities
(Cost $8,419,072)		8,642,453

FEDERAL AGENCY BONDS†† - 3.7%
Fannie Mae Principal Strips[10]
due 05/15/30[9]	1,350,000	922,831
due 05/15/29[9]	1,250,000	887,316

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Face Amount	Value
FEDERAL AGENCY BONDS†† - 3.7% (continued)
due 01/15/30[9]	$600,000	$414,897
Total Fannie Mae Principal Strips		2,225,044
Freddie Mac Principal Strips[10]
due 03/15/31[9]	1,500,000	991,925
due 07/15/32[9]	800,000	504,977
Total Freddie Mac Principal Strips		1,496,902
Tennessee Valley Authority
5.38% due 04/01/56	750,000	1,021,544
Total Federal Agency Bonds
(Cost $4,618,700)		4,743,490

SENIOR FLOATING RATE INTERESTS††,1 - 2.9%
Consumer, Cyclical - 0.6%
PetSmart Inc
4.24% (1 Month USD LIBOR + 300 bps) due 03/11/22	591,431	498,772
Neiman Marcus Group, Inc.
4.48% (1 Month USD LIBOR + 325 bps) due 10/25/20	336,906	250,186
Total Consumer, Cyclical		748,958
Technology - 0.6%
Epicor Software
4.99% (1 Month USD LIBOR + 375 bps) due 06/01/22	457,407	457,980
EIG Investors Corp.
5.32% (3 Month USD LIBOR + 400 bps) due 02/09/23	246,125	248,453
Total Technology		706,433
Industrial - 0.5%
Capstone Logistics
5.74% (1 Month USD LIBOR + 450 bps) due 10/07/21	692,680	685,753
Communications - 0.5%
Cengage Learning Acquisitions, Inc.
5.49% (1 Month USD LIBOR + 425 bps) due 06/07/23	683,862	629,030
Financial - 0.5%
Misys Ltd.
4.82% (3 Month USD LIBOR + 350 bps) due 06/13/24	500,000	502,055
American Stock Transfer & Trust
5.84% (3 Month USD LIBOR + 450 bps) due 06/26/20	93,666	93,900
Total Financial		595,955
Consumer, Non-cyclical - 0.2%
NES Global Talent
6.81% (3 Month USD LIBOR + 550 bps) due 10/03/19	115,618	104,055
DJO Finance LLC
4.49% (1 Month USD LIBOR + 325 bps) due 06/08/20	99,241	99,075
CareCore National LLC
5.24% (1 Month USD LIBOR + 400 bps) due 03/05/21	89,721	90,619
Total Consumer, Non-cyclical		293,749
Total Senior Floating Rate Interests
(Cost $3,869,532)		3,659,878

MUNICIPAL BONDS†† - 1.4%
California - 0.5%
Cypress School District General Obligation Unlimited
due 08/01/48[9]	1,000,000	265,570
Newport Mesa Unified School District General Obligation Unlimited
due 08/01/46[9]	700,000	225,904
Beverly Hills Unified School District California General Obligation Unlimited
due 08/01/37[9]	400,000	189,660
Total California		681,134
Ohio - 0.5%
American Municipal Power, Inc. Revenue Bonds
8.08% due 02/15/50	380,000	628,174
Illinois - 0.4%
State of Illinois General Obligation Unlimited
5.65% due 12/01/38	400,000	451,132
Total Municipal Bonds
(Cost $1,663,147)		1,760,440

FEDERAL AGENCY DISCOUNT NOTES†† - 0.9%
Freddie Mac[10]
due 12/14/29[9,11]	1,600,000	1,113,389
Total Federal Agency Discount Notes
(Cost $1,115,976)		1,113,389

FOREIGN GOVERNMENT DEBT†† - 0.5%
Senegal Government International Bond
6.25% due 05/23/33[6]	200,000	205,658
Dominican Republic International Bond
6.85% due 01/27/45[6]	175,000	195,781
Kenya Government International Bond
6.88% due 06/24/24[6]	175,000	178,630
Total Foreign Government Bonds
(Cost $560,845)		580,069

COMMERCIAL PAPER†† - 3.4%
Ei Du Pont De Nemours & Co.
1.36% due 10/10/17[9,11]	2,000,000	1,999,320
1.33% due 10/06/17[9,11]	1,200,000	1,199,778
WPP CP Finance plc
1.43% due 10/10/17[9,11]	1,100,000	1,099,607
Total Commercial Paper
(Cost $4,298,705)		4,298,705

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Contracts	Value
OTC OPTIONS PURCHASED†† - 0.0%
Call options on:
Bank of America Merrill Lynch iShares 20+ Year Treasury Bond ETF Expiring October 2017 with strike price of $130.00 (Notional Value $10,267,748)	823	$7,407
Total Call options		7,407
Put options on:
Bank of America Merrill Lynch iShares iBoxx High Yield Corporate Bond ETF Expiring October 2017 with strike price of $84.00 (Notional Value $13,944,196)	1,571	5,499
Total Put options		5,499
Total OTC Options Purchased
(Cost $198,635)		12,906
Total Investments - 102.2%
(Cost $130,603,266)		$130,001,441

OTC OPTIONS WRITTEN†† - 0.0%
Call options on:
Bank of America Merrill Lynch iShares 20+ Year Treasury Bond ETF Expiring October 2017 with strike price of $133.00 (Notional Value $10,267,748)	823	(2,881)
Total OTC Options Written
(Premiums received $59,256)		(2,881)
Other Assets & Liabilities, net - (2.2)%		(2,780,987)
Total Net Assets - 100.0%		$127,217,573

CENTRALLY CLEARED INTEREST RATE SWAPS††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Market Value	Unrealized Gain (Loss)
BOA Merrill Lynch	CME	Receive	3-Month USD-LIBOR	2.24%	Quarterly	08/11/27	$(2,800,000)	$42,680	$42,680
BOA Merrill Lynch	CME	Receive	3-Month USD-LIBOR	2.25%	Quarterly	05/26/27	(3,700,000)	13,854	13,854
BOA Merrill Lynch	CME	Receive	3-Month USD-LIBOR	1.71%	Quarterly	08/11/20	(4,000,000)	12,400	12,400
BOA Merrill Lynch	CME	Receive	3-Month USD-LIBOR	1.90%	Quarterly	08/11/22	(2,400,000)	11,864	11,864
BOA Merrill Lynch	CME	Receive	3-Month USD-LIBOR	2.19%	Quarterly	08/15/27	(1,100,000)	11,185	11,185
BOA Merrill Lynch	CME	Receive	3-Month USD-LIBOR	1.98%	Quarterly	08/29/24	(900,000)	9,597	9,597
BOA Merrill Lynch	CME	Receive	3-Month USD-LIBOR	2.17%	Quarterly	08/22/27	(700,000)	8,616	8,616
BOA Merrill Lynch	CME	Receive	3-Month USD-LIBOR	2.20%	Quarterly	08/18/27	(800,000)	7,412	7,412
BOA Merrill Lynch	CME	Receive	3-Month USD-LIBOR	2.19%	Quarterly	07/08/24	(750,000)	(2,182)	(2,182)
BOA Merrill Lynch	CME	Receive	3-Month USD-LIBOR	2.16%	Quarterly	02/13/24	(3,450,000)	(9,776)	(9,776)
									$105,650

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Variable rate security. Rate indicated is rate effective at September 30, 2017.
[2]	Perpetual maturity.
[3]
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $4,487,800 (cost $5,227,551), or 3.5% of total net assets — See Note 6.

[4]	Affiliated issuer.
[5]	Rate indicated is the 7 day yield as of September 30, 2017.
[6]
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $57,295,594 (cost $57,782,977), or 45.0% of total net assets.

[7]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[8]	Security is an interest-only strip. Rate indicated is effective yield at September 30, 2017.
[9]	Zero coupon rate security.
[10]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[11]	Rate indicated is the effective yield at the time of purchase.
[12]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.

plc	Public Limited Company

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

CME	Chicago Mercantile Exchange
LIBOR	London Interbank Offered Rate
WAC	Weighted Average Coupon
CMT	Constant Maturity Treasury

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Asset-Backed Securities	$—	$—	$51,889,737	$—	$163,519	$52,053,256
Collateralized Mortgage Obligations	—	—	23,365,354	—	1,568,334	24,933,688
Commercial Paper	—	—	4,298,705	—	—	4,298,705
Common Stocks	71,930	—	—	—	—	71,930
Corporate Bonds	—	—	12,259,764	—	522,971	12,782,735
Federal Agency Bonds	—	—	4,743,490	—	—	4,743,490
Federal Agency Discount Notes	—	—	1,113,389	—	—	1,113,389
Foreign Government Debt	—	—	580,069	—	—	580,069
Interest Rate Swaps	—	—	—	117,608	—	117,608
Money Market Fund	2,091,632	—	—	—	—	2,091,632
Municipal Bonds	—	—	1,760,440	—	—	1,760,440
Mutual Funds	12,130,495	—	—	—	—	12,130,495
Options Purchased	12,906	—	—	—	—	12,906
Preferred Stocks	—	—	221,357	—	905,018	1,126,375
Senior Floating Rate Interests	—	—	3,659,878	—	—	3,659,878
U.S. Government Securities	—	—	8,642,453	—	—	8,642,453
Total Assets	$14,306,963	$—	$112,534,636	$117,608	$3,159,842	$130,119,049

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Interest Rate Swaps	$—	$—	$—	$11,958	$—	$11,958
Options Written	—	—	2,881	—	—	2,881
Total Liabilities	$—	$—	$2,881	$11,958	$—	$14,839

*	Other financial instruments include swaps, which are reported as unrealized gain/loss at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Level 3	Valuation Technique	Unobservable Inputs
Asset-Backed Securities	$163,519	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote
Collateralized Mortgage Obligations	1,568,334	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote
Corporate Bonds	522,971	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote
Preferred Stocks	905,018	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote
Total	$3,159,842

Any remaining Level 3 securities held by the Funds and excluded from the tables above, were not considered material to the Fund.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2017, there were no transfers between levels.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended September 30, 2017:

LEVEL 3 - Fair value measurement using significant unobservable inputs

	Corporate Bonds	Collateralized Mortgage Obligations	Preferred Stocks	Asset-Backed Securities	Total
Assets:
Beginning Balance	$503,852	$1,020,143	$786,924	$172,455	$2,483,374
Purchases	-	505,508	-	-	505,508
Sales, maturities and paydowns	-	(1,933)	-	(8,376)	(10,309)
Total realized gains or losses included in earnings	-	-	-	-	-
Total change in unrealized gains or losses included in earnings	19,119	44,616	118,094	(560)	181,269
Transfers into Level 3	-	-	-	-	-
Transfers out of Level 3	-	-	-	-	-
Ending Balance	$522,971	$1,568,334	$905,018	$163,519	$3,159,842
Net Change in unrealized appreciation (depreciation) for investments in securities still held at September 30, 2017	$19,178	$45,288	$118,094	$(560)	$182,000

Affiliated Transactions
Transactions during the period ended September 30, 2017, in which the portfolio company is an "affiliated person", were as follows:
Security Name	Value 12/31/16	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized	Value 09/30/17	Shares 09/30/17	Investment Income
Guggenheim Strategy Fund I	$3,064,585	$41,203	$–	$–	$13,558	$3,119,346	124,227	$41,289
Guggenheim Limited Duration Fund - Institutional Class	2,074,867	800,681	–	–	21,296	2,896,844	116,573	51,038
Guggenheim Total Return Bond Fund - Institutional Class	5,317,937	659,448	–	–	136,920	6,114,305	225,870	160,091
	$10,457,389	$1,501,332	$–	$–	$171,774	$12,130,495		$252,418

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
MONEY MARKET FUND† - 11.1%
Federated U.S. Treasury Cash Reserve Fund Institutional Shares 0.84%[1]	5,759,769	$5,759,769
Total Money Market Fund
(Cost $5,759,769)		5,759,769

	Face Amount
SENIOR FLOATING RATE INTERESTS††,3 - 88.1%
Industrial - 17.6%
GYP Holdings III Corp.
4.31% (3 Month USD LIBOR + 300 bps) due 04/01/23	$553,997	557,693
Flex Acquisition Company, Inc.
4.30% (3 Month USD LIBOR + 300 bps) due 12/29/23	498,750	499,842
Rexnord LLC/ RBS Global, Inc.
4.06% ((1 Month USD LIBOR + 550 bps) and (3 Month USD LIBOR + 550 bps)) due 08/21/23[7]	496,250	497,922
Reynolds Group Holdings, Inc.
4.24% (1 Month USD LIBOR + 300 bps) due 02/05/23	495,009	496,791
Transdigm, Inc.
4.27% ((1 Month USD LIBOR + 300 bps) and (3 Month USD LIBOR + 300 bps)) due 05/14/22[7]	488,101	489,102
Travelport Finance
4.06% (3 Month USD LIBOR + 275 bps) due 09/02/21	470,547	469,771
Pro Mach Group, Inc.
4.99% ((1 Month USD LIBOR + 375 bps) and (Commercial Prime Lending Rate + 275 bps)) due 10/22/21[7]	452,503	454,390
BWAY Holding Co.
4.48% (1 Month USD LIBOR + 325 bps) due 04/03/24	448,875	449,916
Engineered Machinery Holdings, Inc.
4.56% (2 Month USD LIBOR + 325 bps) due 07/19/24[9]	420,354	420,354
4.58% (Prime Rate + 225 bps) due 07/19/24	22,069	22,069
CHI Overhead Doors, Inc.
4.58% (3 Month USD LIBOR + 325 bps) due 07/29/22	442,616	440,956
Optiv, Inc.
4.56% (3 Month USD LIBOR + 325 bps) due 02/01/24	418,718	392,548
Engility Corp.
4.49% ((1 Month USD LIBOR + 650 bps) and (Commercial Prime Lending Rate + 225 bps)) due 08/14/23[7]	386,795	390,907
Zodiac Pool Solutions LLC
5.33% (3 Month USD LIBOR + 400 bps) due 12/20/23	378,778	382,565
Thermasys Corp.
5.31% (3 Month USD LIBOR + 400 bps) due 05/03/19	360,000	331,200
DAE Aviation
4.99% (1 Month USD LIBOR + 375 bps) due 07/07/22	299,237	301,355
Pregis Holding I Corp.
4.83% (3 Month USD LIBOR + 350 bps) due 05/20/21	299,037	298,289
VC GB Holdings, Inc.
4.99% (1 Month USD LIBOR + 375 bps) due 02/28/24	273,653	276,047
American Bath Group LLC
6.58% (3 Month USD LIBOR + 525 bps) due 09/30/23	248,120	248,741
Hayward Industries, Inc.
4.74% (1 Month USD LIBOR + 350 bps) due 08/05/24	225,000	226,312
Charter Nex US, Inc.
4.49% (1 Month USD LIBOR + 325 bps) due 05/16/24	224,438	224,999
ProAmpac PG Borrower LLC
5.28% (1 Month USD LIBOR + 400 bps) and (3 Month USD LIBOR + 800 bps) due 11/20/23	189,150	190,688
SRS Distribution, Inc.
4.53% (3 Month USD LIBOR + 325 bps) due 08/25/22	187,644	189,051
Bioplan USA, Inc.
5.99% (1 Month USD LIBOR + 475 bps) due 09/23/21	182,198	180,718
Arctic Long Carriers
5.74% (1 Month USD LIBOR + 450 bps) due 05/18/23	174,563	175,763
SI Organization
6.08% (3 Month USD LIBOR + 475 bps) due 11/22/19	170,128	171,617
Doncasters Group Ltd.
9.58% (3 Month USD LIBOR + 825 bps) due 10/09/20	135,172	126,116
Nielsen Finance LLC
3.24% (1 Month USD LIBOR + 200 bps) due 10/04/23	99,251	99,345
Crosby Worldwide
4.31% (3 Month USD LIBOR + 300 bps) due 11/23/20	95,105	87,734
NANA Development Corp.
8.08% (3 Month USD LIBOR + 675 bps) due 03/15/18	7,562	7,410
Total Industrial		9,100,211
Consumer, Non-cyclical - 16.7%
Authentic Brands
5.32% (3 Month LIBOR + 400 bps) due 05/27/21	526,448	529,300
4.50% (3 Month USD LIBOR + 350 bps) due 09/29/24	175,000	175,438
Post Holdings, Inc.
3.49% (1 Month LIBOR + 225 bps) due 05/24/24	500,000	500,970
Press Ganey Holdings, Inc.
4.49% (1 Month USD LIBOR + 325 bps) due 10/23/23	496,250	498,424

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS††,3- 88.1% (continued)
Consumer, Non-cyclical - 16.7% (continued)
American Tire Distributors, Inc.
5.49% (1 Month USD LIBOR + 425 bps) due 09/01/21	$487,278	$491,542
DJO Finance LLC
4.49% (1 Month USD LIBOR + 325 bps) due 06/08/20	490,000	489,182
Lineage Logistics LLC
4.74% (1 Month USD LIBOR + 350 bps) due 04/07/21	482,500	482,954
Smart & Final Stores LLC
4.83% (3 Month USD LIBOR + 350 bps) due 11/15/22	500,000	480,780
Albertson's LLC
4.33% (3 Month USD LIBOR + 300 bps) due 12/21/22	497,503	478,936
CHG Healthcare Services, Inc.
4.56% (3 Month USD LIBOR + 325 bps) due 06/07/23	445,477	449,456
Change Healthcare Holdings, Inc.
3.99% (1 Month USD LIBOR + 275 bps) due 03/01/24	447,750	448,757
PPDI LLC
4.04% ((1 Month USD LIBOR + 275 bps) and (3 Month USD LIBOR + 275 bps)) due 08/18/22[7]	445,443	447,532
Hearthside Group Holdings LLC
4.24% (1 Month USD LIBOR + 300 bps) due 06/02/21	446,538	447,467
CPI Holdco LLC
5.34% (3 Month LIBOR + 400 bps) due 03/21/24	399,000	401,993
Reddy Ice Holdings, Inc.
6.88% ((3 Month USD LIBOR + 550 bps) and (Commercial Prime Lending Rate + 450 bps)) due 05/01/19[7]	382,957	376,064
NES Global Talent
6.81% (3 Month USD LIBOR + 550 bps) due 10/03/19	386,877	348,189
Equian LLC
5.07% (3 Month USD LIBOR + 375 bps) due 05/20/24	228,838	231,699
5.06% (3 Month USD LIBOR + 375 bps) due 05/20/24	70,588	71,471
CareCore National LLC
5.24% (1 Month USD LIBOR + 400 bps) due 03/05/21	297,070	300,040
Diamond (BC) B.V.
4.32% (3 Month USD LIBOR + 300 bps) due 09/06/24	300,000	298,929
Surgery Center Holdings, Inc.
4.49% (1 Month USD LIBOR + 325 bps) due 09/02/24	200,000	198,250
Immucor, Inc.
6.24% (1 Month USD LIBOR + 500 bps) due 06/15/21	149,625	151,682
Endo Luxembourg Finance Co.
5.50% (1 Month USD LIBOR + 425 bps) due 04/29/24	99,750	100,623
Acadia Healthcare Company, Inc.
3.98% (1 Month USD LIBOR + 275 bps) due 02/16/23	98,500	99,140
Valeant Pharmaceuticals International, Inc.
5.99% (1 Month USD LIBOR + 475 bps) due 04/01/22	83,647	85,128
CTI Foods Holding Co. LLC
8.49% (1 Month USD LIBOR + 725 bps) due 06/28/21	80,000	64,100
Total Consumer, Non-cyclical		8,648,046
Consumer, Cyclical - 14.6%
AlixPartners, LLP
4.33% (3 Month USD LIBOR + 300 bps) due 04/04/24	527,350	528,340
USIC Holding, Inc.
5.00% (3 Month LIBOR + 350 bps) due 12/08/23	502,550	505,480
Fitness International LLC
7.50% (Commercial Prime Lending Rate + 325 bps) due 07/01/20	500,177	502,498
Equinox Holdings, Inc.
4.49% (1 Month USD LIBOR + 325 bps) due 03/08/24	498,750	500,411
Greektown Holdings LLC
4.24% (1 Month USD LIBOR + 300 bps) due 04/25/24	498,750	498,501
Leslie's Poolmart, Inc.
5.06% (3 Month USD LIBOR + 375 bps) due 08/16/23	495,000	494,822
Gates Global LLC
4.58% (3 Month USD LIBOR + 325 bps) due 04/01/24	471,469	473,238
Navistar Inc.
5.24% (1 Month USD LIBOR + 400 bps) due 08/07/20	442,125	444,150
National Vision, Inc.
4.24% (1 Month USD LIBOR + 300 bps) due 03/12/21	437,531	438,442
Life Time Fitness, Inc.
4.32% (3 Month USD LIBOR + 300 bps) due 06/10/22	435,184	436,341
PetSmart Inc
4.24% (1 Month USD LIBOR + 300 bps) due 03/11/22	492,325	415,193
Burlington Coat Factory Warehouse Corp.
3.99% (1 Month USD LIBOR + 275 bps) due 08/13/21	400,000	400,752
Sears Holdings Corp.
5.74% (1 Month USD LIBOR + 450 bps) due 06/30/18	366,696	361,654
Eldorado Resorts, Inc.
3.56% (3 Month USD LIBOR + 225 bps) due 04/17/24	345,474	345,042

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS††,3 - 88.1% (continued)
Consumer, Cyclical - 14.6% (continued)
Petco Animal Supplies, Inc.
4.31% (3 Month USD LIBOR + 300 bps) due 01/26/23	$357,187	$293,936
Advantage Sales & Marketing LLC
4.49% (1 Month USD LIBOR + 325 bps) due 07/23/21	312,073	293,252
Talbots, Inc.
5.74% (1 Month USD LIBOR + 450 bps) due 03/19/20	219,686	210,898
1-800 Contacts
4.53% (2 Month USD LIBOR + 325 bps) due 01/22/23	197,011	193,810
Belk, Inc.
6.05% (3 Month USD LIBOR + 475 bps) due 12/12/22	160,843	134,523
Penn Engineering & Manufacturing Corp.
3.99% (1 Month USD LIBOR + 275 bps) due 06/27/24	99,750	99,968
Total Consumer, Cyclical		7,571,251
Technology - 11.7%
Compucom Systems, Inc.
4.49% (1 Month USD LIBOR + 325 bps) due 05/11/20	580,020	504,984
TIBCO Software, Inc.
4.74% (1 Month USD LIBOR + 350 bps) due 12/04/20	497,494	498,737
Solera LLC
4.49% (1 Month USD LIBOR + 325 bps) due 03/03/23	483,320	484,499
Ipreo Holdings
4.33% (3 Month USD LIBOR + 300 bps) due 08/06/21	486,300	483,057
Kronos, Inc.
4.81% (3 Month USD LIBOR + 350 bps) due 11/01/23	446,631	448,984
Internet Brands, Inc.
4.82% (3 Month USD LIBOR + 350 bps) due 09/13/24	448,507	445,516
LANDesk Group, Inc.
5.49% (1 Month USD LIBOR + 425 bps) due 01/20/24	427,970	416,556
Micron Technology, Inc.
3.74% (1 Month USD LIBOR + 250 bps) due 04/26/22	395,990	398,497
Project Alpha (Qlik)
4.81% (3 Month USD LIBOR + 350 bps) due 04/26/24	345,013	336,387
Aspect Software, Inc.
11.24% (1 Month USD LIBOR + 1000 bps) due 05/25/20[2]	321,252	316,031
Go Daddy Operating Company LLC
3.74% (1 Month USD LIBOR + 250 bps) due 02/15/24	298,928	299,675
EIG Investors Corp.
5.32% (3 Month USD LIBOR + 400 bps) due 02/09/23	283,376	286,057
Seattle Spnco
3.99% (1 Month USD LIBOR + 275 bps) due 06/21/24	261,307	261,633
Advanced Computer Software
6.82% (3 Month USD LIBOR + 550 bps) due 03/18/22	242,352	239,323
Peak 10 Holding Corp.
4.81% (3 Month USD LIBOR + 350 bps) due 08/01/24	200,000	200,000
Cypress Intermediate Holdings III, Inc.
4.24% (1 Month USD LIBOR + 300 bps) due 04/29/24	199,500	199,101
MA Financeco LLC
3.81% (3 Month USD LIBOR + 250 bps) due 11/19/21	100,000	99,875
Infor (US), Inc.
3.75% (3 Month EURIBOR + 275 bps) due 02/01/22[8]	70,430	70,232
Miami Escrow Borrower LLC
3.99% (1 Month USD LIBOR + 275 bps) due 06/21/24	38,693	38,742
CPI Acquisition, Inc.
5.96% (3 Month USD LIBOR + 450 bps) due 08/17/22	41,839	29,566
Total Technology		6,057,452
Communications - 11.6%
CSC Holdings, LLC
3.48% (1 Month USD LIBOR + 225 bps) due 07/17/25	526,805	523,416
Telenet Financing USD LLC
3.98% (1 Month USD LIBOR + 275 bps) due 06/30/25	510,000	511,403
Virgin Media Bristol LLC
3.98% (1 Month USD LIBOR + 275 bps) due 01/31/25	500,000	501,690
WMG Acquisition Corp.
3.74% (1 Month USD LIBOR + 250 bps) due 11/01/23	500,000	500,860
SFR Group SA
4.56% (3 Month USD LIBOR + 325 bps) due 01/14/25	496,250	497,560
Altice US Finance I Corp.
3.49% (1 Month USD LIBOR + 225 bps) due 07/28/25	498,750	496,132
Univision Communications, Inc.
3.99% (1 Month LIBOR + 275 bps) due 03/15/24	493,337	488,714
Cengage Learning Acquisitions, Inc.
5.49% (1 Month USD LIBOR + 425 bps) due 06/07/23	525,869	483,704
Ziggo Secured Finance BV
3.73% (1 Month USD LIBOR + 250 bps) due 04/15/25	450,000	449,609

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS††,3 - 88.1% (continued)
Communications - 11.6% (continued)
Radiate HoldCo LLC
4.24% (1 Month USD LIBOR + 300 bps) due 02/01/24	$447,750	$441,361
Mcgraw-Hill Global Education Holdings LLC
5.24% (1 Month USD LIBOR + 400 bps) due 05/04/22	395,990	388,423
Sprint Communications, Inc.
3.75% (1 Month USD LIBOR + 250 bps) due 02/02/24	298,500	298,688
Anaren, Inc.
5.83% (3 Month USD LIBOR + 450 bps) due 02/18/21	138,935	139,629
9.58% (3 Month USD LIBOR + 825 bps) due 08/18/21	100,000	99,000
Market Track LLC
5.58% ((3 Month USD LIBOR + 425 bps) and (Commercial Prime Lending Rate + 425 bps)) due 06/05/24[7]	200,000	199,000
Total Communications		6,019,189
Financial - 9.1%
National Financial Partners Corp.
4.74% (3 Month USD LIBOR + 350 bps) due 01/08/24	607,500	611,296
Misys Ltd.
4.82% (3 Month USD LIBOR + 350 bps) due 06/13/24	500,000	502,055
Geo Group, Inc.
3.49% (1 Month USD LIBOR + 225 bps) due 03/22/24	497,500	497,913
LPL Holdings, Inc.
3.80% (6 Month LIBOR + 250 bps) due 03/11/24	498,750	497,503
York Risk Services
4.99% (1 Month USD LIBOR + 375 bps) due 10/01/21	486,216	477,221
Americold Realty Operating Partnership, LP
4.99% (1 Month USD LIBOR + 375 bps) due 12/01/22	464,647	469,294
Avolon Luxembourg SARL
3.99% (1 Month USD LIBOR + 275 bps) due 03/21/22	400,000	400,748
Capital Automotive L.P.
4.24% (1 Month LIBOR + 300 bps) due 03/25/24	368,953	370,798
American Stock Transfer & Trust
5.84% (3 Month USD LIBOR + 450 bps) due 06/26/20	280,998	281,701
USI, Inc.
4.31% (6 Month USD LIBOR + 300 bps) due 05/16/24[9]	200,000	199,250
3.00% (3 Month USD LIBOR + 300 bps) due 05/16/24[9]	60,000	59,775
Corporate Capital Trust
4.63% (3 Month USD LIBOR + 325 bps) due 05/20/19	193,000	193,724
Acrisure LLC
6.27% (2 Month USD LIBOR + 500 bps) due 11/22/23	136,258	137,733
Total Financial		4,699,011
Basic Materials - 2.6%
Alpha 3 B.V.
4.33% (3 Month USD LIBOR + 300 bps) due 01/31/24	498,750	499,996
PQ Corp.
4.56% (3 Month USD LIBOR + 325 bps) due 11/04/22	447,744	451,582
Nexeo Solutions LLC
5.07% (3 Month USD LIBOR + 375 bps) due 06/09/23	370,327	372,486
WR Grace & Co.
3.31% (3 Month USD LIBOR + 200 bps) due 02/03/21	33,939	33,996
Total Basic Materials		1,358,060
Utilities - 2.2%
Dynegy, Inc.
4.49% (1 Month USD LIBOR + 325 bps) due 02/07/24	453,786	455,623
Viva Alamo LLC
5.57% (3 Month USD LIBOR + 425 bps) due 02/22/21	397,941	378,044
Stonewall
6.83% (3 Month USD LIBOR + 550 bps) due 11/15/21	300,000	282,000
Total Utilities		1,115,667
Energy - 2.0%
Cactus Wellhead
7.32% (3 Month USD LIBOR + 600 bps) due 07/31/20	532,695	516,715
Veresen Midstream LP
4.74% (1 Month USD LIBOR + 350 bps) due 03/31/22	493,671	497,373
Total Energy		1,014,088
Total Senior Floating Rate Interests
(Cost $45,974,503)		45,582,975

ASSET-BACKED SECURITIES†† - 1.9%
Collateralized Loan Obligations - 1.9%
ALM XIV Ltd.
2014-14A, 4.76% (3 Month USD LIBOR + 345 bps) due 07/28/26[3,4]	250,000	250,657
Cerberus Onshore II CLO LLC
2014-1A, 5.30% (3 Month USD LIBOR + 400 bps) due 10/15/23[3,4]	250,000	249,718
NewStar Arlington Senior Loan Program LLC
2014-1A, 4.61% (3 Month USD LIBOR + 330 bps) due 07/25/25[3,4]	250,000	247,747

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Face Amount	Value
ASSET-BACKED SECURITIES†† - 1.9% (continued)
Collateralized Loan Obligations - 1.9% (continued)
Kingsland IV Ltd.
2007-4A, 2.75% (3 Month USD LIBOR + 145 bps) due 04/16/21[3,4]	$250,000	$245,152
Total Collateralized Loan Obligations		993,274
Total Asset-Backed Securities
(Cost $974,695)		993,274

COLLATERALIZED MORTGAGE OBLIGATION†† - 1.1%
Residential Mortgage Backed Securities - 1.1%
LSTAR Commercial Mortgage Trust
2016-7, 3.24% (1 Month USD LIBOR + 200 bps) due 12/01/21[3,4]	342,540	342,540
LSTAR Securities Investment Ltd.
2016-4, 3.24% (1 Month USD LIBOR + 200 bps) due 10/01/21[3,4]	235,606	234,512
Total Residential Mortgage Backed Securities		577,052
Total Collateralized Mortgage Obligation
(Cost $572,889)		577,052

CORPORATE BONDS††† - 0.0%
Basic Materials - 0.0%
New Day Aluminum
10.00% due 10/28/20,5,6	2,629	2,629
Total Corporate Bonds
(Cost $108)		2,629
Total Investments - 102.2%
(Cost $53,281,964)		$52,915,699
Other Assets & Liabilities, net - (2.2)%		(1,133,332)
Total Net Assets - 100.0%		$51,782,367

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Rate indicated is the 7 day yield as of September 30, 2017.
[2]	Affiliated issuer.
[3]	Variable rate security. Rate indicated is rate effective at September 30, 2017.
[4]
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $1,570,326 (cost $1,547,584), or 3.0% of total net assets.

[5]	Security was fair valued by the Valuation Committee at September 30, 2017. The total market value of fair valued securities amounts to $2,629, (cost $108) or 0.0% of total net assets.
[6]	Payment-in-kind security.
[7]	The effective rate shown is based on a weighted average of the underlying reference rates and spread amounts listed.
[8]	The underlying reference rate was negative at period end causing the effective rate to be equal to the spread amount listed.
[9]	This position was unsettled at period end. The underlying reference rate will not be applied to the effective rate until settlement occurs.

LIBOR	London Interbank Offered Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Asset Backed Securities	$—	$—	$993,274	$—	$—	$993,274
Collateralized Mortgage Obligations	—	—	577,052	—	—	577,052
Corporate Bonds	—	—	—	—	2,629	2,629
Money Market Fund	5,759,769	—	—	—	—	5,759,769
Senior Floating Rate Interests	—	—	45,582,975	—	—	45,582,975
Total Assets	$5,759,769	$—	$47,153,301	$—	$—	$52,915,699

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs		Total
Unfunded Loans	$—	$—	$16	$—	$—	**	$16

*	Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.
**	Market value of security is zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2017, there were no transfers between levels.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Level 3	Valuation Technique	Unobservable Inputs	Input Values
Corporate Bonds	$2,629	Enterprise Value	Valuation Multiple	6.6	x

Any remaining Level 3 securities held by the Funds and excluded from the tables above, were not considered material to the Funds.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended September 30, 2017:

LEVEL 3 - Fair value measurement using significant unobservable inputs

	Senior Floating Rate Interests	Corporate Bonds	Total
Series F (Floating Rate Strategies Series)
Assets:
Beginning Balance	$622,680	$2,820	$625,500
Purchases	-	81	81
Sales, maturities and paydowns	(628,747)	-	(628,747)
Total realized gains or losses included in earnings	-	-	-
Total change in unrealized gains or losses included in earnings	6,067	(272)	5,795
Transfers into Level 3	-	-	-
Transfers out of Level 3	-	-	-
Ending Balance	$-	$2,629	$2,629
Net Change in unrealized appreciation (depreciation) for investments in securities still held at September 30, 2017	$-	$(299)	$(299)

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Funds may invest in the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2016, is available publicly or upon request. This information is available from the EDGAR database on the
SEC's website at http://www.sec.gov/Archives/edgar/data/1601445/000089180416001923/gug65857-ncsr.htm.

Transactions during the period ended September 30, 2017, in which the portfolio company is an "affiliated person", were as follows:
Security Name	Value 12/31/16	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized	Value 9/30/17	Shares 9/30/17	Investment Income
Aspect Software, Inc.	$326,104	$–	$(7,855)	$1,637	$(3,855)	$316,031	321,252	$27,709

Series J (StylePlus—Mid Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 20.1%
Consumer, Non-cyclical - 7.2%
Dr Pepper Snapple Group, Inc.	6,459	$571,428
United Rentals, Inc.*	3,615	501,544
AmerisourceBergen Corp. — Class A	6,041	499,893
KAR Auction Services, Inc.	9,950	475,012
Quintiles IMS Holdings, Inc.*	4,924	468,124
Kellogg Co.	6,791	423,555
Western Union Co.	21,429	411,437
Live Nation Entertainment, Inc.*	9,328	406,234
Spectrum Brands Holdings, Inc.	3,790	401,437
Cintas Corp.	2,678	386,382
Sysco Corp.	7,082	382,074
Express Scripts Holding Co.*	6,029	381,756
Sabre Corp.	20,178	365,222
Baxter International, Inc.	5,674	356,044
McKesson Corp.	2,314	355,454
WellCare Health Plans, Inc.*	2,044	351,037
Incyte Corp.*	2,898	338,312
WEX, Inc.*	2,846	319,378
Illumina, Inc.*	1,550	308,760
HealthSouth Corp.	6,628	307,208
Robert Half International, Inc.	6,058	304,960
BioMarin Pharmaceutical, Inc.*	3,240	301,547
Kroger Co.	14,678	294,441
HCA Healthcare, Inc.*	3,670	292,095
Centene Corp.*	2,857	276,472
General Mills, Inc.	5,205	269,411
CoreLogic, Inc.*	5,804	268,261
QIAGEN N.V.*	8,475	266,963
Edwards Lifesciences Corp.*	2,355	257,425
Zoetis, Inc.	3,873	246,942
Humana, Inc.	1,010	246,066
Campbell Soup Co.	5,214	244,119
Henry Schein, Inc.*	2,480	203,335
Molina Healthcare, Inc.*	2,710	186,340
FleetCor Technologies, Inc.*	1,091	168,854
TreeHouse Foods, Inc.*	2,476	167,699
Boston Scientific Corp.*	5,326	155,359
Vantiv, Inc. — Class A*	2,101	148,057
Total System Services, Inc.	2,005	131,328
Gartner, Inc.*	1,039	129,262
ResMed, Inc.	1,508	116,056
CoStar Group, Inc.*	418	112,129
Hologic, Inc.*	2,925	107,318
Total Consumer, Non-cyclical		12,904,730
Industrial - 4.2%
Roper Technologies, Inc.	2,846	692,717
Parker-Hannifin Corp.	3,835	671,201
Ingersoll-Rand plc	6,056	540,014
Cummins, Inc.	3,066	515,180
Hubbell, Inc.	3,743	434,262
Stanley Black & Decker, Inc.	2,859	431,623
Deere & Co.	3,014	378,528
Waste Management, Inc.	4,802	375,853
Zebra Technologies Corp. — Class A*	3,461	375,795
Dover Corp.	3,684	336,681
Snap-on, Inc.	2,082	310,239
Corning, Inc.	9,105	272,423
TransDigm Group, Inc.	1,029	263,064
Energizer Holdings, Inc.	5,593	257,558
Huntington Ingalls Industries, Inc.	994	225,081
Waters Corp.*	1,112	199,626
XPO Logistics, Inc.*	2,893	196,088
Masco Corp.	4,916	191,773
Stericycle, Inc.*	2,555	182,989
EMCOR Group, Inc.	2,556	177,335
Tech Data Corp.*	1,758	156,198
AMETEK, Inc.	1,946	128,514
Clean Harbors, Inc.*	2,129	120,714
Agilent Technologies, Inc.	1,742	111,836
Total Industrial		7,545,292
Technology - 3.6%
Fidelity National Information Services, Inc.	6,436	601,057
NetApp, Inc.	12,421	543,544
Dell Technologies Incorporated Class V — Class V*	6,378	492,445
Lam Research Corp.	2,469	456,863
Cerner Corp.*	5,656	403,386
First Data Corp. — Class A*	21,682	391,143
Analog Devices, Inc.	4,471	385,266
ON Semiconductor Corp.*	18,141	335,064
Western Digital Corp.	3,796	327,974
CSRA, Inc.	9,280	299,466
DXC Technology Co.	3,480	298,862
Microsemi Corp.*	5,514	283,861
NCR Corp.*	7,213	270,632
KLA-Tencor Corp.	2,504	265,424
Skyworks Solutions, Inc.	1,763	179,650
Microchip Technology, Inc.	1,784	160,168
Fiserv, Inc.*	1,162	149,852
j2 Global, Inc.	1,985	146,652
ServiceNow, Inc.*	1,167	137,158
Black Knight Financial Services, Inc. — Class A*	3,059	131,690
Cypress Semiconductor Corp.	8,158	122,533
Qorvo, Inc.*	1,552	109,695
Total Technology		6,492,385
Consumer, Cyclical - 2.3%
Lear Corp.	2,640	456,930
Hilton Worldwide Holdings, Inc.	5,577	387,323
American Airlines Group, Inc.	6,841	324,879
Lions Gate Entertainment Corp. — Class A*	8,987	300,615
Alaska Air Group, Inc.	3,816	291,046
Dollar Tree, Inc.*	3,102	269,316
BorgWarner, Inc.	5,086	260,556
Allison Transmission Holdings, Inc.	5,711	214,334
WW Grainger, Inc.	1,158	208,151
Delphi Automotive plc	2,073	203,983
Wynn Resorts Ltd.	1,169	174,087
Whirlpool Corp.	940	173,374
Harley-Davidson, Inc.	3,093	149,114
Toll Brothers, Inc.	3,391	140,625
Liberty Interactive Corporation QVC Group — Class A*	5,341	125,887
Southwest Airlines Co.	2,151	120,413
Dick's Sporting Goods, Inc.	4,157	112,281

Series J (StylePlus—Mid Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 20.1% (continued)
Consumer, Cyclical - 2.3% (continued)
United Continental Holdings, Inc.*	1,770	$107,758
HD Supply Holdings, Inc.*	2,678	96,595
Total Consumer, Cyclical		4,117,267
Communications - 1.6%
Omnicom Group, Inc.	8,246	610,782
Expedia, Inc.	3,792	545,821
CommScope Holding Company, Inc.*	9,949	330,406
Zayo Group Holdings, Inc.*	9,219	317,318
CDW Corp.	4,035	266,310
Palo Alto Networks, Inc.*	1,766	254,481
Interpublic Group of Companies, Inc.	11,579	240,727
F5 Networks, Inc.*	1,152	138,885
Nexstar Media Group, Inc. — Class A	1,780	110,894
AMC Networks, Inc. — Class A*	1,835	107,292
Total Communications		2,922,916
Financial - 0.6%
Alliance Data Systems Corp.	2,225	492,948
Air Lease Corp. — Class A	4,367	186,122
CBOE Holdings, Inc.	1,106	119,039
Sabra Health Care REIT, Inc. REIT	5,135	112,662
Digital Realty Trust, Inc. REIT	924	109,337
Progressive Corp.	2,250	108,945
Total Financial		1,129,053
Energy - 0.2%
Williams Companies, Inc.	6,011	180,390
Devon Energy Corp.	3,648	133,918
ONEOK, Inc.	2,163	119,852
Total Energy		434,160
Basic Materials - 0.2%
International Paper Co.	3,146	178,756
Univar, Inc.*	5,866	169,703
Total Basic Materials		348,459
Diversified - 0.2%
HRG Group, Inc.*	21,231	331,416
Total Common Stocks
(Cost $34,393,737)		36,225,678

MUTUAL FUNDS† - 72.7%
Guggenheim Variable Insurance Strategy Fund III[1]	1,810,241	45,437,059
Guggenheim Strategy Fund III[1]	1,785,470	44,708,163
Guggenheim Strategy Fund II1	1,059,319	26,546,536
Guggenheim Strategy Fund I1	586,057	14,715,899
Total Mutual Funds
(Cost $130,665,288)		131,407,657

MONEY MARKET FUND† - 6.6%
Dreyfus Treasury Securities Cash Management Fund - Institutional Class 0.90%[2]	11,823,574	11,823,574
Total Money Market Fund
(Cost $11,823,574)		11,823,574
Total Investments - 99.4%
(Cost $176,882,599)		$179,456,909
Other Assets & Liabilities, net - 0.6%		999,076
Total Net Assets - 100.0%		$180,455,985

Futures Contracts
Description	Contracts	Expiration date	Notional Amount	Unrealized Gain (Loss)
Equity Futures Contracts Purchased†
S&P MidCap 400 Index Mini Futures Contracts	18	Dec 2017	$3,231,000	$101,724
S&P 500 Index Mini Futures Contracts	9	Dec 2017	1,131,975	13,309
NASDAQ-100 Index Mini Futures Contracts	9	Dec 2017	1,076,580	(1,770)
			$5,439,555	$113,263

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Value	Unrealized Gain
OTC Equity Index Swap Agreement††
UBS Group AG	Russell Midcap Growth Index	134.92%	At Maturity	10/05/17	153,139	$139,490,180	$11,529,391

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7 day yield as of September 30, 2017.

Series J (StylePlus—Mid Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

plc	Public Limited Company
REIT	Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$36,225,678	$—	$—	$—	$—	$36,225,678
Equity Futures Contracts	—	115,033	—	—	—	115,033
Equity Index Swap Agreements	—	—	—	11,529,391	—	11,529,391
Money Market Fund	11,823,574	—	—	—	—	11,823,574
Mutual Funds	131,407,657	—	—	—	—	131,407,657
Total Assets	$179,456,909	$115,033	$—	$11,529,391	$—	$191,101,333

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts	$—	$1,770	$—	$—	$—	$1,770

*	Other financial instruments include futures contracts and swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2017, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2016, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000089180416001923/gug65857-ncsr.htm.

Transactions during the period ended September 30, 2017, in which the portfolio company is an "affiliated person", were as follows:

Security Name	Value 12/31/16	Additions	Reductions	Realized Gain	Change in Unrealized	Value 09/30/17	Shares 09/30/17	Investment Income
Guggenheim Strategy Fund I	$23,566,676	$300,325	$(9,249,977)	$102,080	$(3,205)	$14,715,899	586,057	$301,447
Guggenheim Strategy Fund II	31,890,964	521,130	(5,999,992)	23,971	110,463	26,546,536	1,059,319	523,085
Guggenheim Strategy Fund III	31,629,271	12,976,308	–	–	102,584	44,708,163	1,785,470	777,880
Guggenheim Variable Insurance Strategy Fund III	42,142,748	3,172,555	–	–	121,756	45,437,059	1,810,241	925,416
	$129,229,659	$16,970,318	$(15,249,969)	$126,051	$331,598	$131,407,657		$2,527,828

Series N (Managed Asset Allocation Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
EXCHANGE-TRADED FUNDS† - 67.7%
SPDR S&P 500 ETF Trust	36,173	$9,087,744
Vanguard S&P 500 ETF	37,657	8,689,729
iShares Core U.S. Aggregate Bond ETF	71,658	7,853,000
iShares iBoxx $ Investment Grade Corporate Bond ETF	33,379	4,046,536
iShares Core S&P Mid-Capital ETF	16,268	2,910,345
iShares MSCI EAFE ETF	29,742	2,036,732
iShares Core S&P 500 ETF	2	506
Total Exchange-Traded Funds
(Cost $24,852,499)		34,624,592

MUTUAL FUNDS† - 30.9%
Guggenheim Variable Insurance Strategy Fund III[1]	368,544	9,250,461
Guggenheim Strategy Fund III[1]	154,198	3,861,113
Guggenheim Strategy Fund II1	68,797	1,724,061
Guggenheim Strategy Fund I1	38,651	970,539
Total Mutual Funds
(Cost $15,720,372)		15,806,174

MONEY MARKET FUND† - 0.5%
Dreyfus Treasury Securities Cash Management Fund - Institutional Class 0.90%[2]	262,014	262,014
Total Money Market Fund
(Cost $262,014)		262,014

	Face Amount
U.S. TREASURY BILLS†† - 1.0%
U.S. Treasury Bill
1.03% due 12/14/17[3,4,5]	$500,000	499,029
Total U.S. Treasury Bills
(Cost $498,936)		499,029
Total Investments - 100.1%
(Cost $41,333,821)		$51,191,809
Other Assets & Liabilities, net - (0.1)%		(67,570)
Total Net Assets - 100.0%		$51,124,239

Futures Contracts
Description	Contracts	Expiration date	Notional Amount	Unrealized Gain/(Loss)
Equity Futures Contracts Purchased†
Russell 2000 Index Mini Futures Contracts	30	Dec 2017	$2,238,450	$115,198
MSCI EAFE Index Mini Futures Contracts	63	Dec 2017	6,231,331	38,326
S&P 500 Index Mini Futures Contracts	10	Dec 2017	1,257,750	27,237
S&P/TSX 60 IX Index Futures Contracts	2	Dec 2017	294,454	14,364
S&P MidCap 400 Index Mini Futures Contracts	1	Dec 2017	179,500	7,684
Nikkei 225 (CME) Index Futures Contracts	1	Dec 2017	101,950	5,596
NASDAQ-100 Index Mini Futures Contracts	2	Dec 2017	239,240	4,356
FTSE 100 Index Futures Contracts	1	Dec 2017	98,274	2,101
DAX Index Futures Contracts	1	Dec 2017	379,225	(751)
			$11,020,174	$214,111

Currency Futures Contracts Purchased†
Australian Dollar Futures Contracts	1	Dec 2017	78,360	(33)
Canadian Dollar Futures Contracts	1	Dec 2017	80,175	(643)
Euro FX Futures Contracts	1	Dec 2017	148,350	(2,003)
Japanese Yen Futures Contracts	1	Dec 2017	111,488	(2,614)
			$418,373	$(5,293)

Interest Rate Futures Contracts Purchased†
U.S. Treasury 2 Year Note Futures Contracts	20	Dec 2017	4,313,125	(11,281)
U.S. Treasury 10 Year Note Futures Contracts	60	Dec 2017	7,515,937	(80,257)
			$11,829,062	$(91,539)

Equity Futures Contracts Sold Short†
Hang Seng Index Futures Contracts††	1	Oct 2017	177,018	939
SPI 200 Index Futures Contracts	1	Dec 2017	111,423	379
CAC 40 10 Euro Index Futures Contracts	5	Oct 2017	314,531	(7,212)
			$602,972	$(5,894)

Series N (Managed Asset Allocation Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7 day yield as of September 30, 2017.
[3]	All or a portion of this security is pledged as futures collateral at September 30, 2017.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Zero coupon rate security.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts	$—	$215,241	$—	$939	$—	$216,180
Exchange-Traded Funds	34,624,592	—	—	—	—	34,624,592
Money Market Fund	262,014	—	—	—	—	262,014
Mutual Funds	15,806,174	—	—	—	—	15,806,174
U.S. Treasury Bills	—	—	499,029	—	—	499,029
Total Assets	$50,692,780	$215,241	$499,029	$939	$—	$51,407,989

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Currency Futures Contracts	$—	$5,293	$—	$—	$—	$5,293
Equity Futures Contracts	—	7,963	—	—	—	7,963
Interest Rate Futures Contracts	—	91,539	—	—	—	91,539
Total Liabilities	$—	$104,795	$—	$—	$—	$104,795

*	Other financial instruments include futures contracts and swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2017, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2016, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000089180416001923/gug65857-ncsr.htm.

Transactions during the period ended September 30, 2017, in which the portfolio company is an "affiliated person", were as follows:

Security Name	Value 12/31/16	Additions	Reductions	Realized Gain/(Loss)	Change in Unrealized	Value 09/30/17	Shares 09/30/17	Investment Income
Guggenheim Strategy Fund I	$953,501	$12,820	$–	$–	$4,218	$970,539	38,651	$12,847
Guggenheim Strategy Fund II	1,687,827	28,738	–	–	7,496	1,724,061	68,797	28,824
Guggenheim Strategy Fund III	3,770,765	79,690	–	–	10,658	3,861,113	154,198	79,968
Guggenheim Variable Insurance Strategy Fund III	9,523,812	200,148	(500,000)	1,994	24,507	9,250,461	368,544	200,855
	$15,935,905	$321,396	$(500,000)	$1,994	$46,879	$15,806,174		$322,494

Series O (All Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 99.3%
Financial - 28.5%
JPMorgan Chase & Co.	34,186	$3,265,105
Berkshire Hathaway, Inc. — Class B*	15,461	2,834,310
Bank of America Corp.	93,808	2,377,095
Citigroup, Inc.	30,067	2,187,074
Wells Fargo & Co.	31,519	1,738,273
Zions Bancorporation	36,235	1,709,567
Unum Group	26,045	1,331,681
E*TRADE Financial Corp.*	28,274	1,233,029
BB&T Corp.	24,850	1,166,459
T. Rowe Price Group, Inc.	11,208	1,016,005
KeyCorp	53,394	1,004,875
SunTrust Banks, Inc.	16,269	972,398
Charles Schwab Corp.	22,019	963,111
Wintrust Financial Corp.	10,710	838,700
Welltower, Inc. REIT	11,694	821,855
Allstate Corp.	8,427	774,526
Piedmont Office Realty Trust, Inc. — Class A REIT	35,550	716,688
Huntington Bancshares, Inc.	49,943	697,204
Morgan Stanley	13,288	640,083
Omega Healthcare Investors, Inc. REIT	19,665	627,510
Equity Commonwealth REIT*	20,007	608,213
First American Financial Corp.	11,110	555,167
Assured Guaranty Ltd.	14,213	536,541
Radian Group, Inc.	27,464	513,302
EastGroup Properties, Inc. REIT	4,963	437,340
Alexandria Real Estate Equities, Inc. REIT	3,623	431,028
Prosperity Bancshares, Inc.	6,280	412,784
Host Hotels & Resorts, Inc. REIT	22,000	406,780
Regions Financial Corp.	25,781	392,645
Prudential Financial, Inc.	3,683	391,577
American International Group, Inc.	6,175	379,083
Alleghany Corp.*	684	378,943
Cousins Properties, Inc. REIT	37,705	352,165
Howard Hughes Corp.*	2,937	346,360
IBERIABANK Corp.	3,994	328,107
Sun Communities, Inc. REIT	3,823	327,555
Federated Investors, Inc. — Class B	9,657	286,813
Lexington Realty Trust REIT	24,950	254,989
National Storage Affiliates Trust REIT	9,992	242,206
Redwood Trust, Inc. REIT	14,379	234,234
Camden Property Trust REIT	2,492	227,893
LaSalle Hotel Properties REIT	7,771	225,514
DCT Industrial Trust, Inc. REIT	3,738	216,505
Popular, Inc.	5,970	214,562
First Industrial Realty Trust, Inc. REIT	7,101	213,669
Rayonier, Inc. REIT	6,647	192,032
Liberty Property Trust REIT	4,457	183,004
CoreCivic, Inc. REIT	6,568	175,825
Hartford Financial Services Group, Inc.	2,687	148,940
Customers Bancorp, Inc.*	3,193	104,156
Physicians Realty Trust REIT	4,543	80,547
Umpqua Holdings Corp.	1,193	23,275
Total Financial		36,737,302
Consumer, Non-cyclical - 16.2%
Johnson & Johnson	19,695	2,560,547
Pfizer, Inc.	47,521	1,696,500
Merck & Company, Inc.	22,873	1,464,558
Procter & Gamble Co.	13,284	1,208,578
Hormel Foods Corp.	35,806	1,150,805
Bunge Ltd.	16,239	1,127,961
Tyson Foods, Inc. — Class A	10,038	707,177
Zimmer Biomet Holdings, Inc.	5,953	697,037
Express Scripts Holding Co.*	10,416	659,541
UnitedHealth Group, Inc.	3,364	658,839
Emergent BioSolutions, Inc.*	16,131	652,499
Quest Diagnostics, Inc.	6,893	645,461
HCA Healthcare, Inc.*	7,782	619,369
United Therapeutics Corp.*	4,833	566,379
Perrigo Company plc	5,752	486,907
DaVita, Inc.*	7,079	420,422
AmerisourceBergen Corp. — Class A	5,050	417,888
HealthSouth Corp.	8,880	411,588
Post Holdings, Inc.*	4,500	397,215
Archer-Daniels-Midland Co.	8,836	375,618
Medtronic plc	4,720	367,074
Philip Morris International, Inc.	3,180	353,012
Myriad Genetics, Inc.*	9,725	351,851
Dermira, Inc.*	11,998	323,946
Sanderson Farms, Inc.	1,987	320,940
Premier, Inc. — Class A*	9,350	304,530
Acadia Healthcare Company, Inc.*	5,801	277,056
Akorn, Inc.*	8,323	276,240
Eagle Pharmaceuticals, Inc.*	4,416	263,370
Ingredion, Inc.	2,166	261,306
JM Smucker Co.	2,020	211,959
Fresh Del Monte Produce, Inc.	4,180	190,023
Dr Pepper Snapple Group, Inc.	2,052	181,540
ACCO Brands Corp.*	11,917	141,812
SP Plus Corp.*	2,548	100,646
Lannett Company, Inc.*	4,895	90,313
Total Consumer, Non-cyclical		20,940,507
Industrial - 12.8%
WestRock Co.	32,316	1,833,286
Carlisle Companies, Inc.	16,017	1,606,345
General Electric Co.	39,991	966,982
Orbital ATK, Inc.	6,432	856,485
Republic Services, Inc. — Class A	12,387	818,285
Corning, Inc.	26,650	797,368
Crown Holdings, Inc.*	12,737	760,654
Owens Corning	9,134	706,516
United Technologies Corp.	5,724	664,442
Crane Co.	7,337	586,887
Eagle Materials, Inc.	4,929	525,924
Honeywell International, Inc.	3,573	506,437
Eaton Corporation plc	6,518	500,517
Covenant Transportation Group, Inc. — Class A*	16,376	474,576
Celadon Group, Inc.	66,481	448,747
Harris Corp.	3,264	429,804

Series O (All Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
Industrial - 12.8% (continued)
Jabil, Inc.	14,718	$420,199
Timken Co.	7,189	349,026
Scorpio Tankers, Inc.	100,999	346,427
Snap-on, Inc.	2,221	330,951
Kirby Corp.*	4,917	324,276
FLIR Systems, Inc.	7,190	279,763
Owens-Illinois, Inc.*	10,765	270,847
Dycom Industries, Inc.*	2,827	242,783
ITT, Inc.	5,432	240,475
Golar LNG Ltd.	10,036	226,914
US Concrete, Inc.*	2,898	221,117
Fabrinet*	5,708	211,538
GasLog Ltd.	10,297	179,683
American Outdoor Brands Corp.*	9,449	144,097
TriMas Corp.*	4,731	127,737
Total Industrial		16,399,088
Energy - 10.0%
Chevron Corp.	25,300	2,972,750
Exxon Mobil Corp.	25,723	2,108,772
Kinder Morgan, Inc.	74,160	1,422,389
Marathon Oil Corp.	81,349	1,103,092
Valero Energy Corp.	10,843	834,152
Hess Corp.	15,197	712,587
Whiting Petroleum Corp.*	119,428	652,077
Rowan Companies plc — Class A*	45,411	583,531
Concho Resources, Inc.*	3,647	480,383
Diamondback Energy, Inc.*	4,599	450,518
Andeavor	4,134	426,422
Laredo Petroleum, Inc.*	27,205	351,761
Oasis Petroleum, Inc.*	31,767	289,715
Range Resources Corp.	11,294	221,024
MRC Global, Inc.*	6,411	112,128
WildHorse Resource Development Corp.*	6,956	92,654
Total Energy		12,813,955
Consumer, Cyclical - 9.6%
Wal-Mart Stores, Inc.	17,205	1,344,398
DR Horton, Inc.	30,643	1,223,575
Goodyear Tire & Rubber Co.	31,296	1,040,591
Lear Corp.	5,295	916,459
Southwest Airlines Co.	15,990	895,121
CVS Health Corp.	9,561	777,500
UniFirst Corp.	4,165	630,998
PVH Corp.	4,819	607,482
JetBlue Airways Corp.*	32,233	597,277
Target Corp.	9,280	547,613
PACCAR, Inc.	7,199	520,776
American Eagle Outfitters, Inc.	36,072	515,830
MGM Resorts International	14,955	487,383
Carnival Corp.	6,544	422,546
Deckers Outdoor Corp.*	5,402	369,551
Caleres, Inc.	10,132	309,229
GMS, Inc.*	7,622	269,819
CalAtlantic Group, Inc.	6,304	230,916
Unifi, Inc.*	5,680	202,378
Lowe's Companies, Inc.	2,439	194,974
Penske Automotive Group, Inc.	1,882	89,527
Asbury Automotive Group, Inc.*	1,431	87,434
Total Consumer, Cyclical		12,281,377
Utilities - 8.1%
Ameren Corp.	24,035	1,390,185
OGE Energy Corp.	35,851	1,291,712
UGI Corp.	21,026	985,278
Exelon Corp.	25,408	957,119
FirstEnergy Corp.	29,657	914,325
Public Service Enterprise Group, Inc.	18,645	862,331
Edison International	9,238	712,896
Pinnacle West Capital Corp.	7,141	603,843
Avista Corp.	10,450	540,997
Portland General Electric Co.	9,624	439,239
Black Hills Corp.	6,287	432,986
Duke Energy Corp.	4,420	370,926
Calpine Corp.*	21,488	316,948
AES Corp.	26,885	296,273
ONE Gas, Inc.	3,529	259,876
Total Utilities		10,374,934
Technology - 5.9%
Intel Corp.	42,340	1,612,307
CSRA, Inc.	38,756	1,250,656
Xerox Corp.	25,110	835,912
Qorvo, Inc.*	10,349	731,467
Apple, Inc.	3,896	600,452
Micron Technology, Inc.*	14,564	572,802
VMware, Inc. — Class A*	4,104	448,116
Cray, Inc.*	16,255	316,160
QUALCOMM, Inc.	4,794	248,521
Maxwell Technologies, Inc.*	46,286	237,447
Cirrus Logic, Inc.*	4,350	231,942
NCR Corp.*	5,847	219,379
Oracle Corp.	4,286	207,228
Total Technology		7,512,389
Communications - 4.1%
Cisco Systems, Inc.	44,059	1,481,704
AT&T, Inc.	23,400	916,578
Scripps Networks Interactive, Inc. — Class A	5,787	497,045
Time Warner, Inc.	4,818	493,604
Infinera Corp.*	42,991	381,330
Verizon Communications, Inc.	7,439	368,156
Ciena Corp.*	13,183	289,631
Viavi Solutions, Inc.*	29,738	281,321
Finisar Corp.*	12,658	280,628
Time, Inc.	15,861	214,124
Oclaro, Inc.*	13,238	114,244
Total Communications		5,318,365
Basic Materials - 3.8%
Nucor Corp.	22,928	1,284,885
Reliance Steel & Aluminum Co.	13,676	1,041,701
DowDuPont, Inc.	10,013	693,200
Steel Dynamics, Inc.	14,625	504,124
Cabot Corp.	7,190	401,202
Westlake Chemical Corp.	3,815	316,988
LyondellBasell Industries N.V. — Class A	2,274	225,240
Olin Corp.	6,544	224,132
United States Steel Corp.	4,830	123,938
Total Basic Materials		4,815,410
Diversified - 0.3%
Leucadia National Corp.	12,920	326,230

Series O (All Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
Diversified - 0.3% (continued)
Total Common Stocks
(Cost $102,950,939)		$127,519,557

MONEY MARKET FUND† - 0.8%
Dreyfus Treasury Securities Cash Management Fund - Institutional Class 0.90%[1]	1,030,197	1,030,197
Total Money Market Fund
(Cost $1,030,197)		1,030,197
Total Investments - 100.1%
(Cost $103,981,136)		$128,549,754
Other Assets & Liabilities, net - (0.1)%		(181,090)
Total Net Assets - 100.0%		$128,368,664

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
[1]	Rate indicated is the 7 day yield as of September 30, 2017.

plc	Public Limited Company
REIT	Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$127,519,557	$—	$—	$127,519,557
Money Market Fund	1,030,197	—	—	1,030,197
Total Assets	$128,549,754	$—	$—	$128,549,754

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2017, there were no transfers between levels.

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 0.8%
Energy - 0.4%
SandRidge Energy, Inc.*	14,596	$293,233
Titan Energy LLC*	10,783	48,524
Approach Resources, Inc.*	12,420	31,174
Stallion Oilfield Holdings Ltd.*,†††	19,265	12,041
Total Energy		384,972
Technology - 0.4%
Aspect Software Parent, Inc.*,†††,1,2	35,351	364,116
Communications - 0.0%
Cengage Learning Acquisitions, Inc.*,††	2,107	16,329
Aimia, Inc.	5	10
Total Communications		16,339
Diversified - 0.0%
Leucadia National Corp.	247	6,237
Consumer, Non-cyclical - 0.0%
Crimson Wine Group Ltd.*	24	258
MEDIQ, Inc.*,†††,1	92	—
Total Consumer, Non-cyclical		258
Consumer, Cyclical - 0.0%
Delta Air Lines, Inc.	1	49
Chorus Aviation, Inc.	3	20
Total Consumer, Cyclical		69
Financial - 0.0%
Adelphia Recovery Trust*,†††,1	5,270	1
Total Common Stocks
(Cost $2,363,785)		771,992

PREFERRED STOCKS†† - 0.0%
Industrial - 0.0%
U.S. Shipping Corp. *	24,529	25,755
Total Preferred Stocks
(Cost $625,000)		25,755

WARRANTS†† - 0.0%
Comstock Resources, Inc.
$0.01, 09/06/18*	2,406	14,604
Total Warrants
(Cost $20,248)		14,604

EXCHANGE-TRADED FUNDS† - 1.0%
SPDR Bloomberg Barclays High Yield Bond ETF	26,350	983,382
Total Exchange-Traded Funds
(Cost $977,430)		983,382

MONEY MARKET FUND† - 3.3%
Dreyfus Treasury Securities Cash Management Fund - Institutional Class 0.90%[3]	3,159,451	3,159,451
Total Money Market Fund
(Cost $3,159,451)		3,159,451

	Face Amount~
CORPORATE BONDS†† - 80.7%
Communications - 17.1%
DISH DBS Corp.
5.88% due 11/15/24		1,250,000	1,310,155
7.75% due 07/01/26		500,000	574,085
CCO Holdings LLC / CCO Holdings Capital Corp.
5.13% due 05/01/27		1,100,000	1,115,125
5.00% due 02/01/28		600,000	597,930
SFR Group S.A.
7.38% due 05/01/26[4,5]		1,175,000	1,269,000
6.25% due 05/15/24[5]		200,000	211,200
6.00% due 05/15/22[5]		125,000	130,625
MDC Partners, Inc.
6.50% due 05/01/24[4,5]		1,475,000	1,486,062
EIG Investors Corp.
10.88% due 02/01/24		1,000,000	1,099,999
CSC Holdings LLC
5.25% due 06/01/24		650,000	657,313
6.75% due 11/15/21		200,000	221,000
5.50% due 04/15/27[5]		150,000	156,000
Sirius XM Radio, Inc.
5.38% due 07/15/26[5]		550,000	578,875
5.00% due 08/01/27[5]		400,000	408,000
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance
7.88% due 05/15/24[5]		925,000	912,281
Cengage Learning, Inc.
9.50% due 06/15/24[5]		925,000	804,750
Inmarsat Finance plc
4.88% due 05/15/22[5]		625,000	637,500
Virgin Media Secured Finance plc
5.00% due 04/15/27	GBP	450,000	619,974
Virgin Media Finance plc
6.38% due 04/15/23[5]		500,000	521,875
Sprint Spectrum Company LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC
3.36% due 09/20/21[5]		375,000	380,625
Zayo Group LLC / Zayo Capital, Inc.
5.75% due 01/15/27[5]		350,000	371,000
Altice US Finance I Corp.
5.50% due 05/15/26[5]		300,000	316,407
Midcontinent Communications / Midcontinent Finance Corp.
6.88% due 08/15/23[5]		250,000	269,375
Nokia Oyj
4.38% due 06/12/27		250,000	257,188
Charter Communications Operating LLC / Charter Communications Operating Capital
4.20% due 03/15/28		225,000	227,679
Ziggo Bond Finance B.V.
5.88% due 01/15/25[5]		200,000	208,500
Ziggo Secured Finance B.V.
5.50% due 01/15/27[5]		200,000	204,938
Level 3 Financing, Inc.
5.25% due 03/15/26		200,000	204,938

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Face Amount~		Value
CORPORATE BONDS†† - 80.7% (continued)
Communications - 17.1% (continued)
EW Scripps Co.
5.13% due 05/15/25[5]		150,000	$153,000
AMC Networks, Inc.
4.75% due 08/01/25		150,000	151,500
VeriSign, Inc.
4.75% due 07/15/27		125,000	128,750
Total Communications			16,185,649
Energy - 11.9%
Unit Corp.
6.63% due 05/15/21		1,225,000	1,228,062
American Midstream Partners Limited Partnership / American Midstream Finance Corp.
8.50% due 12/15/21[4]		1,100,000	1,135,750
Legacy Reserves Limited Partnership / Legacy Reserves Finance Corp.
6.63% due 12/01/21		625,000	395,313
8.00% due 12/01/20		505,000	348,450
CONSOL Energy, Inc.
8.00% due 04/01/23		450,000	478,152
5.88% due 04/15/22		200,000	202,000
Alta Mesa Holdings, LP / Alta Mesa Finance Services Corp.
7.88% due 12/15/24		600,000	647,999
Antero Resources Corp.
5.63% due 06/01/23		350,000	364,875
5.13% due 12/01/22		256,000	261,760
QEP Resources, Inc.
5.25% due 05/01/23		350,000	340,375
6.88% due 03/01/21		200,000	210,500
5.38% due 10/01/22		50,000	49,125
Exterran Energy Solutions Limited Partnership / EES Finance Corp.
8.13% due 05/01/25		575,000	595,125
EP Energy LLC / Everest Acquisition Finance, Inc.
8.00% due 02/15/25[5]		400,000	311,500
6.38% due 06/15/23		350,000	215,250
Comstock Resources, Inc.
10.00% due 03/15/20		500,000	497,500
Covey Park Energy LLC / Covey Park Finance Corp.
7.50% due 05/15/25[5]		475,000	492,219
Gibson Energy, Inc.
5.25% due 07/15/24[5]	CAD	600,000	479,617
TerraForm Power Operating LLC
6.37% due 02/01/23[5,6]		400,000	416,000
Cheniere Corpus Christi Holdings LLC
5.88% due 03/31/25		200,000	215,250
5.13% due 06/30/27		150,000	154,500
Pattern Energy Group, Inc.
5.88% due 02/01/24[5]		325,000	342,875
NGPL PipeCo LLC
4.88% due 08/15/27[5]		300,000	314,355
Summit Midstream Holdings LLC / Summit Midstream Finance Corp.
5.75% due 04/15/25		275,000	279,125
Callon Petroleum Co.
6.13% due 10/01/24		250,000	258,750
Sabine Pass Liquefaction LLC
6.25% due 03/15/22		225,000	253,068
Crestwood Midstream Partners Limited Partnership / Crestwood Midstream Finance Corp.
5.75% due 04/01/25		175,000	178,719
NuStar Logistics, LP
5.63% due 04/28/27		150,000	158,250
Trinidad Drilling Ltd.
6.63% due 02/15/25[5]		150,000	140,250
PDC Energy, Inc.
7.75% due 10/15/22		100,000	104,125
Murphy Oil Corp.
5.75% due 08/15/25		100,000	102,990
Whiting Petroleum Corp.
5.75% due 03/15/21		75,000	73,688
BreitBurn Energy Partners Limited Partnership / BreitBurn Finance Corp.
7.88% due 04/15/22[7]		750,000	37,500
8.63% due 10/15/20[7]		250,000	12,500
Schahin II Finance Co. SPV Ltd.
5.88% due 09/25/22[7,8]		173,733	17,373
Total Energy			11,312,890
Financial - 11.3%
Jefferies Finance LLC / JFIN Company-Issuer Corp.
7.38% due 04/01/20[5]		655,000	675,469
7.50% due 04/15/21[5]		500,000	517,500
6.88% due 04/15/22[5]		400,000	402,000
7.25% due 08/15/24[5]		400,000	401,000
FBM Finance, Inc.
8.25% due 08/15/21[5]		1,025,000	1,096,750
Kennedy-Wilson, Inc.
5.88% due 04/01/24		1,045,000	1,076,350
Icahn Enterprises, LP / Icahn Enterprises Finance Corp.
5.88% due 02/01/22		700,000	721,000
Citigroup, Inc.
6.30% [10,11]		650,000	705,250
Greystar Real Estate Partners LLC
8.25% due 12/01/22[5]		500,000	533,750
NewStar Financial, Inc.
7.25% due 05/01/20		500,000	515,000
GEO Group, Inc.
6.00% due 04/15/26		250,000	262,813
5.88% due 10/15/24		200,000	208,500
Wilton Re Finance LLC
5.88% due 03/30/33[5,11]		400,000	421,999

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Face Amount~		Value
CORPORATE BONDS†† - 80.7% (continued)
Financial - 11.3% (continued)
American Equity Investment Life Holding Co.
5.00% due 06/15/27		350,000	$362,731
EPR Properties
5.75% due 08/15/22		300,000	332,033
Jefferies LoanCore LLC / JLC Finance Corp.
6.88% due 06/01/20[5]		300,000	310,125
Compass Bank
3.88% due 04/10/25		300,000	299,371
Goldman Sachs Group, Inc.
5.30% (3 Month USD LIBOR + 383 bps) [9,10]		250,000	268,438
PNC Financial Services Group, Inc.
5.00% [10,11]		250,000	261,875
Hospitality Properties Trust
4.50% due 03/15/25		250,000	256,924
Capital One Financial Corp.
3.75% due 07/28/26		250,000	247,582
USIS Merger Sub, Inc.
6.88% due 05/01/25[5]		225,000	229,219
Fidelity & Guaranty Life Holdings, Inc.
6.38% due 04/01/21[5]		180,000	184,500
iStar, Inc.
4.63% due 09/15/20		90,000	92,025
5.25% due 09/15/22		85,000	86,275
NFP Corp.
6.88% due 07/15/25[5]		150,000	152,250
SBA Communications Corp.
4.00% due 10/01/22		125,000	125,625
Total Financial			10,746,354
Consumer, Non-cyclical - 10.3%
Vector Group Ltd.
6.13% due 02/01/25[4,5]		1,700,000	1,759,500
Valeant Pharmaceuticals International, Inc.
7.00% due 03/15/24[4,5]		1,100,000	1,174,349
6.50% due 03/15/22[5]		200,000	211,500
Tenet Healthcare Corp.
7.50% due 01/01/22		410,000	434,088
5.13% due 05/01/25		425,000	419,156
4.63% due 07/15/24		250,000	247,740
Great Lakes Dredge & Dock Corp.
8.00% due 05/15/22		900,000	933,749
Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc.
7.88% due 10/01/22[5]		675,000	683,438
Post Holdings, Inc.
5.50% due 03/01/25[5]		650,000	674,375
WEX, Inc.
4.75% due 02/01/23[5]		500,000	512,500
Halyard Health, Inc.
6.25% due 10/15/22		425,000	443,594
Central Garden & Pet Co.
6.13% due 11/15/23		350,000	372,750
KeHE Distributors LLC / KeHE Finance Corp.
7.63% due 08/15/21[5]		350,000	351,750
Albertsons Companies LLC / Safeway Incorporated / New Albertson's Inc / Albertson's LLC
6.63% due 06/15/24		225,000	210,094
5.75% due 03/15/25		100,000	88,000
Nielsen Company Luxembourg SARL
5.00% due 02/01/25[5]		250,000	260,313
Avantor, Inc.
4.75% due 10/01/24	EUR	100,000	120,294
6.00% due 10/01/24[5]		100,000	102,500
Acadia Healthcare Company, Inc.
6.50% due 03/01/24		200,000	214,750
HCA, Inc.
5.50% due 06/15/47		200,000	207,250
Beverages & More, Inc.
11.50% due 06/15/22[5]		200,000	187,500
AMN Healthcare, Inc.
5.13% due 10/01/24[5]		125,000	129,531
Total Consumer, Non-cyclical			9,738,721
Consumer, Cyclical - 9.2%
Ferrellgas, LP / Ferrellgas Finance Corp.
6.75% due 01/15/22		1,000,000	969,999
WMG Acquisition Corp.
6.75% due 04/15/22[4,5]		815,000	856,768
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
6.75% due 06/15/23		600,000	579,000
6.50% due 05/01/21		200,000	194,000
Nathan's Famous, Inc.
10.00% due 03/15/20[5]		600,000	627,000
Seminole Hard Rock Entertainment Inc. / Seminole Hard Rock International LLC
5.88% due 05/15/21[5]		600,000	606,000
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.50% due 03/01/25[5]		550,000	572,688
AMC Entertainment Holdings, Inc.
6.13% due 05/15/27		375,000	370,313
5.88% due 11/15/26		150,000	147,938
Delphi Jersey Holdings plc
5.00% due 10/01/25[5]		500,000	508,750
Carrols Restaurant Group, Inc.
8.00% due 05/01/22[5]		450,000	478,125
L Brands, Inc.
6.75% due 07/01/36		300,000	290,190
7.60% due 07/15/37		175,000	175,000

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Face Amount~		Value
CORPORATE BONDS†† - 80.7% (continued)
Consumer, Cyclical - 9.2% (continued)
Suburban Propane Partners, LP / Suburban Energy Finance Corp.
5.50% due 06/01/24		350,000	$351,750
Tesla, Inc.
5.30% due 08/15/25[5]		350,000	341,250
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
5.88% due 03/01/27		300,000	297,000
TVL Finance PLC
8.50% due 05/15/23	GBP	180,000	266,351
Interval Acquisition Corp.
5.63% due 04/15/23		250,000	257,500
PetSmart, Inc.
5.88% due 06/01/25[5]		275,000	239,938
Lithia Motors, Inc.
5.25% due 08/01/25[5]		205,000	212,944
CalAtlantic Group, Inc.
5.00% due 06/15/27		170,000	171,806
Wabash National Corp.
5.50% due 10/01/25[5]		115,000	117,156
Allison Transmission, Inc.
4.75% due 10/01/27[5]		100,000	100,750
Total Consumer, Cyclical			8,732,216
Industrial - 5.9%
Grinding Media Inc. / MC Grinding Media Canada Inc.
7.38% due 12/15/23[4,5]		1,000,000	1,084,999
Novelis Corp.
5.88% due 09/30/26[5]		700,000	710,500
6.25% due 08/15/24[5]		150,000	156,405
Amsted Industries, Inc.
5.38% due 09/15/24[5]		650,000	683,313
Summit Materials LLC / Summit Materials Finance Corp.
8.50% due 04/15/22		500,000	562,500
Tutor Perini Corp.
6.88% due 05/01/25[5]		475,000	515,375
StandardAero Aviation Holdings, Inc.
10.00% due 07/15/23[5]		460,000	509,450
BWAY Holding Co.
5.50% due 04/15/24[5]		350,000	365,750
Standard Industries, Inc.
5.50% due 02/15/23[5]		200,000	211,750
5.00% due 02/15/27[5]		100,000	104,250
Infor US, Inc.
5.75% due 05/15/22	EUR	150,000	185,113
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
7.25% due 05/15/24[5]		125,000	137,109
Actuant Corp.
5.63% due 06/15/22		100,000	102,625
Wrangler Buyer Corp.
6.00% due 10/01/25[5]		80,000	81,400
Multi-Color Corp.
4.88% due 11/01/25[5]		80,000	80,876
Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer
6.88% due 02/15/21		64,814	66,434
Total Industrial			5,557,849
Utilities - 5.2%
LBC Tank Terminals Holding Netherlands B.V.
6.88% due 05/15/23[5]		1,300,000	1,365,000
Terraform Global Operating LLC
9.75% due 08/15/22[5]		1,150,000	1,276,500
AES Corp.
6.00% due 05/15/26[4]		850,000	914,813
5.13% due 09/01/27		100,000	102,500
AmeriGas Partners, LP / AmeriGas Finance Corp.
5.63% due 05/20/24		500,000	526,875
5.75% due 05/20/27		350,000	357,875
AmeriGas Partners Limited Partnership / AmeriGas Finance Corp.
5.50% due 05/20/25		350,000	359,625
Total Utilities			4,903,188
Basic Materials - 4.7%
Alcoa Nederland Holding B.V.
7.00% due 09/30/26[4,5]		950,000	1,075,875
6.75% due 09/30/24[5]		350,000	387,625
Eldorado Gold Corp.
6.13% due 12/15/20[5]		1,290,000	1,310,962
Constellium N.V.
7.88% due 04/01/21[5]		400,000	424,000
Yamana Gold, Inc.
4.95% due 07/15/24		300,000	307,500
Big River Steel LLC / BRS Finance Corp.
7.25% due 09/01/25[5]		275,000	291,775
PQ Corp.
6.75% due 11/15/22[5]		200,000	216,500
Commercial Metals Co.
5.38% due 07/15/27		175,000	183,750
Clearwater Paper Corp.
5.38% due 02/01/25[5]		150,000	149,250
Valvoline, Inc.
4.38% due 08/15/25		109,000	111,044
Mirabela Nickel Ltd.
2.37% due 06/24/19		390,085	35,108
Total Basic Materials			4,493,389
Technology - 4.5%
Epicor Software
9.58% (3 Month USD LIBOR + 825 bps) due 06/21/23†††,1,9		1,150,000	1,123,550
Micron Technology, Inc.
5.25% due 08/01/23		525,000	547,575
7.50% due 09/15/23		435,000	483,394
First Data Corp.
5.75% due 01/15/24[4,5]		850,000	889,312
NCR Corp.
6.38% due 12/15/23		350,000	373,310

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Face Amount~		Value
CORPORATE BONDS†† - 80.7% (continued)
Technology - 4.5% (continued)
Microsoft Corp.
4.20% due 11/03/35		200,000	$222,349
Oracle Corp.
3.85% due 07/15/36		150,000	155,241
CDK Global, Inc.
4.88% due 06/01/27		150,000	154,125
Open Text Corp.
5.88% due 06/01/26[5]		125,000	137,188
Ascend Learning LLC
6.88% due 08/01/25[5]		100,000	105,500
Infor US, Inc.
6.50% due 05/15/22		100,000	103,687
Total Technology			4,295,231
Banks & Credit - 0.6%
UPCB FINANCE VII LTD
3.62% due 06/15/29	EUR	450,000	526,534
Total Corporate Bonds
(Cost $76,069,323)			76,492,021

SENIOR FLOATING RATE INTERESTS††,9 - 23.4%
Industrial - 5.2%
Pregis Holding I Corp.
4.83% (3 Month USD LIBOR + 350 bps) due 05/20/21	448,555	447,433
Advanced Integration Technology LP
5.99% (1 Month USD LIBOR + 475 bps) due 04/03/23	426,606	424,473
Zodiac Pool Solutions LLC
5.33% (3 Month USD LIBOR + 400 bps) due 12/20/23	378,778	382,565
VC GB Holdings, Inc.
4.99% (1 Month USD LIBOR + 375 bps) due 02/28/24	348,285	351,332
CPG International LLC
5.08% (3 Month USD LIBOR + 375 bps) due 05/05/24	348,250	350,427
Hardware Holdings LLC
7.83% (3 Month USD LIBOR + 650 bps) due 03/30/20	291,375	282,634
RING Container Technologies Group LLC
2.75% (3 Month USD LIBOR + 275 bps) due 09/28/24[13]	275,000	275,688
DAE Aviation
4.99% (1 Month USD LIBOR + 375 bps) due 07/07/22	249,364	251,129
ProAmpac PG Borrower LLC
5.28% ((1 Month USD LIBOR + 400 bps) and (3 Month USD LIBOR + 800 bps)) due 11/20/23[12]	248,875	250,898
Dimora Brands, Inc.
5.24% (3 Month USD LIBOR + 400 bps) due 08/24/24	250,000	250,625
Hanjin International Corp.
2.50% (3 Month USD LIBOR + 95 bps) due 09/20/20	250,000	250,000
Resource Label Group LLC
9.83% (3 Month USD LIBOR + 850 bps) due 11/26/23	250,000	249,063
Diversitech Holdings, Inc.
8.84% (1 Month USD LIBOR + 750 bps) due 06/02/25	200,000	201,500
Arctic Long Carriers
5.74% (1 Month USD LIBOR + 450 bps) due 05/18/23	199,500	200,873
Imagine Print Solutions LLC
6.09% (3 Month USD LIBOR + 475 bps) due 06/21/22	199,000	199,000
ICSH Parent, Inc.
5.32% (3 Month USD LIBOR + 400 bps) due 04/29/24	178,682	179,576
Wrangler Buyer Corp.
3.00% (3 Month USD LIBOR + 300 bps) due 09/27/24[13]	175,000	175,802
ILPEA Parent, Inc.
6.74% (1 Month USD LIBOR + 550 bps) due 03/02/23	173,906	174,341
BWAY Holding Co.
4.48% (1 Month USD LIBOR + 325 bps) due 04/03/24	124,688	124,977
NANA Development Corp.
8.08% (3 Month USD LIBOR + 645 bps) due 03/15/18	4,537	4,446
Total Industrial		5,026,782
Consumer, Non-cyclical - 5.2%
IHC Holding Corp.
8.08% (3 Month LIBOR + 675 bps) due 04/30/21†††,1	524,779	520,075
Reddy Ice Holdings, Inc.
10.81% (3 Month USD LIBOR + 950 bps) due 11/01/19	530,000	496,875
NES Global Talent
6.81% (3 Month USD LIBOR + 550 bps) due 10/03/19	541,627	487,464
Immucor, Inc.
6.24% (1 Month USD LIBOR + 500 bps) due 06/15/21	349,125	353,925
Endo Luxembourg Finance Co.
5.50% (1 Month USD LIBOR + 425 bps) due 04/29/24	349,125	352,180
American Seafoods Group LLC / American Seafoods Finance, Inc.
4.56% ((1 Month USD LIBOR + 325 bps) and (3 Month USD LIBOR + 325 bps)) due 08/21/23[12]	300,000	300,375
CareCore National LLC
5.24% (1 Month USD LIBOR + 400 bps) due 03/05/21	290,506	293,411
Equian LLC
5.07% (3 Month USD LIBOR + 375 bps) due 05/20/24	190,699	193,082
5.06% (3 Month USD LIBOR + 375 bps) due 05/20/24	58,824	59,559
Project Ruby Ultimate Parent Corp.
4.99% (1 Month USD LIBOR + 375 bps) due 02/09/24	248,580	249,823

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,9 - 23.4% (continued)
Consumer, Non-cyclical - 5.2% (continued)
CTI Foods Holding Co. LLC
8.49% (1 Month USD LIBOR + 725 bps) due 06/28/21	300,000	$240,375
Refresco Group N.V.
2.75% (3 Month USD LIBOR + 275 bps) due 09/26/24[13]	200,000	200,500
Arctic Glacier Group Holdings, Inc.
5.49% (1 Month USD LIBOR + 425 bps) due 03/20/24	199,000	199,995
JBS USA Lux SA
3.80% (3 Month USD LIBOR + 250 bps) due 10/30/22	199,500	197,006
Authentic Brands
4.50% (3 Month USD LIBOR + 350 bps) due 09/27/24	175,000	175,438
Avantor, Inc.
5.00% (3 Month USD LIBOR + 400 bps) due 09/20/24	150,000	150,407
Sterigenics-Norion Holdings
4.24% (1 Month USD LIBOR + 300 bps) due 05/15/22	149,250	149,250
Surgery Center Holdings, Inc.
4.49% (1 Month USD LIBOR + 325 bps) due 09/02/24	150,000	148,688
Give and Go Prepared Foods Corp.
5.56% (3 Month USD LIBOR + 425 bps) due 07/29/23	130,000	131,625
Total Consumer, Non-cyclical		4,900,053
Consumer, Cyclical - 3.9%
Mavis Tire
6.49% (1 Month LIBOR + 525 bps) due 11/02/20†††,1	490,000	485,740
Acosta, Inc.
4.43% ((1 Month USD LIBOR + 325 bps) and (3 Month USD LIBOR + 325 bps)) due 09/26/19†††,1,12	311,111	294,630
4.48% (1 Month USD LIBOR + 325 bps) due 09/26/19†††,	200,000	189,405
Sears Holdings Corp.
5.74% (1 Month USD LIBOR + 450 bps) due 06/30/18	366,932	361,886
Leslie's Poolmart, Inc.
5.06% (3 Month USD LIBOR + 375 bps) due 08/16/23	347,368	347,243
Equinox Holdings, Inc.
4.49% (1 Month USD LIBOR + 325 bps) due 03/08/24	299,250	300,247
BBB Industries, LLC
5.74% (1 Month USD LIBOR + 450 bps) due 11/03/21	292,412	295,336
Navistar Inc.
5.24% (1 Month USD LIBOR + 400 bps) due 08/07/20	245,625	246,750
Truck Hero, Inc.
5.33% (3 Month USD LIBOR + 400 bps) due 04/22/24	225,000	224,624
Blue Nile, Inc.
7.83% (3 Month USD LIBOR + 650 bps) due 02/17/23	222,188	221,077
Amaya Holdings B.V.
4.83% (3 Month USD LIBOR + 350 bps) due 08/01/21	197,975	198,470
Belk, Inc.
6.05% (3 Month USD LIBOR + 475 bps) due 12/12/22	228,489	191,099
Fitness International LLC
7.50% (Commercial Prime Lending Rate + 325 bps) due 07/01/20	172,948	173,751
Landry's, Inc.
4.00% (3 Month USD LIBOR + 325 bps) due 10/04/23[13]	150,000	150,750
Total Consumer, Cyclical		3,681,008
Technology - 3.5%
Masergy Holdings, Inc.
5.08% (3 Month USD LIBOR + 375 bps) due 12/15/23	471,438	473,006
Cypress Intermediate Holdings III, Inc.
4.24% (1 Month USD LIBOR + 300 bps) due 04/29/24	399,000	398,202
Project Alpha (Qlik)
4.81% (3 Month USD LIBOR + 350 bps) due 04/26/24	395,013	385,137
Oberthur Technologies of America Corp.
5.08% (3 Month USD LIBOR + 375 bps) due 01/10/24	387,651	375,537
AVSC Holding Corp.
4.79% ((2 Month USD LIBOR + 350 bps) and (3 Month USD LIBOR + 350 bps)) due 04/29/24[12]	350,000	351,313
TIBCO Software, Inc.
4.74% (1 Month USD LIBOR + 350 bps) due 12/04/20	345,739	346,604
Planview, Inc.
6.49% (1 Month LIBOR + 525 bps) due 01/27/23†††,1	349,125	344,493
Kronos, Inc.
4.81% (3 Month USD LIBOR + 350 bps) due 11/01/23	248,128	249,436
EIG Investors Corp.
5.32% (3 Month USD LIBOR + 400 bps) due 02/09/23	202,691	204,609
Advanced Computer Software
10.81% (3 Month USD LIBOR + 950 bps) due 01/31/23	200,000	184,834

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,9 - 23.4% (continued)
Technology - 3.5% (continued)
Aspect Software, Inc.
11.24% (1 Month USD LIBOR + 1000 bps) due 05/25/20[2]	14,463	$14,228
Total Technology		3,327,399
Financial - 2.1%
National Financial Partners Corp.
4.74% (3 Month USD LIBOR + 350 bps) due 01/08/24	607,500	611,296
Misys Ltd.
4.82% (3 Month USD LIBOR + 350 bps) due 06/13/24	550,000	552,261
York Risk Services
4.99% (1 Month USD LIBOR + 375 bps) due 10/01/21	369,524	362,688
Acrisure LLC
6.27% (2 Month USD LIBOR + 500 bps) due 11/22/23	240,645	243,252
Vantiv LLC
2.00% (3 Month USD LIBOR + 200 bps) due 09/06/24[13]	175,692	175,692
Total Financial		1,945,189
Communications - 1.9%
Anaren, Inc.
9.58% (3 Month USD LIBOR + 825 bps) due 08/18/21	500,000	495,000
Cengage Learning Acquisitions, Inc.
5.49% (1 Month USD LIBOR + 425 bps) due 06/07/23	489,347	450,111
GTT Communications, Inc.
4.50% (1 Month USD LIBOR + 325 bps) due 01/09/24	397,000	398,489
Mcgraw-Hill Global Education Holdings LLC
5.24% (1 Month USD LIBOR + 400 bps) due 05/04/22	249,369	244,603
Neustar, Inc.
5.06% (3 Month USD LIBOR + 375 bps) due 08/08/24	175,000	176,239
Total Communications		1,764,442
Utilities - 1.0%
Invenergy Thermal Operating I, LLC
6.83% (3 Month USD LIBOR + 550 bps) due 10/19/22	367,149	348,791
Viva Alamo LLC
5.57% (3 Month USD LIBOR + 425 bps) due 02/22/21	346,415	329,094
Exgen Texas Power LLC
6.08% (3 Month LIBOR + 475 bps) due 09/18/21	400,916	248,568
Total Utilities		926,453
Energy - 0.4%
Moss Creek Resources LLC
9.50% (1 Month USD LIBOR + 800 bps) due 04/07/22†††,1	388,889	384,028
Basic Materials - 0.2%
ASP Chromaflo Dutch I B.V.
5.24% (1 Month USD LIBOR + 400 bps) due 11/20/23	112,208	112,628
ASP Chromaflo Intermediate Holdings, Inc.
5.24% (1 Month USD LIBOR + 400 bps) due 11/20/23	86,292	86,616
Total Basic Materials		199,244
Total Senior Floating Rate Interests
(Cost $22,210,635)		22,154,598
Total Investments - 109.2%
(Cost $105,425,872)		$103,601,803
Other Assets & Liabilities, net - (9.2)%		(8,765,958)
Total Net Assets - 100.0%		$94,835,845

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at September 30, 2017	Net Unrealized Appreciation/ Depreciation
Bank of America	(891,000)	EUR	10/12/17	$1,067,825	$1,053,665	$14,160
Barclays	(604,000)	CAD	10/12/17	497,511	484,104	13,407
J.P. Morgan	(199,000)	EUR	10/12/17	238,830	235,330	3,500
Barclays	(690,000)	GBP	10/12/17	909,749	924,751	(15,002)
						$16,065

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Security was fair valued by the Valuation Committee at September 30, 2017. The total market value of fair valued securities amounts to $3,516,633, (cost $4,095,803) or 3.7% of total net assets.
[2]	Affiliated issuer.
[3]	Rate indicated is the 7 day yield as of September 30, 2017.
[4]	All or a portion of this security is pledged as reverse repurchase agreement collateral at September 30, 2017.

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

[5]
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $45,774,767 (cost $44,487,784), or 48.3% of total net assets.

[6]	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
[7]	Security is in default of interest and/or principal obligations.
[8]
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $17,373 (cost $111,437), or 0.0% of total net assets. See Note 6.

[9]	Variable rate security. Rate indicated is rate effective at September 30, 2017.
[10]	Perpetual maturity.
[11]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[12]	The effective rate shown is based on a weighted average of the underlying reference rates and spread amounts listed.
[13]	This position was unsettled at period end. The underlying reference rate will not be applied to the effective rate until settlement occurs.

plc	Public Limited Company
LIBOR	London Interbank Offered Rate

CAD — Canadian Dollar
EUR — Euro
GBP — British Pound
See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$379,505	$—	$16,329	$—	$376,158	$771,992
Corporate Bonds	—	—	75,368,471	—	1,123,550	76,492,021
Exchange-Traded Funds	983,382	—	—	—	—	983,382
Forward Foreign Currency Exchange Contracts	—	—	—	31,067	—	31,067
Money Market Fund	3,159,451	—	—	—	—	3,159,451
Preferred Stocks	—	—	25,755	—	—	25,755
Senior Floating Rate Interests	—	—	19,936,227	—	2,218,371	22,154,598
Warrants	—	—	14,604	—	—	14,604
Total Assets	$4,522,338	$—	$95,361,386	$31,067	$3,718,079	$103,632,870

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Forward Foreign Currency Exchange Contracts	$—	$—	$—	$15,002	$—	$15,002
Unfunded Loan Commitments	—	—	215,685	—	—	215,685
Total Liabilities	$—	$—	$215,685	$15,002	$—	$230,687

*	Other financial instruments include forward foreign currency exchange contracts which are reported as unrealized gain/loss at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Level 3	Valuation Technique	Unobservable Inputs	Input Values
Common Stocks	$364,116	Enterprise Value	Valuation Multiple	9.1x
Common Stocks	12,042	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote
Corporate Bonds	1,123,550	Model Price	Market Comparable Yields	9.0%
Senior Floating Rate Interests	1,834,343	Model Price	Purchase Price
Senior Floating Rate Interests	384,028	Model Price	Trade Price
Total	$3,718,079

Any remaining Level 3 securities held by the Funds and excluded from the tables above, were not considered material to the Fund.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

As of September 30, 2017, the Fund had securities with a total value of $189,405 transfer into Level 3 from Level 2 and securities with a total value of $498,319 transfer out of Level 3 into Level 2 due to changes in the securities valuation method. There were no other securities that transferred between levels.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets and liabilities for which significant unobservable inputs were used to determine fair value for the period ended September 30, 2017:

LEVEL 3 - Fair value measurement using significant unobservable inputs

Assets					Liabilities
	Common Stocks	Corporate Bonds	Senior Floating Rate Interests	Total Assets	Unfunded Loan Commitments
Beginning Balance	$541,378	$1,123,550	$3,020,265	$4,685,193	$(275,720)
Purchases/Fundings	-	-	212,667	$212,667	52,000
Sales, maturities and paydowns/Receipts	-	-	(923,511)	$(923,511)	-
Total realized gains or losses included in earnings	(567,853)	(77)	(3,025)	$(570,955)	48,600
Total change in unrealized gains or losses included in earnings	402,633	77	5,204	$407,914	(40,565)
Transfers into Level 3	-	-	189,405	$189,405	-
Transfers out of Level 3	-	-	(282,634)	$(282,634)	215,685
Ending Balance	$376,158	$1,123,550	$2,218,371	$3,718,079	$-
Net Change in unrealized appreciation (depreciation) for investments in securities still held at September 30, 2017	$(165,107)	$(876)	$15,331	$(150,652)	$-

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2016, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000089180416001923/gug65857-ncsr.htm.

Transactions during the period ended September 30, 2017, in which the portfolio company is an "affiliated person", were as follows:
Security Name	Value 12/31/16	Additions	Reductions	Corporate Actions	Realized Gain (Loss)	Change in Unrealized	Value 09/30/17	Shares 09/30/17	Investment Income
Aspect Software Parent, Inc.	$–	$18,336	$–	$233,566	$(9)	$(558,441)	$364,116	35,351	$–
Aspect Software, Inc.	–	–	(280)	(233,566)	73	(235)	14,228	14,463	1,248
	$–	$18,336	$(280)	–	$64	$(558,676)	$378,344	–	$1,248

Series Q (Small Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 97.5%
Financial - 38.5%
Wintrust Financial Corp.	23,644	$1,851,561
Cathay General Bancorp	43,188	1,736,157
Berkshire Hills Bancorp, Inc.	40,563	1,571,816
Fulton Financial Corp.	83,819	1,571,605
First Citizens BancShares, Inc. — Class A	3,395	1,269,357
BancorpSouth, Inc.	37,653	1,206,779
Umpqua Holdings Corp.	60,085	1,172,258
Hanmi Financial Corp.	36,164	1,119,276
TriCo Bancshares	26,062	1,062,027
Radian Group, Inc.	56,743	1,060,527
Trustmark Corp.	31,926	1,057,389
Beneficial Bancorp, Inc.	61,603	1,022,610
Argo Group International Holdings Ltd.	16,577	1,019,486
Forestar Group, Inc.*,††	57,436	1,003,981
Investors Bancorp, Inc.	72,270	985,763
Horace Mann Educators Corp.	24,929	980,956
Redwood Trust, Inc. REIT	59,391	967,480
Federal Agricultural Mortgage Corp. — Class C	13,178	958,567
Valley National Bancorp	76,261	918,945
Hersha Hospitality Trust REIT	44,987	839,907
Old National Bancorp	44,259	809,940
1st Source Corp.	15,590	791,972
RLJ Lodging Trust REIT	34,535	759,770
Flagstar Bancorp, Inc.*	21,385	758,740
MBIA, Inc.*	86,189	749,844
Navigators Group, Inc.	12,574	733,693
iStar, Inc. REIT*	61,544	726,219
Cousins Properties, Inc. REIT	70,595	659,357
Hancock Holding Co.	13,391	648,794
Capital Bank Financial Corp. — Class A	14,595	599,125
Sunstone Hotel Investors, Inc. REIT	36,027	578,954
Lexington Realty Trust REIT	54,490	556,888
MB Financial, Inc.	12,239	551,000
Summit Hotel Properties, Inc. REIT	33,928	542,509
LaSalle Hotel Properties REIT	18,258	529,847
IBERIABANK Corp.	6,424	527,732
Genworth Financial, Inc. — Class A*	133,112	512,481
Equity Commonwealth REIT*	15,165	461,016
Hanover Insurance Group, Inc.	4,716	457,122
Hilltop Holdings, Inc.	16,818	437,268
Washington Federal, Inc.	11,976	402,992
Stifel Financial Corp.	7,447	398,117
Tier REIT, Inc. REIT	20,491	395,476
Sterling Bancorp	13,443	331,370
ARMOUR Residential REIT, Inc. REIT	10,879	292,645
Invesco Mortgage Capital, Inc. REIT	16,835	288,384
Total Financial		37,877,702
Industrial - 13.7%
Methode Electronics, Inc.	25,662	1,086,785
Louisiana-Pacific Corp.*	36,111	977,886
Sanmina Corp.*	25,838	959,882
Werner Enterprises, Inc.	25,376	927,492
Plexus Corp.*	16,317	915,057
GATX Corp.	13,553	834,322
Marten Transport Ltd.	39,576	813,287
TriMas Corp.*	29,013	783,351
Summit Materials, Inc. — Class A*	23,037	737,875
Argan, Inc.	9,946	668,869
Worthington Industries, Inc.	13,539	622,794
Crane Co.	7,542	603,285
GasLog Ltd.	32,163	561,244
Esterline Technologies Corp.*	6,185	557,578
Trinseo S.A.	7,972	534,921
ITT, Inc.	11,807	522,696
Greenbrier Companies, Inc.	10,038	483,330
Apogee Enterprises, Inc.	9,433	455,237
Scorpio Tankers, Inc.	113,782	390,272
Rand Logistics, Inc.*	119,809	38,519
Total Industrial		13,474,682
Consumer, Non-cyclical - 10.7%
Sanderson Farms, Inc.	10,607	1,713,242
Premier, Inc. — Class A*	26,870	875,156
Lannett Company, Inc.*	46,372	855,563
AMN Healthcare Services, Inc.*	18,281	835,442
Dean Foods Co.	70,077	762,438
Fresh Del Monte Produce, Inc.	16,766	762,182
Molina Healthcare, Inc.*	9,911	681,481
HealthSouth Corp.	14,520	673,002
Emergent BioSolutions, Inc.*	14,020	567,109
Carriage Services, Inc. — Class A	21,530	551,168
AMAG Pharmaceuticals, Inc.*	26,186	483,132
Navigant Consulting, Inc.*	28,245	477,905
Community Health Systems, Inc.*	60,830	467,174
FTI Consulting, Inc.*	12,341	437,859
Universal Corp.	6,932	397,204
Total Consumer, Non-cyclical		10,540,057
Consumer, Cyclical - 9.8%
UniFirst Corp.	10,367	1,570,601
Wabash National Corp.	52,429	1,196,430
International Speedway Corp. — Class A	28,170	1,014,120
Cooper Tire & Rubber Co.	26,823	1,003,180
Hawaiian Holdings, Inc.*	21,041	790,090
Meritage Homes Corp.*	14,802	657,208
Unifi, Inc.*	16,961	604,321
Asbury Automotive Group, Inc.*	8,724	533,035
Tenneco, Inc.	8,007	485,785
Century Communities, Inc.*	19,175	473,623
La-Z-Boy, Inc.	14,764	397,152
Caleres, Inc.	10,184	310,816
Deckers Outdoor Corp.*	3,837	262,489
DSW, Inc. — Class A	9,988	214,542
Genesco, Inc.*	4,519	120,205
Total Consumer, Cyclical		9,633,597
Utilities - 9.3%
Avista Corp.	38,357	1,985,741
Portland General Electric Co.	35,609	1,625,195
Spire, Inc.	19,285	1,439,626
Black Hills Corp.	17,849	1,229,261
ONE Gas, Inc.	10,744	791,188

Series Q (Small Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 97.5% (continued)
Utilities - 9.3% (continued)
Calpine Corp.*	49,761	$733,975
ALLETE, Inc.	6,984	539,793
Southwest Gas Holdings, Inc.	5,057	392,524
PNM Resources, Inc.	9,206	371,002
Total Utilities		9,108,305
Communications - 5.7%
Bankrate, Inc.*	90,259	1,259,113
Viavi Solutions, Inc.*	128,107	1,211,892
Ciena Corp.*	31,730	697,108
Infinera Corp.*	59,673	529,300
NeoPhotonics Corp.*	84,384	469,175
Scholastic Corp.	12,352	459,494
InterDigital, Inc.	5,809	428,414
Finisar Corp.*	17,505	388,086
Time, Inc.	14,200	191,700
Total Communications		5,634,282
Energy - 4.9%
Rowan Companies plc — Class A*	88,728	1,140,154
Oasis Petroleum, Inc.*	94,957	866,008
Laredo Petroleum, Inc.*	55,839	721,998
Delek US Holdings, Inc.	21,535	575,631
Oceaneering International, Inc.	19,370	508,850
MRC Global, Inc.*	26,118	456,804
Gulfport Energy Corp.*	24,623	353,094
Jones Energy, Inc. — Class A*	96,604	185,480
Total Energy		4,808,019
Basic Materials - 2.5%
Kaiser Aluminum Corp.	12,056	1,243,457
Olin Corp.	18,225	624,206
Reliance Steel & Aluminum Co.	7,979	607,760
Total Basic Materials		2,475,423
Technology - 2.4%
Photronics, Inc.*	65,632	580,843
Cray, Inc.*	26,117	507,976
MicroStrategy, Inc. — Class A*	3,902	498,324
ManTech International Corp. — Class A	10,317	455,496
InnerWorkings, Inc.*	27,332	307,485
Total Technology		2,350,124
Total Common Stocks
(Cost $81,815,919)		95,902,191

CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Preferred Stock - 0.0%
Thermoenergy Corp. due *,1,2	116,667	1
Total Convertible Preferred Stocks
(Cost $111,410)		1

EXCHANGE-TRADED FUNDS† - 1.0%
iShares Russell 2000 Value ETF	8,294	1,029,451
Total Exchange-Traded Funds
(Cost $986,112)		1,029,451

MONEY MARKET FUND† - 1.4%
Dreyfus Treasury Securities Cash Management Fund - Institutional Class 0.90%[3]	1,330,822	1,330,822
Total Money Market Fund
(Cost $1,330,822)		1,330,822
Total Investments - 99.9%
(Cost $84,244,263)		$98,262,465
Other Assets & Liabilities, net - 0.1%		50,681
Total Net Assets - 100.0%		$98,313,145

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Security was fair valued by the Valuation Committee at September 30, 2017. The total market value of fair valued securities amounts to $1, (cost $111,410) or 0.0% of total net assets.
[2]
PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.

[3]	Rate indicated is the 7 day yield as of September 30, 2017.

plc	Public Limited Company
REIT	Real Estate Investment Trust

See Sector Classification in Other Information section.

Series Q (Small Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

The following table summarizes the inputs used to value the Fund's investments at September 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$94,898,210	$1,003,981	$—	$95,902,191
Convertible Preferred Stocks	—	—	1	1
Exchanged Traded Funds	$1,029,451	$—	$—	$1,029,451
Money Market Fund	1,330,822	—	—	1,330,822
Total Assets	$97,258,483	$1,003,981	$1	$98,262,465

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2017, there were $319,559 transfered between levels.

Series V (Mid Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 97.0%
Financial - 29.1%
Zions Bancorporation	120,024	$5,662,731
KeyCorp	283,490	5,335,282
Wintrust Financial Corp.	59,683	4,673,776
Huntington Bancshares, Inc.	276,053	3,853,700
Unum Group	71,036	3,632,071
E*TRADE Financial Corp.*	80,819	3,524,517
First American Financial Corp.	66,819	3,338,945
Radian Group, Inc.	166,959	3,120,464
Equity Commonwealth REIT*	97,299	2,957,890
EastGroup Properties, Inc. REIT	29,454	2,595,486
Alexandria Real Estate Equities, Inc. REIT	21,150	2,516,216
Prosperity Bancshares, Inc.	33,197	2,182,039
Alleghany Corp.*	3,835	2,124,628
Howard Hughes Corp.*	17,500	2,063,775
Sun Communities, Inc. REIT	22,583	1,934,911
Cousins Properties, Inc. REIT	205,223	1,916,783
IBERIABANK Corp.	22,009	1,808,039
National Storage Affiliates Trust REIT	59,234	1,435,832
Redwood Trust, Inc. REIT	84,906	1,383,119
Lexington Realty Trust REIT	135,179	1,381,529
Customers Bancorp, Inc.*	39,963	1,303,593
Camden Property Trust REIT	13,652	1,248,475
Umpqua Holdings Corp.	62,506	1,219,492
Piedmont Office Realty Trust, Inc. — Class A REIT	60,325	1,216,152
LaSalle Hotel Properties REIT	41,035	1,190,836
DCT Industrial Trust, Inc. REIT	20,357	1,179,077
First Industrial Realty Trust, Inc. REIT	38,670	1,163,580
Popular, Inc.	31,456	1,130,529
CoreCivic, Inc. REIT	36,363	973,438
Federal Agricultural Mortgage Corp. — Class C	12,634	918,997
Physicians Realty Trust REIT	31,994	567,254
Total Financial		69,553,156
Industrial - 17.2%
WestRock Co.	86,224	4,891,487
Carlisle Companies, Inc.	36,807	3,691,374
Crane Co.	39,225	3,137,608
Covenant Transportation Group, Inc. — Class A*	104,272	3,021,803
Harris Corp.	19,530	2,571,710
Celadon Group, Inc.	350,970	2,369,048
Oshkosh Corp.	26,165	2,159,659
Scorpio Tankers, Inc.	564,402	1,935,899
FLIR Systems, Inc.	46,612	1,813,673
Kirby Corp.*	27,076	1,785,662
Owens-Illinois, Inc.*	60,899	1,532,219
Gentex Corp.	66,420	1,315,116
ITT, Inc.	29,325	1,298,218
Valmont Industries, Inc.	8,100	1,280,610
Dycom Industries, Inc.*	14,791	1,270,251
Crown Holdings, Inc.*	20,250	1,209,330
Golar LNG Ltd.	53,089	1,200,342
US Concrete, Inc.*	15,159	1,156,632
Fabrinet*	30,841	1,142,967
GasLog Ltd.	54,253	946,715
American Outdoor Brands Corp.*	49,960	761,890
TriMas Corp.*	26,107	704,889
Total Industrial		41,197,102
Consumer, Cyclical - 11.1%
UniFirst Corp.	24,785	3,754,928
PVH Corp.	29,633	3,735,535
DR Horton, Inc.	90,743	3,623,368
American Eagle Outfitters, Inc.	200,392	2,865,606
Goodyear Tire & Rubber Co.	59,964	1,993,803
Caleres, Inc.	53,933	1,646,035
Deckers Outdoor Corp.*	21,616	1,478,750
GMS, Inc.*	39,894	1,412,248
PACCAR, Inc.	18,973	1,372,507
CalAtlantic Group, Inc.	34,661	1,269,632
Unifi, Inc.*	30,757	1,095,872
JetBlue Airways Corp.*	59,103	1,095,179
Penske Automotive Group, Inc.	13,314	633,347
Asbury Automotive Group, Inc.*	10,122	618,454
Total Consumer, Cyclical		26,595,264
Consumer, Non-cyclical - 10.8%
Emergent BioSolutions, Inc.*	92,592	3,745,347
Perrigo Company plc	34,628	2,931,261
Bunge Ltd.	33,070	2,297,042
Hormel Foods Corp.	67,404	2,166,365
Myriad Genetics, Inc.*	53,574	1,938,307
Dermira, Inc.*	67,614	1,825,578
Premier, Inc. — Class A*	55,293	1,800,893
Sanderson Farms, Inc.	11,037	1,782,696
Acadia Healthcare Company, Inc.*	32,923	1,572,402
Eagle Pharmaceuticals, Inc.*	24,488	1,460,464
HealthSouth Corp.	30,057	1,393,142
Fresh Del Monte Produce, Inc.	22,404	1,018,486
ACCO Brands Corp.*	64,326	765,479
SP Plus Corp.*	15,620	616,990
Quest Diagnostics, Inc.	6,409	600,139
Total Consumer, Non-cyclical		25,914,591
Utilities - 10.2%
OGE Energy Corp.	110,141	3,968,381
Ameren Corp.	52,979	3,064,305
Avista Corp.	57,557	2,979,726
Portland General Electric Co.	57,094	2,605,770
Black Hills Corp.	34,927	2,405,422
Pinnacle West Capital Corp.	28,096	2,375,798
UGI Corp.	41,401	1,940,051
Calpine Corp.*	125,363	1,849,104
AES Corp.	161,810	1,783,146
ONE Gas, Inc.	20,367	1,499,826
Total Utilities		24,471,529
Energy - 6.3%
Rowan Companies plc — Class A*	211,655	2,719,767
Andeavor	23,298	2,403,189
Marathon Oil Corp.	156,455	2,121,530
Whiting Petroleum Corp.*	328,288	1,792,452
Oasis Petroleum, Inc.*	189,551	1,728,705
Hess Corp.	28,152	1,320,047
Range Resources Corp.	59,745	1,169,210
MRC Global, Inc.*	38,223	668,520

Series V (Mid Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 97.0% (continued)
Energy - 6.3% (continued)
WildHorse Resource Development Corp.*	49,251	$656,023
Gulfport Energy Corp.*	40,709	583,767
HydroGen Corp.*,†††,1,2	672,346	1
Total Energy		15,163,211
Communications - 4.8%
Scripps Networks Interactive, Inc. — Class A	34,514	2,964,407
Infinera Corp.*	239,631	2,125,527
Ciena Corp.*	74,305	1,632,481
Viavi Solutions, Inc.*	163,328	1,545,083
Finisar Corp.*	68,892	1,527,336
Time, Inc.	83,655	1,129,343
Oclaro, Inc.*	73,342	632,941
Total Communications		11,557,118
Technology - 3.8%
CSRA, Inc.	75,971	2,451,584
Qorvo, Inc.*	28,838	2,038,270
Cray, Inc.*	98,287	1,911,682
Maxwell Technologies, Inc.*	269,895	1,384,561
Cirrus Logic, Inc.*	23,012	1,227,000
Total Technology		9,013,097
Basic Materials - 3.7%
Nucor Corp.	51,266	2,872,946
Reliance Steel & Aluminum Co.	29,757	2,266,591
Westlake Chemical Corp.	21,690	1,802,222
Olin Corp.	36,958	1,265,812
United States Steel Corp.	26,162	671,317
Total Basic Materials		8,878,888
Total Common Stocks
(Cost $197,809,962)		232,343,956

CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Convertible Preferred Stock - 0.0%
Thermoenergy Corp.*,1,3	308,333	3
Total Convertible Preferred Stocks
(Cost $294,438)		3

MONEY MARKET FUND† - 2.9%
Dreyfus Treasury Securities Cash Management Fund - Institutional Class 0.90%[4]	6,901,016	6,901,016
Total Money Market Fund
(Cost $6,901,016)		6,901,016
Total Investments - 99.9%
(Cost $205,005,416)		$239,244,975
Other Assets & Liabilities, net - 0.1%		156,749
Total Net Assets - 100.0%		$239,401,725

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Security was fair valued by the Valuation Committee at September 30, 2017. The total market value of fair valued securities amounts to $4, (cost $2,866,013) or 0.0% of total net assets.
[2]	Affiliated issuer.
[3]
PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.

[4]	Rate indicated is the 7 day yield as of September 30, 2017.

plc	Public Limited Company
REIT	Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$232,343,955	$—	$1	$232,343,956
Convertible Preferred Stocks	—	—	3	3
Money Market Fund	6,901,016	—	—	6,901,016
Total Assets	$239,244,971	$—	$4	$239,244,975

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2017, there were no transfers between levels.

Series V (Mid Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2016, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000089180416001923/gug65857-ncsr.htm.

Transactions during the period ended September 30, 2017, in which the portfolio company is an "affiliated person", were as follows:

Security Name	Value 12/31/16	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized	Value 9/30/17	Shares 9/30/17	Investment Income
HydroGen Corp.	$1	$–	$–	$–	$1	$1	672,346	$–

Series X (StylePlus—Small Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 21.1%
Consumer, Non-cyclical - 8.6%
HealthSouth Corp.	2,407	$111,564
Catalent, Inc.*	2,681	107,026
Molina Healthcare, Inc.*	1,287	88,494
Deluxe Corp.	1,157	84,414
Travelport Worldwide Ltd.	5,203	81,687
Prestige Brands Holdings, Inc.*	1,621	81,196
Coca-Cola Bottling Company Consolidated	357	77,023
Haemonetics Corp.*	1,691	75,875
Performance Food Group Co.*	2,681	75,737
B&G Foods, Inc.	2,363	75,262
Vector Group Ltd.	3,662	74,961
Integra LifeSciences Holdings Corp.*	1,323	66,785
PRA Health Sciences, Inc.*	850	64,745
Exact Sciences Corp.*	1,348	63,517
Masimo Corp.*	682	59,034
Brink's Co.	697	58,722
Dean Foods Co.	5,219	56,783
Magellan Health, Inc.*	647	55,836
CoStar Group, Inc.*	200	53,650
US Physical Therapy, Inc.	820	50,389
Varex Imaging Corp.*	1,472	49,812
Amedisys, Inc.*	881	49,301
Select Medical Holdings Corp.*	2,379	45,677
Chemed Corp.	226	45,663
Clovis Oncology, Inc.*	552	45,485
Bluebird Bio, Inc.*	325	44,638
On Assignment, Inc.*	822	44,125
NuVasive, Inc.*	793	43,980
Cimpress N.V.*	442	43,166
TrueBlue, Inc.*	1,903	42,722
Cardtronics plc — Class A*	1,768	40,682
Monro, Inc.	717	40,188
Barrett Business Services, Inc.	706	39,910
Insulet Corp.*	716	39,437
Globus Medical, Inc. — Class A*	1,321	39,260
Central Garden & Pet Co. — Class A*	1,032	38,380
USANA Health Sciences, Inc.*	655	37,794
Chefs' Warehouse, Inc.*	1,859	35,879
Capital Senior Living Corp.*	2,856	35,843
Natus Medical, Inc.*	937	35,138
Depomed, Inc.*	5,909	34,213
Inter Parfums, Inc.	819	33,783
Revlon, Inc. — Class A*	1,310	32,161
EVERTEC, Inc.	2,003	31,748
LHC Group, Inc.*	434	30,779
AMN Healthcare Services, Inc.*	664	30,345
HMS Holdings Corp.*	1,522	30,227
Providence Service Corp.*	538	29,095
Great Lakes Dredge & Dock Corp.*	5,986	29,032
Civitas Solutions, Inc.*	1,544	28,487
Nektar Therapeutics*	1,179	28,296
Xencor, Inc.*	1,229	28,169
RR Donnelley & Sons Co.	2,709	27,903
Quad/Graphics, Inc.	1,204	27,222
Amphastar Pharmaceuticals, Inc.*	1,491	26,644
Halozyme Therapeutics, Inc.*	1,483	25,760
Grand Canyon Education, Inc.*	279	25,339
TriNet Group, Inc.*	752	25,282
elf Beauty, Inc.*	1,114	25,121
Avis Budget Group, Inc.*	660	25,120
Triple-S Management Corp. — Class B*	1,057	25,030
John B Sanfilippo & Son, Inc.	367	24,703
Eagle Pharmaceuticals, Inc.*	414	24,691
Meridian Bioscience, Inc.	1,662	23,767
Sarepta Therapeutics, Inc.*	512	23,224
Ultragenyx Pharmaceutical, Inc.*	429	22,849
Matthews International Corp. — Class A	364	22,659
Sotheby's*	488	22,502
Theravance Biopharma, Inc.*	650	22,256
BioSpecifics Technologies Corp.*	472	21,957
Tenet Healthcare Corp.*	1,284	21,096
Incorporated Research Holdings, Inc. — Class A*	395	20,659
Esperion Therapeutics, Inc.*	411	20,599
Portola Pharmaceuticals, Inc.*	380	20,531
ZIOPHARM Oncology, Inc.*	3,268	20,066
Radius Health, Inc.*	502	19,352
Pacira Pharmaceuticals, Inc.*	504	18,925
Aerie Pharmaceuticals, Inc.*	350	17,010
Sage Therapeutics, Inc.*	272	16,946
Total Consumer, Non-cyclical		3,283,328
Industrial - 3.7%
Curtiss-Wright Corp.	866	90,531
Kennametal, Inc.	2,056	82,939
EMCOR Group, Inc.	1,151	79,856
Aerojet Rocketdyne Holdings, Inc.*	2,141	74,956
EnerSys	960	66,404
Hillenbrand, Inc.	1,625	63,131
SYNNEX Corp.	485	61,356
Moog, Inc. — Class A*	690	57,567
Littelfuse, Inc.	266	52,104
Advanced Disposal Services, Inc.*	2,032	51,187
Tech Data Corp.*	561	49,845
OSI Systems, Inc.*	543	49,614
Generac Holdings, Inc.*	1,053	48,364
Tetra Tech, Inc.	1,035	48,179
MasTec, Inc.*	943	43,755
MSA Safety, Inc.	522	41,504
Itron, Inc.*	530	41,049
Universal Forest Products, Inc.	402	39,460
Continental Building Products, Inc.*	1,337	34,762
TTM Technologies, Inc.*	2,203	33,860
Methode Electronics, Inc.	776	32,864
Watts Water Technologies, Inc. — Class A	467	32,316
Tutor Perini Corp.*	1,054	29,934
Louisiana-Pacific Corp.*	1,099	29,761
Dycom Industries, Inc.*	346	29,714
Harsco Corp.*	1,411	29,490

Series X (StylePlus—Small Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 21.1% (continued)
Industrial - 3.7% (continued)
Quanex Building Products Corp.	1,184	$27,173
Matson, Inc.	925	26,067
Hyster-Yale Materials Handling, Inc.	333	25,455
Knight-Swift Transportation Holdings, Inc.*	602	25,013
Advanced Drainage Systems, Inc.	1,123	22,741
Total Industrial		1,420,951
Technology - 3.2%
j2 Global, Inc.	1,379	101,880
Progress Software Corp.	2,531	96,607
Diodes, Inc.*	2,471	73,956
Xperi Corp.	2,342	59,253
Acxiom Corp.*	2,387	58,816
Entegris, Inc.*	1,916	55,277
Verint Systems, Inc.*	1,243	52,020
Diebold Nixdorf, Inc.	2,161	49,378
MAXIMUS, Inc.	757	48,826
Electronics for Imaging, Inc.*	1,106	47,204
MKS Instruments, Inc.	488	46,092
Quality Systems, Inc.*	2,805	44,123
Medidata Solutions, Inc.*	531	41,450
Cirrus Logic, Inc.*	689	36,737
Lumentum Holdings, Inc.*	653	35,491
Syntel, Inc.	1,696	33,326
ACI Worldwide, Inc.*	1,461	33,282
TeleTech Holdings, Inc.	782	32,649
Insight Enterprises, Inc.*	701	32,190
CSG Systems International, Inc.	785	31,479
Sykes Enterprises, Inc.*	1,055	30,764
Unisys Corp.*	3,596	30,566
Inphi Corp.*	726	28,815
Science Applications International Corp.	428	28,612
Synaptics, Inc.*	702	27,504
Amkor Technology, Inc.*	2,532	26,713
Computer Programs & Systems, Inc.	849	25,088
Total Technology		1,208,098
Consumer, Cyclical - 2.8%
Beacon Roofing Supply, Inc.*	1,679	86,049
Cooper-Standard Holdings, Inc.*	643	74,569
Taylor Morrison Home Corp. — Class A*	3,208	70,736
Tenneco, Inc.	1,084	65,766
KB Home	2,343	56,513
Red Rock Resorts, Inc. — Class A	2,268	52,528
GMS, Inc.*	1,466	51,897
MDC Holdings, Inc.	1,560	51,808
Wolverine World Wide, Inc.	1,770	51,064
Hawaiian Holdings, Inc.*	1,268	47,613
BMC Stock Holdings, Inc.*	2,197	46,906
Pinnacle Entertainment, Inc.*	1,811	38,592
Rush Enterprises, Inc. — Class A*	833	38,560
Bloomin' Brands, Inc.	2,144	37,734
Penn National Gaming, Inc.*	1,528	35,740
Tailored Brands, Inc.	2,391	34,526
SeaWorld Entertainment, Inc.*	2,363	30,695
Deckers Outdoor Corp.*	414	28,322
HNI Corp.	666	27,619
Steelcase, Inc. — Class A	1,661	25,579
Brinker International, Inc.	783	24,946
Caesars Entertainment Corp.*	1,868	24,938
DineEquity, Inc.	567	24,370
RH*	293	20,604
Total Consumer, Cyclical		1,047,674
Communications - 2.2%
Shenandoah Telecommunications Co.	2,018	75,069
ORBCOMM, Inc.*	5,916	61,940
InterDigital, Inc.	739	54,501
Cogent Communications Holdings, Inc.	1,107	54,133
Web.com Group, Inc.*	2,112	52,800
Nexstar Media Group, Inc. — Class A	811	50,525
Shutterfly, Inc.*	994	48,189
Boingo Wireless, Inc.*	2,179	46,565
ViaSat, Inc.*	718	46,182
Blucora, Inc.*	1,698	42,959
CalAmp Corp.*	1,845	42,896
Viavi Solutions, Inc.*	4,456	42,154
Proofpoint, Inc.*	446	38,900
Vonage Holdings Corp.*	4,018	32,707
IDT Corp. — Class B	2,284	32,159
Extreme Networks, Inc.*	2,664	31,675
Ciena Corp.*	1,240	27,243
GTT Communications, Inc.*	828	26,206
Endurance International Group Holdings, Inc.*	3,123	25,609
Sinclair Broadcast Group, Inc. — Class A	656	21,025
Total Communications		853,437
Financial - 0.4%
WageWorks, Inc.*	1,018	61,792
Blackhawk Network Holdings, Inc.*	1,181	51,728
Sabra Health Care REIT, Inc.	1,100	24,134
Total Financial		137,654
Diversified - 0.2%
HRG Group, Inc.*	5,712	89,164
Total Common Stocks
(Cost $7,440,264)		8,040,306

MUTUAL FUNDS† - 73.6%
Guggenheim Strategy Fund III[1]	428,860	10,738,644
Guggenheim Variable Insurance Strategy Fund III[1]	354,261	8,891,957
Guggenheim Strategy Fund II1	182,229	4,566,666
Guggenheim Strategy Fund I1	150,694	3,783,930
Total Mutual Funds
(Cost $27,825,501)		27,981,197

Series X (StylePlus—Small Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
MONEY MARKET FUND† - 7.2%
Dreyfus Treasury Securities Cash Management Fund - Institutional Class 0.90%[2]	2,743,471	$2,743,471
Total Money Market Fund
(Cost $2,743,471)		2,743,471
Total Investments - 101.9%
(Cost $38,009,236)		$38,764,974
Other Assets & Liabilities, net - (1.9)%		(729,988)
Total Net Assets - 100.0%		$38,034,986

Futures Contracts
Description	Contracts	Expiration date	Notional Amount	Unrealized Gain
Equity Futures Contracts Purchased†
S&P MidCap 400 Index Mini Futures Contracts	1	Dec 2017	$179,500	$5,651

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Value	Unrealized Gain
OTC Equity Index Swap Agreement††
Deutsche Bank	Russell 2000 Growth Price Return Index	110.61%	At Maturity	10/05/17	32,883	$29,819,367	$2,880,466

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7 day yield as of September 30, 2017.

plc	Public Limited Company
REIT	Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$8,040,306	$—	$—	$—	$—	$8,040,306
Equity Futures Contracts	—	5,651	—	—	—	5,651
Equity Index Swap Agreements	—	—	—	2,880,466	—	2,880,466
Money Market Fund	2,743,471	—	—	—	—	2,743,471
Mutual Funds	27,981,197	—	—	—	—	27,981,197
Total Assets	$38,764,974	$5,651	$—	$2,880,466	$—	$41,651,091

*	Other financial instruments include futures contracts and swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2017, there were no transfers between levels.

Series X (StylePlus—Small Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2016, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000089180416001923/gug65857-ncsr.htm.

Transactions during the period ended September 30, 2017, in which the portfolio company is an "affiliated person", were as follows:

Security Name	Value 12/31/16	Additions	Reductions	Realized Gain	Change in Unrealized	Value 09/30/17	Shares 09/30/17	Investment Income
Guggenheim Strategy Fund I	$4,121,230	$732,736	$(1,087,401)	$7,688	$9,677	$3,783,930	150,694	$52,956
Guggenheim Strategy Fund II	4,470,690	76,120	–	–	19,856	4,566,666	182,229	76,349
Guggenheim Strategy Fund III	8,949,495	1,762,300	–	–	26,849	10,738,644	428,860	202,864
Guggenheim Variable Insurance Strategy Fund III	8,484,186	383,801	–	–	23,970	8,891,957	354,261	184,417
	$26,025,601	$2,954,957	$(1,087,401)	$7,688	$80,352	$27,981,197		$516,586

Series Y (StylePlus—Large Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 16.3%
Consumer, Non-cyclical - 5.8%
UnitedHealth Group, Inc.	812	$159,030
AbbVie, Inc.	1,336	118,716
Gilead Sciences, Inc.	1,388	112,456
Amgen, Inc.	593	110,565
Sysco Corp.	1,825	98,459
Altria Group, Inc.	1,490	94,496
KAR Auction Services, Inc.	1,819	86,840
Merck & Company, Inc.	1,325	84,840
Eli Lilly & Co.	979	83,744
Quintiles IMS Holdings, Inc.*	868	82,521
PepsiCo, Inc.	733	81,678
Cigna Corp.	434	81,132
CoStar Group, Inc.*	300	80,475
United Rentals, Inc.*	579	80,330
Kimberly-Clark Corp.	672	79,081
Sabre Corp.	4,319	78,174
Spectrum Brands Holdings, Inc.	726	76,898
Humana, Inc.	304	74,064
General Mills, Inc.	1,379	71,377
McKesson Corp.	459	70,507
Kroger Co.	3,471	69,628
Kellogg Co.	1,052	65,613
HCA Healthcare, Inc.*	790	62,876
Express Scripts Holding Co.*	979	61,990
Live Nation Entertainment, Inc.*	1,417	61,710
Aetna, Inc.	366	58,198
AmerisourceBergen Corp. — Class A	665	55,029
Western Union Co.	2,740	52,608
CoreLogic, Inc.*	1,085	50,149
WellCare Health Plans, Inc.*	289	49,633
TreeHouse Foods, Inc.*	696	47,140
Centene Corp.*	482	46,643
WEX, Inc.*	413	46,347
Thermo Fisher Scientific, Inc.	200	37,840
Dr Pepper Snapple Group, Inc.	343	30,345
Celgene Corp.*	188	27,414
Becton Dickinson and Co.	117	22,926
Medtronic plc	291	22,631
Coca-Cola Co.	495	22,280
Total Consumer, Non-cyclical		2,696,383
Technology - 3.4%
Apple, Inc.	2,979	459,124
Microsoft Corp.	3,961	295,055
International Business Machines Corp.	902	130,862
NetApp, Inc.	1,744	76,317
Dell Technologies Incorporated Class V — Class V*	903	69,721
First Data Corp. — Class A*	3,465	62,509
Western Digital Corp.	714	61,690
ON Semiconductor Corp.*	3,019	55,761
Broadcom Ltd.	219	53,116
Oracle Corp.	1,066	51,541
NCR Corp.*	1,329	49,864
Fidelity National Information Services, Inc.	501	46,788
Microsemi Corp.*	860	44,273
Applied Materials, Inc.	817	42,558
CSRA, Inc.	1,185	38,240
Black Knight Financial Services, Inc. — Class A*	544	23,419
DXC Technology Co.	233	20,010
Total Technology		1,580,848
Communications - 2.8%
Alphabet, Inc. — Class C*	327	313,628
Amazon.com, Inc.*	236	226,879
Facebook, Inc. — Class A*	1,104	188,640
Verizon Communications, Inc.	2,668	132,039
Comcast Corp. — Class A	3,135	120,635
Omnicom Group, Inc.	1,222	90,513
Netflix, Inc.*	365	66,193
CommScope Holding Company, Inc.*	1,832	60,841
Expedia, Inc.	389	55,993
Interpublic Group of Companies, Inc.	1,334	27,734
Palo Alto Networks, Inc.*	176	25,362
Total Communications		1,308,457
Industrial - 2.2%
Caterpillar, Inc.	1,015	126,581
FedEx Corp.	537	121,135
Waste Management, Inc.	1,258	98,464
Union Pacific Corp.	794	92,080
Ingersoll-Rand plc	1,005	89,616
Cummins, Inc.	529	88,888
Boeing Co.	291	73,975
Deere & Co.	589	73,973
Zebra Technologies Corp. — Class A*	664	72,097
Parker-Hannifin Corp.	398	69,658
General Electric Co.	1,741	42,097
XPO Logistics, Inc.*	456	30,908
3M Co.	114	23,929
Total Industrial		1,003,401
Consumer, Cyclical - 1.6%
CVS Health Corp.	1,319	107,260
Lions Gate Entertainment Corp. — Class A*	2,302	77,002
Walgreens Boots Alliance, Inc.	890	68,726
Southwest Airlines Co.	1,149	64,321
BorgWarner, Inc.	1,251	64,089
Home Depot, Inc.	380	62,153
Lear Corp.	356	61,616
American Airlines Group, Inc.	1,024	48,630
Alaska Air Group, Inc.	590	44,999
Lowe's Companies, Inc.	429	34,294
Whirlpool Corp.	138	25,453
Costco Wholesale Corp.	151	24,808
Liberty Interactive Corporation QVC Group — Class A*	1,008	23,759
Dick's Sporting Goods, Inc.	879	23,742
McDonald's Corp.	140	21,935
Total Consumer, Cyclical		752,787
Financial - 0.4%
Alliance Data Systems Corp.	375	83,081
Visa, Inc. — Class A	485	51,041
Air Lease Corp. — Class A	753	32,093
Mastercard, Inc. — Class A	159	22,451
Total Financial		188,666

Series Y (StylePlus—Large Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 16.3% (continued)
Basic Materials - 0.1%
Praxair, Inc.	175	$24,454
DowDuPont, Inc.	330	22,846
Total Basic Materials		47,300
Total Common Stocks
(Cost $6,838,763)		7,577,842

MUTUAL FUNDS† - 77.1%
Guggenheim Variable Insurance Strategy Fund III[1]	506,509	12,713,386
Guggenheim Strategy Fund III[1]	496,857	12,441,311
Guggenheim Strategy Fund II1	275,307	6,899,197
Guggenheim Strategy Fund I1	151,073	3,793,455
Total Mutual Funds
(Cost $35,652,490)		35,847,349

MONEY MARKET FUND† - 5.9%
Dreyfus Treasury Securities Cash Management Fund - Institutional Class 0.90%[2]	2,720,270	2,720,270
Total Money Market Fund
(Cost $2,720,270)		2,720,270
Total Investments - 99.3%
(Cost $45,211,523)		$46,145,461
Other Assets & Liabilities, net - 0.7%		320,281
Total Net Assets - 100.0%		$46,465,742

Series Y (StylePlus—Large Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

Futures Contracts
Description	Contracts	Expiration date	Notional Amount	Unrealized Gain
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	11	Dec 2017	$1,383,525	$14,037
NASDAQ-100 Index Mini Futures Contracts	5	Dec 2017	598,100	915
			$1,981,625	$14,952

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Value	Unrealized Gain
OTC Equity Index Swap Agreements††
Bank of America Corporation	Russell 1000 Growth Index	1.42%	At Maturity	10/5/17	29,282	$36,839,479	$3,348,551

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7 day yield as of September 30, 2017.

plc	Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$7,577,842	$—	$—	$—	$—	$7,577,842
Equity Futures Contracts	—	14,952	—	—	—	14,952
Equity Index Swap Agreements	—	—	—	3,348,551	—	3,348,551
Money Market Fund	2,720,270	—	—	—	—	2,720,270
Mutual Funds	35,847,349	—	—	—	—	35,847,349
Total Assets	$46,145,461	$14,952	$—	$3,348,551	$—	$49,508,964

*	Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2017, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2016, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at http://www.sec.gov/Archives/edgar/data/1601445/000089180416001923/gug65857-ncsr.htm.

Series Y (StylePlus—Large Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

Transactions during the period ended September 30, 2017, in which the portfolio company is an "affiliated person", were as follows:
Security Name	Value 12/31/16	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized	Value 9/30/17	Shares 9/30/17	Investment Income
Guggenheim Strategy Fund I	$2,098,122	$1,680,494	$–	$–	$14,839	$3,793,455	151,073	$47,478
Guggenheim Strategy Fund II	9,495,528	1,362,906	(3,999,994)	22,747	18,010	6,899,197	275,307	163,543
Guggenheim Strategy Fund III	10,187,301	2,223,617	–	–	30,393	12,441,311	496,857	224,245
Guggenheim Variable Insurance Strategy Fund III	8,472,940	4,210,104	–	–	30,342	12,713,386	506,509	210,477
	$30,253,891	$9,477,121	$(3,999,994)	$22,747	$93,585	$35,847,349	–	$645,743

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 99.8%
Consumer, Non-cyclical - 29.8%
Pfizer, Inc.[1]	5,539	$197,741
Sysco Corp.[1]	3,544	191,200
Deluxe Corp.	2,538	185,173
Kimberly-Clark Corp.	1,284	151,102
HCA Healthcare, Inc.*,1	1,891	150,506
DaVita, Inc.*,1	2,332	138,497
US Foods Holding Corp.*	5,077	135,556
ManpowerGroup, Inc.	1,116	131,487
Express Scripts Holding Co.*,1	2,036	128,920
Tyson Foods, Inc. — Class A1	1,731	121,949
Aetna, Inc.	747	118,780
Humana, Inc.	487	118,648
AbbVie, Inc.[1]	1,259	111,875
Robert Half International, Inc.	2,100	105,714
Quest Diagnostics, Inc.[1]	1,114	104,315
HealthSouth Corp.	1,966	91,124
Ingredion, Inc.	742	89,515
Darling Ingredients, Inc.*	4,588	80,382
Cardinal Health, Inc.	1,102	73,746
Dean Foods Co.	6,571	71,492
Conagra Brands, Inc.[1]	2,022	68,222
Universal Corp.	1,106	63,374
United Natural Foods, Inc.*	1,521	63,258
Zimmer Biomet Holdings, Inc.	540	63,228
AmerisourceBergen Corp. — Class A1	744	61,566
United Rentals, Inc.*	433	60,074
Flowers Foods, Inc.	3,020	56,806
Centene Corp.*	585	56,610
Universal Health Services, Inc. — Class B	508	56,358
MEDNAX, Inc.*	1,194	51,485
SpartanNash Co.	1,952	51,474
United Therapeutics Corp.*	431	50,509
Sabre Corp.	2,613	47,295
Medtronic plc	604	46,973
USANA Health Sciences, Inc.*	814	46,968
Boston Beer Company, Inc. — Class A*	296	46,235
Chemed Corp.	225	45,461
Molina Healthcare, Inc.*	609	41,875
Pilgrim's Pride Corp.*	1,418	40,285
TreeHouse Foods, Inc.*	590	39,961
Laboratory Corporation of America Holdings*	257	38,799
Baxter International, Inc.	593	37,211
Spectrum Brands Holdings, Inc.	345	36,542
Total Consumer, Non-cyclical		3,668,291
Industrial - 14.1%
TE Connectivity Ltd.[1]	1,753	145,603
Energizer Holdings, Inc.	3,054	140,637
Jacobs Engineering Group, Inc.	2,090	121,784
Benchmark Electronics, Inc.*	3,359	114,710
Fluor Corp.	2,626	110,555
Timken Co.	1,927	93,556
Huntington Ingalls Industries, Inc.	404	91,482
Arrow Electronics, Inc.*	903	72,610
Avnet, Inc.	1,836	72,155
Snap-on, Inc.	481	71,674
ITT, Inc.	1,474	65,254
Norfolk Southern Corp.	479	63,343
Plexus Corp.*	1,127	63,202
Vishay Intertechnology, Inc.	3,108	58,430
Crane Co.	717	57,353
USG Corp.*	1,699	55,472
Trinity Industries, Inc.	1,601	51,072
Methode Electronics, Inc.	1,185	50,185
Sanmina Corp.*	1,350	50,153
Oshkosh Corp.	587	48,451
Applied Industrial Technologies, Inc.	710	46,718
Belden, Inc.	508	40,909
Owens-Illinois, Inc.*	1,568	39,451
Total Industrial		1,724,759
Consumer, Cyclical - 13.6%
CVS Health Corp.[1]	2,649	215,418
Walgreens Boots Alliance, Inc.[1]	2,238	172,818
Wal-Mart Stores, Inc.[1]	1,822	142,371
Tailored Brands, Inc.	9,776	141,165
Lear Corp.	567	98,136
Alaska Air Group, Inc.[1]	1,153	87,939
Big Lots, Inc.	1,529	81,909
Southwest Airlines Co.[1]	1,320	73,894
UniFirst Corp.	430	65,145
PACCAR, Inc.	740	53,532
Hawaiian Holdings, Inc.*	1,380	51,819
JetBlue Airways Corp.*	2,738	50,735
Goodyear Tire & Rubber Co.	1,522	50,607
Cooper-Standard Holdings, Inc.*	421	48,823
Brinker International, Inc.	1,458	46,452
Ralph Lauren Corp. — Class A	510	45,028
Nu Skin Enterprises, Inc. — Class A	707	43,466
DineEquity, Inc.	949	40,788
Herman Miller, Inc.	1,116	40,064
CalAtlantic Group, Inc.	1,078	39,487
Dick's Sporting Goods, Inc.	1,392	37,598
American Airlines Group, Inc.	758	35,997
Total Consumer, Cyclical		1,663,191
Technology - 11.8%
International Business Machines Corp.[1]	1,294	187,733
Convergys Corp.	5,261	136,207
HP, Inc.[1]	6,772	135,169
KLA-Tencor Corp.	1,238	131,228
NetApp, Inc.[1]	2,868	125,504
Oracle Corp.[1]	2,099	101,487
Xerox Corp.	2,948	98,139
NCR Corp.*	1,956	73,389
Western Digital Corp.	819	70,762
CACI International, Inc. — Class A*	416	57,970
CSRA, Inc.	1,672	53,955
Cirrus Logic, Inc.*	925	49,321
Seagate Technology plc	1,304	43,254
ON Semiconductor Corp.*	2,281	42,130
Akamai Technologies, Inc.*	802	39,073
Skyworks Solutions, Inc.[1]	381	38,824
CA, Inc.	1,121	37,419

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Technology - 11.8% (continued)
Icad, Inc.*	6,469	$28,593
Total Technology		1,450,157
Utilities - 11.6%
FirstEnergy Corp.[1]	5,556	171,292
Exelon Corp.[1]	4,159	156,670
Ameren Corp.[1]	2,661	153,912
UGI Corp.	3,199	149,905
Hawaiian Electric Industries, Inc.	4,162	138,886
Edison International[1]	1,711	132,038
Portland General Electric Co.	2,600	118,664
National Fuel Gas Co.	2,037	115,315
American Electric Power Company, Inc.[1]	1,206	84,709
Xcel Energy, Inc.[1]	1,509	71,406
AES Corp.	5,173	57,006
Southwest Gas Holdings, Inc.	510	39,586
CMS Energy Corp.	756	35,018
Total Utilities		1,424,407
Financial - 8.9%
Prudential Financial, Inc.[1]	1,795	190,843
Aflac, Inc.[1]	1,864	151,711
Allstate Corp.	1,192	109,557
Lazard Ltd. — Class A	2,166	97,947
Old Republic International Corp.	4,937	97,210
JPMorgan Chase & Co.	882	84,240
CIT Group, Inc.	1,326	65,040
CNO Financial Group, Inc.	2,438	56,903
LaSalle Hotel Properties REIT	1,923	55,806
Franklin Resources, Inc.	1,155	51,409
Bank of New York Mellon Corp.	879	46,605
Hospitality Properties Trust REIT	1,554	44,273
Sabra Health Care REIT, Inc. REIT	1,833	40,216
Irish Bank Resolution Corporation Ltd.*,†††,2	16,638	–
Total Financial		1,091,760
Communications - 6.9%
Verizon Communications, Inc.[1]	3,291	162,872
Juniper Networks, Inc.[1]	4,934	137,313
Iridium Communications, Inc.*	11,218	115,545
ATN International, Inc.	2,037	107,350
F5 Networks, Inc.*	643	77,520
Omnicom Group, Inc.	982	72,737
ARRIS International plc*	1,906	54,302
Viavi Solutions, Inc.*	4,184	39,581
CommScope Holding Company, Inc.*	1,168	38,789
Viacom, Inc. — Class B	1,289	35,886
Total Communications		841,895
Basic Materials - 1.6%
LyondellBasell Industries N.V. — Class A	449	44,473
Mosaic Co.	1,816	39,207
International Paper Co.	685	38,922
Freeport-McMoRan, Inc.*	2,765	38,821
AK Steel Holding Corp.*	6,941	38,800
Total Basic Materials		200,223
Energy - 1.5%
Devon Energy Corp.	2,163	79,404
Anadarko Petroleum Corp.	1,172	57,252
Marathon Oil Corp.	3,395	46,036
Total Energy		182,692
Total Common Stocks
(Cost $11,587,267)		12,247,375

MONEY MARKET FUND† - 4.5%
Goldman Sachs Financial Square Treasury Instruments Fund 0.86%[3]	553,097	553,097
Total Money Market Fund
(Cost $553,097)		553,097
Total Investments - 104.3%
(Cost $12,140,364)		$12,800,472
Other Assets & Liabilities, net - (4.3)%		(528,069)
Total Net Assets - 100.0%		$12,272,403

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Value	Unrealized Gain (Loss)
OTC Equity Index Swap Agreements Sold Short††,4
Morgan Stanley	Alpha Opportunity Portfolio Short Custom Basket Swap[5]	(0.81)%	At Maturity	02/01/19	230,580	$12,588,177	$(755,811)

OTC Equity Index Swap Agreements††,5
Morgan Stanley	Alpha Opportunity Portfolio Long Custom Basket Swap[4]	1.64%	At Maturity	02/01/19	97,900	5,391,025	208,341

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS	September 30, 2017

	Shares	Unrealized Gain (Loss)
CUSTOM BASKET OF LONG SECURITIES[5]
Lam Research Corp.	541	$22,509
Amgen, Inc.	830	21,553
Gilead Sciences, Inc.	1,549	18,548
Cisco Systems, Inc.	5,909	17,033
Teradata Corp.*	3,680	16,755
CenterPoint Energy, Inc.	5,386	16,719
Cigna Corp.	798	15,980
Intel Corp.	4,515	15,260
Corning, Inc.	5,757	15,062
Cummins, Inc.	743	14,301
WellCare Health Plans, Inc.*	568	13,598
Discover Financial Services	2,393	12,478
Reinsurance Group of America, Inc. — Class A	896	11,621
Biogen, Inc.*	273	10,995
Applied Materials, Inc.	1,554	10,779
FedEx Corp.	560	9,452
Wabash National Corp.	3,305	8,658
Michael Kors Holdings Ltd.*	867	8,554
Union Pacific Corp.	1,274	8,414
Principal Financial Group, Inc.	2,367	8,291
McKesson Corp.	472	6,992
Northern Trust Corp.	1,510	6,540
Entergy Corp.	1,459	6,445
WW Grainger, Inc.	538	6,061
Texas Instruments, Inc.	627	5,913
Public Service Enterprise Group, Inc.	1,826	5,457
Travelers Companies, Inc.	1,037	4,562
PG&E Corp.	2,102	3,413
UnitedHealth Group, Inc.	374	3,398
Hartford Financial Services Group, Inc.	486	3,397
Apple, Inc.	224	1,978
Delta Air Lines, Inc.	1,944	1,704
Merck & Company, Inc.	1,444	1,525
Anthem, Inc.	743	923
CoStar Group, Inc.*	93	204
Performance Food Group Co.*	877	72
Catalent, Inc.*	626	38
GoDaddy, Inc. — Class A*	339	(74)
Jabil, Inc.	2,476	(244)
EMCOR Group, Inc.	1,049	(346)
Cloudera, Inc.*	717	(452)
AECOM*	1,276	(498)
Portola Pharmaceuticals, Inc.*	639	(712)
Synchrony Financial	1,787	(1,883)
Consolidated Edison, Inc.	911	(2,007)
Motorola Solutions, Inc.	1,279	(2,030)
Telephone & Data Systems, Inc.	4,225	(4,127)
Western Union Co.	6,156	(4,360)
Archer-Daniels-Midland Co.	3,558	(4,427)
Kroger Co.	3,128	(8,651)
Carlisle Companies, Inc.	1,849	(8,947)
Mylan N.V.*	1,966	(11,788)
Owens & Minor, Inc.	2,037	(13,290)
United Continental Holdings, Inc.*	1,325	(16,323)
InterDigital, Inc.	1,128	(22,106)
Bed Bath & Beyond, Inc.	1,908	(28,682)
Total Custom Basket of Long Securities		204,235

CUSTOM BASKET OF SHORT SECURITIES[4]
Compass Minerals International, Inc.	(2,454)	24,397
NewMarket Corp.	(378)	16,115
Ulta Beauty, Inc.*	(177)	11,115
General Electric Co.	(1,926)	10,484
Sensient Technologies Corp.	(2,154)	9,995
Martin Marietta Materials, Inc.	(431)	9,909
Wabtec Corp.	(571)	9,295
Vulcan Materials Co.	(1,024)	8,886
NIKE, Inc. — Class B	(1,372)	8,849
American Campus Communities, Inc.	(2,044)	8,313
Pool Corp.	(739)	8,206
Dave & Buster's Entertainment, Inc.*	(598)	8,111
Retail Opportunity Investments Corp.	(2,704)	7,632
Education Realty Trust, Inc.	(1,964)	7,419
Charter Communications, Inc. — Class A*	(244)	6,503
Federal Realty Investment Trust	(884)	6,167
Mercury General Corp.	(883)	6,057
Balchem Corp.	(1,053)	5,606
Shake Shack, Inc. — Class A*	(1,270)	5,306
People's United Financial, Inc.	(7,483)	5,289
Toro Co.	(515)	4,469
Realty Income Corp.	(1,116)	3,950
Ultimate Software Group, Inc.*	(232)	3,891
Papa John's International, Inc.	(689)	3,845
Financial Engines, Inc.	(1,133)	3,739
Sun Communities, Inc.	(996)	3,590
RPM International, Inc.	(2,106)	3,261
Starbucks Corp.	(702)	3,260
Acadia Realty Trust	(1,293)	3,149
Yum! Brands, Inc.	(1,015)	2,785
Wendy's Co.	(3,919)	2,583
Axon Enterprise, Inc.*	(1,667)	2,413
Kilroy Realty Corp.	(743)	2,188
Equity LifeStyle Properties, Inc.	(670)	2,053
MarketAxess Holdings, Inc.	(389)	1,853
Dunkin' Brands Group, Inc.	(915)	1,850
Corporate Office Properties Trust	(1,385)	1,812
SPS Commerce, Inc.*	(608)	1,785
Healthcare Trust of America, Inc. — Class A	(2,620)	1,208
Public Storage	(322)	1,199
Atlassian Corporation plc — Class A*	(1,958)	1,079
Cable One, Inc.	(49)	983
Tesla, Inc.*	(160)	904
ANSYS, Inc.*	(497)	692
McCormick & Company, Inc.	(372)	532
Trustmark Corp.	(1,674)	365
CareTrust REIT, Inc.	(1,882)	233
Southern Co.	(1,267)	207
SBA Communications Corp.*	(573)	178
TripAdvisor, Inc.*	(1,133)	155
Valley National Bancorp	(3,375)	132
Rexford Industrial Realty, Inc.	(1,967)	(28)
Healthcare Realty Trust, Inc.	(1,234)	(29)
Mohawk Industries, Inc.*	(246)	(55)
NiSource, Inc.	(2,893)	(102)
Howard Hughes Corp.*	(418)	(228)

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS	September 30, 2017

	Shares	Unrealized Gain (Loss)
CUSTOM BASKET OF SHORT SECURITIES[4] (continued)
Lamb Weston Holdings, Inc.	(814)	$(297)
Madison Square Garden Co. — Class A*	(204)	(495)
Provident Financial Services, Inc.	(1,518)	(671)
Aqua America, Inc.	(1,470)	(684)
Ladder Capital Corp. — Class A	(2,692)	(707)
Bio-Techne Corp.	(466)	(755)
Bank of Hawaii Corp.	(460)	(790)
Amazon.com, Inc.*	(63)	(827)
Workday, Inc. — Class A*	(368)	(1,090)
Air Products & Chemicals, Inc.	(249)	(1,291)
Fulton Financial Corp.	(2,920)	(1,460)
Commerce Bancshares, Inc.	(696)	(1,489)
S&P Global, Inc.	(348)	(1,544)
Terreno Realty Corp.	(1,613)	(1,552)
Washington Federal, Inc.	(1,721)	(1,635)
Douglas Emmett, Inc.	(1,464)	(1,700)
BWX Technologies, Inc.	(684)	(1,886)
EastGroup Properties, Inc.	(811)	(1,924)
WD-40 Co.	(341)	(2,000)
Vail Resorts, Inc.	(314)	(2,037)
First Midwest Bancorp, Inc.	(2,459)	(2,039)
Old National Bancorp	(2,921)	(2,046)
BB&T Corp.	(1,359)	(2,284)
Willis Towers Watson plc	(245)	(2,326)
Alexander & Baldwin, Inc.	(862)	(2,329)
Intercontinental Exchange, Inc.	(733)	(2,377)
Ingevity Corp.*	(642)	(2,638)
KeyCorp	(3,981)	(2,773)
Iron Mountain, Inc.	(1,114)	(2,893)
WABCO Holdings, Inc.*	(266)	(2,917)
ServiceNow, Inc.*	(421)	(3,081)
Ollie's Bargain Outlet Holdings, Inc.*	(978)	(3,101)
CME Group, Inc. — Class A	(321)	(3,185)
Cabot Oil & Gas Corp. — Class A	(2,025)	(3,213)
Avery Dennison Corp.	(656)	(3,269)
Eaton Vance Corp.	(1,667)	(3,287)
Black Hills Corp.	(1,435)	(3,317)
Dominion Energy, Inc.	(1,265)	(3,559)
ABIOMED, Inc.*	(245)	(3,718)
Laredo Petroleum, Inc.*	(3,070)	(3,724)
Bright Horizons Family Solutions, Inc.*	(701)	(4,032)
Texas Roadhouse, Inc. — Class A	(817)	(4,125)
Jack in the Box, Inc.	(768)	(4,178)
Mid-America Apartment Communities, Inc.	(893)	(4,232)
Glacier Bancorp, Inc.	(1,128)	(4,288)
Extra Space Storage, Inc.	(562)	(4,327)
Ross Stores, Inc.	(769)	(4,401)
PTC, Inc.*	(1,140)	(4,663)
Alexandria Real Estate Equities, Inc.	(1,107)	(4,815)
National Instruments Corp.	(1,236)	(4,851)
Domino's Pizza, Inc.	(223)	(4,892)
Bio-Rad Laboratories, Inc. — Class A*	(335)	(4,909)
Priceline Group, Inc.*	(20)	(5,077)
Silicon Laboratories, Inc.*	(666)	(5,095)
BankUnited, Inc.	(1,997)	(5,115)
VF Corp.	(662)	(5,166)
Investors Bancorp, Inc.	(7,908)	(5,249)
Essex Property Trust, Inc.	(344)	(5,276)
Semtech Corp.*	(1,287)	(5,277)
AptarGroup, Inc.	(446)	(5,517)
John Bean Technologies Corp.	(425)	(5,565)
Graco, Inc.	(562)	(5,774)
Spire, Inc.	(1,205)	(5,991)
Red Hat, Inc.*	(478)	(6,056)
WR Grace & Co.	(1,647)	(6,237)
Summit Materials, Inc. — Class A*	(1,676)	(6,315)
EnPro Industries, Inc.	(625)	(6,444)
Century Aluminum Co.*	(3,101)	(6,507)
Neurocrine Biosciences, Inc.*	(704)	(6,574)
CyrusOne, Inc.	(1,210)	(6,605)
Lithia Motors, Inc. — Class A	(371)	(6,724)
Goldman Sachs Group, Inc.	(295)	(6,788)
Woodward, Inc.	(720)	(6,867)
CommVault Systems, Inc.*	(784)	(7,134)
Allegheny Technologies, Inc.*	(3,089)	(7,317)
PayPal Holdings, Inc.*	(1,076)	(7,335)
KBR, Inc.	(2,472)	(7,964)
Trex Company, Inc.*	(499)	(8,098)
O'Reilly Automotive, Inc.*	(456)	(8,142)
AO Smith Corp.	(1,130)	(8,352)
Tyler Technologies, Inc.*	(321)	(8,395)
Monro, Inc.	(808)	(8,462)
Matador Resources Co.*	(1,668)	(8,591)
Medidata Solutions, Inc.*	(792)	(8,791)
First Republic Bank	(1,160)	(8,862)
Cantel Medical Corp.	(479)	(9,101)
Cimarex Energy Co.	(613)	(9,149)
Cousins Properties, Inc.	(10,218)	(9,251)
Rollins, Inc.	(2,363)	(9,300)
Crown Castle International Corp.	(886)	(9,562)
American Tower Corp. — Class A	(613)	(9,927)
Cognex Corp.	(553)	(10,050)
Ecolab, Inc.	(1,399)	(10,146)
McDonald's Corp.	(786)	(10,548)
Five Below, Inc.*	(747)	(10,550)
Trimble, Inc.*	(1,106)	(10,651)
Scotts Miracle-Gro Co. — Class A	(1,892)	(10,817)
Ligand Pharmaceuticals, Inc. — Class B*	(363)	(10,927)
Moody's Corp.	(532)	(10,936)
Mercury Systems, Inc.*	(867)	(11,106)
CF Industries Holdings, Inc.	(1,451)	(11,599)
First Industrial Realty Trust, Inc.	(2,572)	(11,856)
Monolithic Power Systems, Inc.	(944)	(11,884)
Deltic Timber Corp.	(915)	(12,098)
Marriott Vacations Worldwide Corp.	(327)	(12,196)
Equinix, Inc.	(243)	(12,326)
Alliant Energy Corp.	(3,232)	(12,859)
Wynn Resorts Ltd.	(263)	(13,533)
Atmos Energy Corp.	(2,025)	(13,841)
Albemarle Corp.	(685)	(14,182)
Royal Gold, Inc.	(873)	(14,789)
salesforce.com, Inc.*	(1,205)	(15,436)
NVIDIA Corp.	(226)	(15,500)
Crocs, Inc.*	(4,869)	(15,636)
Marriott International, Inc. — Class A	(876)	(17,369)
Autodesk, Inc.*	(615)	(17,780)
Adobe Systems, Inc.*	(520)	(17,821)
CoreSite Realty Corp.	(693)	(18,157)
Ball Corp.	(4,421)	(19,539)
DCT Industrial Trust, Inc.	(1,958)	(19,606)
Facebook, Inc. — Class A*	(849)	(19,748)
CarMax, Inc.*	(1,642)	(19,860)

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS	September 30, 2017

	Shares	Unrealized Gain (Loss)
CUSTOM BASKET OF SHORT SECURITIES[4] (continued)
Xylem, Inc.	(1,621)	$(22,728)
International Flavors & Fragrances, Inc.	(1,263)	(25,144)
Healthcare Services Group, Inc.	(1,908)	(25,663)
FMC Corp.	(1,064)	(30,547)
Take-Two Interactive Software, Inc.*	(653)	(31,259)
Total Custom Basket of Short Securities		(739,709)

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2017.
[2]	Security was fair valued by the Valuation Committee at September 30, 2017. The total market value of fair valued securities amounts to $0, (cost $101,261) or 0.0% of total net assets.
[3]	Rate indicated is the 7 day yield as of September 30, 2017.
[4]	Total Return is based on the return of custom long basket of securities +/- financing at a variable rate. Rate indicated is rate eff ective at September 30, 2017.
[5]	Total Return is based on the return of custom short basket of securities +/- financing at a variable rate. Rate indicated is rate eff ective at September 30, 2017.

plc	Public Limited Company
REIT	Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$12,247,375	$—	$—	$—	$—	**	$12,247,375
Equity Index Swap Agreements	—	—	—	208,341	—		208,341
Money Market Fund	553,097	—	—	—	—		553,097
Total Assets	$12,800,472	$—	$—	$208,341	$—		$13,008,813

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs		Total
Equity Index Swap Agreements	$—	$—	$—	$755,811	$—		$755,811

*	Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.
**	Market value of security is $0.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2017, there were no transfers between levels.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1 - Organization and Significant Accounting Policies

Organization

Guggenheim Variable Funds Trust (the "Trust"), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 ("1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate Fund. The Trust is authorized to issue an unlimited number of shares. The Trust accounts for the assets of each Fund separately. At September 30, 2017, the Trust consisted of sixteen funds.

This report covers the Series A (StylePlus—Large Core Series), Series B (Large Cap Value Series), Series D (World Equity Income Series), Series E (Total Return Bond Series), Series F (Floating Rate Strategies Series), Series J (StylePlus—Mid Growth Series), Series N (Managed Asset Allocation Series), Series O (All Cap Value Series), Series P (High Yield Series), Series Q (Small Cap Value Series), Series V (MidCap Value Series), Series X (StylePlus—Small Growth Series), and Series Z (Alpha Opportunity Series) (the “Funds”), each a diversified investment company, with the exception of Series B (Large Cap Value Series) and Series Y (StylePlus—Large Growth Series), which are each a non-diversified investment company.

Security Investors, LLC, which operates under the name Guggenheim Investments (“GI”), provides advisory services. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI and GFD are affiliated entities.

Significant Accounting Policies
The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The net asset value (“NAV”) per share of a fund is calculated by dividing the market value of the fund’s securities and other assets, less all liabilities, by the number of outstanding shares of the fund.

(a) Valuation of Investments
The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities and/or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sale price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Securities. In addition, under the Valuation Procedures, the Valuation Committee and GI are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Open-end investment companies ("mutual funds") are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds ("ETFs") and closed-end investment companies ("CEFs") are valued at the last quoted sale price.

U.S. Government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value. Money market funds are valued at net asset value.

Typically, loans are valued using information provided by an independent third party pricing service which uses broker quotes in a non-active market.

Listed options are valued at the Official Settlement Price listed by the exchange, usually as of 4:00 p.m. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-counter ("OTC") options are valued using the average bid price (for long options) or average ask price (for short options) obtained from one or more security dealers.

Premiums received from options written are entered in a Fund’s accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When an option written expires, or if a Fund enters into a closing purchase transaction, it realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The values of over-the-counter ("OTC") swap agreements entered into by a Fund are accounted for using the unrealized gains or losses on the agreements that are determined by marking the agreements to the last quoted value of the index that the swaps pertain to at the close of the NYSE. The swaps' values are then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

The value of interest rate swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined using the spread priced off the previous day’s Chicago Mercantile Exchange ("CME") price.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency. The change in value of the contract is recorded as unrealized appreciation or depreciation until the forward foreign currency contract is closed. When the forward foreign currency contract is closed the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI under the direction of the Board using methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Under the Funds’ organizational documents, the Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Note 2 – Financial Instruments and Derivatives
As part of their investment strategy, the Funds utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 to Schedule of Investments.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Speculation: the use of an instrument to express macro-economic and other investment views.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Options Purchased and Written

A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid.

The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where a Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for OTC options, a Fund may be at risk because of the counterparty’s inability to perform.

Futures

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund's use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Schedules of Investments.

Swaps

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund utilizing OTC swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like an exchange-traded futures contract. Upon entering into a centrally-cleared swap transaction, the Fund is required to deposit with its clearing broker an amount of cash or securities as an initial margin. Subsequent variation margin payments or receipts are made or received by the Fund, depending on fluctuations in the fair value of the reference entity. For Funds utilizing interest rate swaps, the exchange bears the risk of loss.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as index or basket) or a fixed or variable interest rate. Index swaps will usually be computed based on the current index value as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. A fund utilizing a total return index swap bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying index declines in value.

Interest rate swaps involve the exchange by the Funds with another party for their respective commitment to pay or receive a fixed or variable interest rate on a notional amount of principal. Interest rate swaps are generally centrally-cleared, but central clearing does not make interest rate swap transactions risk free.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Funds may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

In conjunction with the use of short sales and derivative instruments, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or the repurchase agreements allocated to the Funds.

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. A Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Certain Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

Note 3 – Fair Value Measurement
In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Funds’ investments. When values are not available from a pricing service, they may be computed by the Funds’ investment adviser or an affiliate. In any event, values may be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2 or Level 3, as indicated in this report.

Indicative quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may be also used to value the Funds’ assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although indicative quotes are typically received from established market participants, the Funds may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in an indicative quote would generally result in significant changes in the fair value of the security.

 Certain fixed income securities are valued by obtaining a monthly indicative quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 4– Federal Income Tax Information
The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At September 30, 2017, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain (Loss)
Series A (StylePlus—Large Core Series)	$235,287,725	$16,571,779	$(1,137,366)	$15,434,413
Series B (Large Cap Value Series)	210,414,741	54,014,934	(3,947,187)	50,067,747
Series D (World Equity Income Series)	143,277,608	18,466,466	(1,999,195)	16,467,271
Series E (Total Return Bond Series)	130,846,267	2,822,702	(3,564,759)	(742,057)
Series F (Floating Rate Strategies Series)	53,281,964	229,961	(596,226)	(366,265)
Series J (StylePlus—Mid Growth Series)	176,972,335	15,064,209	(936,981)	14,127,228
Series N (Managed Asset Allocation Series)	41,366,028	10,185,966	(248,800)	9,937,166
Series O (All Cap Value Series)	104,174,815	27,259,563	(2,884,624)	24,374,939
Series P (High Yield Series)	105,105,137	3,295,746	(4,783,015)	(1,487,269)
Series Q (Small Cap Value Series)	84,374,739	19,287,886	(5,400,160)	13,887,726
Series V (Mid Cap Value Series)	205,663,888	43,353,259	(9,772,172)	33,581,087
Series X (StylePlus—Small Growth Series)	38,025,301	3,942,283	(316,493)	3,625,790
Series Y (StylePlus—Large Growth Series)	45,254,195	4,388,244	(133,475)	4,254,769
Series Z (Alpha Opportunity Series)	12,172,274	1,253,741	(1,173,013)	80,728

Note 5 – Unfunded Loan Commitments
Pursuant to the terms of certain loan agreements, certain Funds held unfunded loan commitments as of September 30, 2017. The Funds are obligated to fund these loan commitments at the borrower’s discretion.

The unfunded loan commitments as of September 30, 2017, were as follows:

Fund	Borrower	Maturity Date	Face Amount*	Value
Series F (Floating Rate Strategies Series)
	Beacon Roofing Supply, Inc.	2/28/18	$300,000	$–
	Engineered Machinery Holdings, Inc.	7/19/24	6,692	16
			$306,692	$16
Series P (High Yield Series)
	Acosta, Inc.	9/26/19	488,889	25,900
	Advantage Sales & Marketing LLC	7/25/19	900,000	42,059
	BBB Industries, LLC	11/4/19	775,000	44,715
	Beacon Roofing Supply, Inc.	2/28/18	1,550,000	–
	Epicor Software	6/1/20	600,000	39,776
	ICSH Parent, Inc.	4/29/24	21,318	–
	Signode Industrial Group US, Inc.	5/1/19	1,600,000	63,235
	Vantiv LLC	9/8/24	49,308	–
			$5,984,514	$215,685

*	The face amount is denominated in U.S. dollars unless otherwise indicated.

Note 6 – Restricted Securities
The securities below are considered illiquid and restricted under guidelines established by the Board of Trustees:

Fund	Restricted Securities	Acquisition Date	Cost	Value
Series E (Total Return Bond Series)
	ACC Group Housing LLC
	6.35% due 07/15/54	06/03/14	$250,000	$292,197
	Atlantic Marine Corporations Communities LLC
	5.43% due 12/01/50	07/25/14	318,828	330,270
	Copper River CLO Ltd.
	2007-1A, due 01/20/21	05/09/14	702,000	81,756
	GMAC Commercial Mortgage Asset Corp.
	2007-HCKM, 6.11% due 08/10/52	10/07/16	1,119,949	1,073,908
	Northern Group Housing LLC
	6.80% due 08/15/53	07/25/13	600,000	737,568
	Pacific Northwest Communities LLC
	5.91% due 06/15/50	05/22/14	400,000	441,308
	Turbine Engines Securitization Ltd.
	2013-1A, 5.13% due 12/13/48	11/27/13	630,978	625,775
	Woodbourne Capital Trust I
	(1 Month USD LIBOR + 250 bps) 3.13%	01/20/06	301,449	226,254
	Woodbourne Capital Trust II
	(1 Month USD LIBOR + 250 bps) 3.13%	01/20/06	301,449	226,254
	Woodbourne Capital Trust III
	(1 Month USD LIBOR + 250 bps) 3.14%	01/20/06	301,449	226,255
	Woodbourne Capital Trust IV
	(1 Month USD LIBOR + 250 bps) 3.14%	01/20/06	301,449	226,255
			5,227,551	4,487,800

Series P (High Yield Series)
	Schahin II Finance Co. SPV Ltd.	03/12/15	$111,437	$17,373
	5.88% due 09/25/22

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)	Guggenheim Variable Funds Trust

By (Signature and Title)*	/s/ Amy J. Lee
Amy J. Lee, Chief Executive Officer and President

Date	November 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Amy J. Lee
Amy J. Lee, Chief Executive Officer and President

Date	November 29, 2017

By (Signature and Title)*	/s/ John L. Sullivan
John L. Sullivan, Chief Financial Officer, Chief Accounting Officer and Treasurer

Date	November 29, 2017

*	Print the name and title of each signing officer under his or her signature.